AS FILED WITH THE U.S. SECURITIES AND EXCHANGE COMMISSION ON DECEMBER 15, 2017

                                                    1933 Act File No. 333-221524

================================================================================

                    U.S. SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                   FORM N-14

                        REGISTRATION STATEMENT UNDER THE
                             SECURITIES ACT OF 1933

                         PRE-EFFECTIVE AMENDMENT NO. 2
                          POST-EFFECTIVE AMENDMENT NO.

                        THE ADVISORS' INNER CIRCLE FUND
               (Exact Name of Registrant as Specified in Charter)

                            One Freedom Valley Drive
                            Oaks, Pennsylvania 19456
               (Address of Principal Executive Offices, Zip Code)

                                 1-800-932-7781
                        (Registrant's Telephone Number)

                                Michael Beattie
                              c/o SEI Investments
                            One Freedom Valley Drive
                            Oaks, Pennsylvania 19456
                    (Name and Address of Agent for Service)

                                    Copy to:

Sean Graber, Esquire                               Dianne M. Descoteaux, Esquire
Morgan, Lewis & Bockius LLP                        c/o SEI Investments
1701 Market Street                                 One Freedom Valley Drive
Philadelphia, Pennsylvania 19103                   Oaks, Pennsylvania 19456

Title of Securities being Registered: Institutional Class Shares each of the AT All Cap Growth Fund and AT Equity Income Fund.

Approximate Date of Proposed Public Offering: As soon as practicable after the Registration Statement becomes effective under the Securities Act of 1933, as amended.

No filing fee is required under the Securities Act of 1933, as amended, because an indefinite number of shares of beneficial interest have previously been registered pursuant to Rule 24f-2 under the Investment Company Act of 1940, as amended.

It is proposed that this filing will become effective on January 14, 2018 pursuant to Rule 488 under the Securities Act of 1933, as amended.

                        TRUST FOR PROFESSIONAL MANAGERS
                      c/o U.S. Bancorp Fund Services, LLC
                                  P.O. Box 701
                      615 East Michigan Street, 2nd Floor
                        Milwaukee, Wisconsin 53201-0701

                NOTICE OF JOINT SPECIAL MEETING OF SHAREHOLDERS
           OF GENEVA ADVISORS ALL CAP GROWTH FUND AND GENEVA ADVISORS
                               EQUITY INCOME FUND

                         TO BE HELD ON JANUARY 26, 2018

     A joint special meeting (the "Meeting") of the shareholders of Geneva Advisors All Cap Growth Fund and Geneva Advisors Equity Income Fund (each, a "Target Fund" and together, the "Target Funds"), each a series of Trust for Professional Managers (the "Target Trust"), will be held on January 26, 2018 at 10:00 a.m., Central Time, at the offices of the Target Funds' administrator, U.S. Bancorp Fund Services, LLC, 615 East Michigan Street, Milwaukee, Wisconsin 53202, to vote on the following proposals (collectively, the "Proposals"):

PROPOSALS 1-2

     PROPOSAL 1

     To approve an Agreement and Plan of Reorganization between the Target Trust, on behalf of Geneva Advisors All Cap Growth Fund, and The Advisors' Inner Circle Fund (the "Acquiring Trust"), on behalf of AT All Cap Growth Fund, a newly created series of the Acquiring Trust, pursuant to which: (a) the AT All Cap Growth Fund will acquire all of the assets and assume all of the liabilities of the Geneva Advisors All Cap Growth Fund in exchange for the class of shares of the AT All Cap Growth Fund designated "Institutional Class shares" of equal value to the net assets of the Geneva Advisors All Cap Growth Fund; and (b) the Geneva Advisors All Cap Growth Fund will distribute the AT All Cap Growth Fund's shares to its shareholders, in connection with the liquidation of the Geneva Advisors All Cap Growth Fund (the "All Cap Growth Fund Reorganization").

     PROPOSAL 2

     To approve an Agreement and Plan of Reorganization between the Target Trust, on behalf of Geneva Advisors Equity Income Fund, and the Acquiring Trust, on behalf of AT Equity Income Fund (together with the AT All Cap Growth Fund, the "Acquiring Funds" and each, an "Acquiring Fund"), a newly created series of the Acquiring Trust, pursuant to which: (a) the AT Equity Income Fund will acquire all of the assets and assume all of the liabilities of the Geneva Advisors Equity Income Fund, in exchange for the class of shares of the AT Equity Income Fund designated "Institutional Class shares" of equal value to the net assets of the Geneva Advisors Equity Income Fund; and (b) the Geneva Advisors Equity Income Fund will distribute the AT Equity Income Fund's shares to its shareholders, in connection with the liquidation of the Target Fund (the "Equity Income Fund Reorganization" and together with the All Cap Growth Fund Reorganization, the "Reorganizations" and each, a "Reorganization").

     Shareholders of each Target Fund will vote separately on each Reorganization, as shown below:

------------------------------------------------------------------------------------------------------
TARGET FUND                                            ACQUIRING FUND                   PROPOSAL #
------------------------------------------------------------------------------------------------------
Geneva Advisors All Cap Growth Fund                    AT All Cap Growth Fund               1
------------------------------------------------------------------------------------------------------
Geneva Advisors Equity Income Fund                     AT Equity Income Fund                2
------------------------------------------------------------------------------------------------------

PROPOSALS 3-4

     To approve a new investment advisory agreement between AT Investment Advisers, Inc. ("ATIA") and the Target Trust on behalf of each Target Fund (the "Advisory Agreement") pursuant to which ATIA will provide investment advisory services to each Target Fund until the date of the closing of the Reorganization relating to such Target Fund and permitting ATIA to receive investment advisory fees currently held in escrow and accrued in connection with investment advisory services provided by ATIA to the Target Fund since August 31, 2017.

     Shareholders of each Target Fund will vote separately on the Advisory Agreement, as shown below:

--------------------------------------------------------------------------------
TARGET FUND                                                         PROPOSAL #
--------------------------------------------------------------------------------
Geneva Advisors All Cap Growth Fund                                     3
--------------------------------------------------------------------------------
Geneva Advisors Equity Income Fund                                      4
--------------------------------------------------------------------------------

     Target Fund shareholders of record as of the close of business on December 6, 2017 are entitled to notice of, and to vote at, the Meeting or any adjournment of the Meeting. Each Proposal will be effected only if the applicable Target Fund's shareholders approve such Proposal.

     The Board of Trustees of the Target Trust (the "Target Trust Board") requests that you vote your shares by completing the enclosed proxy card and returning it in the enclosed postage paid return envelope or by voting by telephone or via the internet using the instructions on the proxy card.

     THE TARGET TRUST BOARD RECOMMENDS THAT YOU CAST YOUR VOTE FOR THE PROPOSALS AS DESCRIBED IN THE ACCOMPANYING PROXY STATEMENT/PROSPECTUS.

     If you are voting by mail, please sign and promptly return the proxy card in the postage paid return envelope regardless of the number of shares owned.

     Proxy card instructions may be revoked at any time before they are exercised by submitting a written notice of revocation or a subsequently executed proxy card or by attending the Meeting and voting in person.


                                                 /s/ Adam W. Smith
                                                 -------------------------------
                                                 Adam W. Smith, Esq., Secretary
                                                 Trust for Professional Managers
                                                 December 18, 2017

GENEVA ADVISORS ALL CAP GROWTH FUND                      AT ALL CAP GROWTH FUND
                AND                                               AND
 GENEVA ADVISORS EQUITY INCOME FUND,                     AT EQUITY INCOME FUND,
EACH A SERIES OF TRUST FOR PROFESSIONAL           EACH A SERIES OF THE ADVISORS' INNER
              MANAGERS                                        CIRCLE FUND
  C/O U.S. BANCORP FUND SERVICES, LLC                   ONE FREEDOM VALLEY DRIVE
            P.O. BOX 701                              OAKS, PENNSYLVANIA 19456
    MILWAUKEE, WISCONSIN 53201-0701                          (866) 773-3238
            (800) 443-2862

                           PROXY STATEMENT/PROSPECTUS
                               DECEMBER 18, 2017

INTRODUCTION

     This Proxy Statement/Prospectus contains information that shareholders of Geneva Advisors All Cap Growth Fund and Geneva Advisors Equity Income Fund (each, a "Target Fund" and together, the "Target Funds"), each a series of Trust for Professional Managers (the "Target Trust"), should know before voting on the proposed reorganizations and investment advisory agreements that are described herein, and should be retained for future reference. This document is both the proxy statement of the Target Funds and also a prospectus for the AT All Cap Growth Fund and AT Equity Income Fund (each, an "Acquiring Fund" and together, the "Acquiring Funds"), each a newly created series of The Advisors' Inner Circle Fund (the "Acquiring Trust"). Each of the Target Funds and the Acquiring Funds (each a "Fund" and collectively, the "Funds") is a series of a registered open-end management investment company.

     A special meeting of the shareholders of the Target Funds (the "Meeting") will be held at the offices of Target Funds' administrator, U.S. Bancorp Fund Services, LLC, 615 East Michigan Street, Milwaukee, Wisconsin 53202 on January 25, 2018 at 10:00 a.m., Central Time. At the Meeting, shareholders of the Target Funds will be asked to consider the following proposals (collectively, the "Proposals"):

PROPOSALS 1-2

     PROPOSAL 1

     To approve an Agreement and Plan of Reorganization between the Target Trust, on behalf of Geneva Advisors All Cap Growth Fund, and the Acquiring Trust, on behalf of AT All Cap Growth Fund, pursuant to which: (a) the AT All Cap Growth Fund will acquire all of the assets and assume all of the liabilities of the Geneva Advisors All Cap Growth Fund in exchange for the class of shares of the AT All Cap Growth Fund designated "Institutional Class shares" of equal value to the net assets of the Geneva Advisors All Cap Growth Fund; and (b) the Geneva Advisors All Cap Growth Fund will distribute the AT All Cap Growth Fund's shares to its shareholders, in connection with the liquidation of the Geneva Advisors All Cap Growth Fund (the "All Cap Growth Fund Reorganization").

     PROPOSAL 2

     To approve an Agreement and Plan of Reorganization between the Target Trust, on behalf of Geneva Advisors Equity Income Fund, and the Acquiring Trust, on behalf of AT Equity Income Fund (together with the AT All Cap Growth Fund, the "Acquiring Funds" and each, an "Acquiring Fund"), pursuant to which: (a) the AT Equity Income Fund will acquire all of the assets and assume all of the liabilities of the Geneva Advisors Equity Income Fund, in exchange for the class of shares of the AT Equity Income Fund designated "Institutional Class shares" of equal value to the net assets of the Geneva Advisors Equity Income Fund; and
(b) the Geneva Advisors Equity Income Fund will distribute the AT Equity Income Fund's shares to its shareholders, in connection with the liquidation of the Target Fund (the "Equity Income Fund Reorganization" and together with the All Cap Growth Fund Reorganization, the "Reorganizations" and each, a "Reorganization").

     Shareholders of each Target Fund will vote separately on each Reorganization, as shown below:

------------------------------------------------------------------------------------------------------
TARGET FUND                                            ACQUIRING FUND                   PROPOSAL #
------------------------------------------------------------------------------------------------------
Geneva Advisors All Cap Growth Fund                    AT All Cap Growth Fund               1
------------------------------------------------------------------------------------------------------
Geneva Advisors Equity Income Fund                     AT Equity Income Fund                2
------------------------------------------------------------------------------------------------------

PROPOSALS 3-4

     To approve a new investment advisory agreement between AT Investment Advisers, Inc. ("ATIA") and the Target Trust on behalf of each Target Fund (the "Advisory Agreement") pursuant to which ATIA will provide investment advisory services to each Target Fund until the date of the closing of the Reorganization relating to such Target Fund and permitting ATIA to receive investment advisory fees currently held in escrow and accrued in connection with investment advisory services provided by ATIA to the Target Fund since August 31, 2017.

     Shareholders of each Target Fund will vote separately on the Advisory Agreement, as shown below:

--------------------------------------------------------------------------------
TARGET FUND                                                    PROPOSAL #
--------------------------------------------------------------------------------
Geneva Advisors All Cap Growth Fund                                3
--------------------------------------------------------------------------------
Geneva Advisors Equity Income Fund                                 4
--------------------------------------------------------------------------------

     The total value of an Acquiring Fund's shares that shareholders of the corresponding Target Fund will receive in a Reorganization will be the same as the total value of the shares of the Target Fund that such shareholders held immediately prior to the Reorganization. Each Reorganization is anticipated to be a tax-free transaction, meaning that shareholders are not expected to be required to pay any federal income tax in connection with the Reorganization. For more detailed information about the federal income tax consequences of each Reorganization, please refer to the section titled "The Proposed Reorganization
- Federal Income Tax Considerations" below. No sales charges will be imposed in connection with a Reorganization.

     Although the Board of Trustees of the Target Trust (the "Target Trust Board") recommends that shareholders approve each Proposal, shareholder approval of one Proposal is not contingent upon shareholder approval of any other Proposal. Accordingly, if the shareholders of Geneva Advisors All Cap Growth Fund approve the proposed Reorganization of that Target Fund, then the Reorganization of that Target Fund will occur, regardless of the outcome of the shareholder vote to approve the proposed Reorganization of Geneva Advisors Equity Income Fund. Similarly, if the shareholders of Geneva Advisors Equity Income Fund approve the proposed Reorganization of that Target Fund, then the Reorganization of that Target Fund will occur, regardless of the outcome of the shareholder vote to approve the proposed Reorganization of Geneva Advisors All Cap Growth Fund. In either such case, the Board will consider what further actions to take with respect to one or both Target Funds that will not be reorganized, which may include liquidation of one or both such Target Funds.

     If the shareholders of a Target Fund approve the Reorganization of that Target Fund, but do not approve the Advisory Agreement relating to the Target Fund, ATIA will continue to serve as investment adviser to that Target Fund pursuant to an interim advisory agreement entered into between ATIA and the Target Trust, on behalf of the Target Funds (the "Interim Advisory Agreement"), until the earlier of the Interim Advisory Agreement's expiration or the closing of the Reorganization. Under these circumstances, if the Interim Advisory Agreement for a Target Fund expires prior to the Reorganization, the Target Trust Board will consider what further actions to take with respect to that Target Fund, which may include its liquidation.

     If the shareholders of a Target Fund do not approve the Reorganization of the Target Fund, but approve the Advisory Agreement relating to the Target Fund, ATIA will be paid the total amount of advisory fees accrued with respect to the Target Fund held in escrow (plus interest) and ATIA will serve as investment advisor to such Target Fund under the Advisory Agreement until the Target Trust Board considers what further actions to take with respect to that Target Fund, which may include its liquidation.

     The Target Trust Board has fixed the close of business on December 6, 2017 as the record date ("Record Date") for the determination of Target Fund shareholders entitled to notice of and to vote at the Meeting and at any adjournment thereof. Shareholders of each Target Fund on the Record Date will be entitled to one vote for each share of the Target Fund held (and a proportionate fractional vote for each fractional share). This Proxy Statement/Prospectus, the enclosed Notice of Special Meeting of Shareholders, and the enclosed proxy card will be mailed on or about December 26, 2017 to all shareholders eligible to vote on the Reorganization.

     The Target Trust Board has approved the Agreement and Plan of Reorganization with respect to each Target Fund and has determined that each Reorganization is in the best interests of the applicable Target Fund and will not dilute the interests of the existing shareholders of such Target Fund. Accordingly, the Target Trust Board recommends that shareholders of each Target Fund vote "FOR" the approval of the Agreement and Plan of Reorganization. If shareholders of either Target Fund do not approve the Agreement and Plan of Reorganization, the Target Trust Board will consider what further action is appropriate for such Target Fund.

          Additional information about the Funds is available in the following:

     1. Prospectus dated December 29, 2016 for Trust for Professional Managers, with respect to the Target Funds (filed via EDGAR on December 20, 2016, Accession No. 0000894189-16-013558) ("Target Funds
          Prospectus");

     2. Supplement dated September 19, 2017 to the Target Funds Prospectus (filed via EDGAR on September 19, 2017, Accession No.
          0000894189-17-004950);

     3. Statement of Additional Information dated December 29, 2016 for Trust for Professional Managers, with respect to the Target Funds (filed via EDGAR on December 20, 2016, Accession No. 0000894189-16-013558)
          ("Target Funds SAI");

     4. Supplement dated September 19, 2017 to the Target Funds SAI (filed via EDGAR on September 19, 2017, Accession No. 0000894189-17-004950);

     5. Prospectus dated December 13, 2017 for The Advisors' Inner Circle Fund, with respect to the Acquiring Funds (filed via EDGAR on December 13, 2017, Accession No. 0001135428-17-001113) ("Acquiring Funds
          Prospectus");

     6. Statement of Additional Information dated December 13, 2017 for The Advisors' Inner Circle Fund, with respect to the Acquiring Funds (filed via EDGAR on December 13, 2017, Accession No.
          0001135428-17-001113); and

     7. The audited financial statements and related report of the independent public accounting firm included in the Trust for Professional Managers Annual Report to Shareholders for the fiscal year ended August 31, 2017, with respect to the Target Funds (filed via EDGAR on November 3, 2017, Accession No. 0000898531-17-000541) ("2017 Annual Report").

     These documents are on file with the Securities and Exchange Commission (the "SEC"). The Target Funds Prospectus, as supplemented, is incorporated herein by reference and is legally deemed to be part of this Proxy Statement/Prospectus. A copy of the current prospectus of the Acquiring Funds accompanies this Proxy Statement/Prospectus and is incorporated herein by reference and is legally deemed to be part of this Proxy Statement/Prospectus. The Statement of Additional Information (the "SAI") to this Proxy Statement/Prospectus also is incorporated herein by reference and is legally deemed to be part of this Proxy Statement/Prospectus. The 2017 Annual Report also is incorporated herein by reference and is legally deemed to be part of this Proxy Statement/Prospectus. The Target Funds' prospectus and the most recent annual report to shareholders of the Target Funds, containing audited financial statements for the most recent fiscal year, have been previously mailed to shareholders and are available on the Target Funds' website at www.genevafunds.com.

     Copies of all of these documents are available upon request without charge by writing to or calling:

      FOR TARGET FUND DOCUMENTS:               FOR ACQUIRING FUND DOCUMENTS:
--------------------------------------------------------------------------------
   TRUST FOR PROFESSIONAL MANAGERS            THE ADVISORS' INNER CIRCLE FUND
C/O U.S. BANCORP FUND SERVICES, LLC               ONE FREEDOM VALLEY DRIVE
           P.O. BOX 701                           OAKS, PENNSYLVANIA 19456
  MILWAUKEE, WISCONSIN 53201-0701                     (866) 773-3238
          (800) 443-2862

     You also may view or obtain these documents from the SEC's Public Reference Room, which is located at 100 F Street, N.E., Washington, D.C. 20549-1520, or from the SEC's website at www.sec.gov. Information on the operation of the SEC's Public Reference Room may be obtained by calling the SEC at (202) 551-8090. You can also request copies of these materials, upon payment at the prescribed rates of the duplicating fee, by electronic request to the SEC's e-mail address (publicinfo@sec.gov) or by writing the Public Reference Branch, Office of Consumer Affairs and Information Services, SEC, Washington, D.C. 20549-1520.

     THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND EXCHANGE COMMISSION NOR HAS THE SECURITIES AND EXCHANGE COMMISSION PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROXY STATEMENT/PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE. AN INVESTMENT IN THE FUNDS IS NOT A DEPOSIT WITH A BANK AND IS NOT INSURED OR GUARANTEED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION ("FDIC") OR ANY OTHER GOVERNMENT AGENCY. YOU MAY LOSE MONEY BY INVESTING IN THE FUNDS.

                               TABLE OF CONTENTS

                                                                            PAGE
PROPOSALS 1-2: TO APPROVE AN AGREEMENT AND PLAN OF REORGANIZATION
QUESTIONS AND ANSWERS .....................................................    1
  Why are you sending me the Proxy Statement/Prospectus? ..................    1
  On what am I being asked to vote? .......................................    1
  What are the reasons for the proposed Reorganizations? ..................    1
  Has my Fund's Board of Trustees approved the Agreement and Plan
    of Reorganization and the Reorganizations? ............................    2
  What effect will the applicable Reorganization have on me as a
    shareholder? ..........................................................    2
  How do the Funds' investment objectives, principal investment
    strategies and principal risks compare? ...............................    2
  How do the Funds' fees and expenses compare? ............................    3
  How do the performance records of the Funds compare? ....................    3
  How do the investment advisers and distributors of the Funds
    compare? ..............................................................    3
  How do the Funds' other service providers compare? ......................    4
  Will the Acquiring Funds have different portfolio managers
    than their corresponding Target Funds? ................................    5
  How do the Funds' purchase and redemption procedures and
    exchange policies compare? ............................................    5
  How do the Funds' sales charges and distribution arrangements
    compare? ..............................................................    6
  Who will bear the expenses associated with the Reorganization? ..........    6
  Will there be any tax consequences resulting from the Proposals? ........    6
  When are the Reorganizations expected to occur? .........................    6
  How do I vote on the Reorganizations? ...................................    6
  What will happen if shareholders of a Target Fund do not
    approve its Reorganization? ...........................................    7
  What if I do not wish to participate in a Reorganization? ...............    7
  Where can I find more information about the Funds and the
    Reorganizations? ......................................................    7
ADDITIONAL INFORMATION ABOUT THE FUNDS ....................................    7
  Comparison of Investment Objectives .....................................    7
  Comparison of Principal Investment Strategies ...........................    7
  Comparison of Principal Risks of Investing in the Funds .................    9
  Comparison of Fees and Expenses .........................................   18
  Comparison of Performance ...............................................   22
  Comparison of Fundamental and Non-Fundamental Investment Policies .......   25
  Comparison of Share Classes and Distribution Arrangements ...............   28
  Comparison of Purchase and Redemption Procedures, Exchange Policies
    and Redemption Fees ...................................................   28
  Comparison of Distribution Policies .....................................   30
  Comparison of Business Structures, Shareholder Rights and
    Applicable Law ........................................................   30
THE PROPOSED REORGANIZATIONS ..............................................   32
  Summary of Agreement and Plan of Reorganization .........................   32
  Board Considerations in Approving the Reorganizations ...................   33
  Federal Income Tax Considerations .......................................   35
  Costs of the Reorganizations ............................................   37
  Board Recommendation ....................................................   37
PROPOSALS 3-4: TO APPROVE AN INVESTMENT ADVISORY AGREEMENT ................   37
  Board Considerations in Approving the Advisory Agreement ................   39
  Information about AT Investment Advisers, Inc ...........................   42

  Section 15(f) of the 1940 Act ...........................................   42
  Brokerage Commissions ...................................................   43
  Board Recommendation ....................................................   43
VOTING INFORMATION ........................................................   43
  Proxy Statement/Prospectus ..............................................   43
  Voting Rights ...........................................................   44
  Quorum; Adjournment .....................................................   44
  Vote Required ...........................................................   44
  Share Ownership by Large Shareholders, Management and Trustees ..........   45
OTHER MATTERS .............................................................   45
  Capitalization ..........................................................   45
  Dissenters' Rights ......................................................   46
  Shareholder Proposals ...................................................   46
WHERE TO FIND ADDITIONAL INFORMATION ......................................   47
LEGAL MATTERS .............................................................   47
EXPERTS ...................................................................   47
EXHIBITS
EXHIBIT A Outstanding Shares of the Target Funds ..........................  A-1
EXHIBIT B Ownership of the Target Funds ...................................  B-1
EXHIBIT C Comparison of Business Structures, Shareholder
  Rights and Applicable Law ...............................................  C-1
EXHIBIT D Form of Agreement and Plan of Reorganization ....................  D-1
EXHIBIT E Form of Investment Advisory Agreement ...........................  E-1

     NO DEALER, SALESPERSON OR ANY OTHER PERSON HAS BEEN AUTHORIZED TO GIVE ANY INFORMATION OR TO MAKE ANY REPRESENTATIONS REGARDING THE REORGANIZATIONS OTHER THAN THOSE CONTAINED IN THIS PROXY STATEMENT/PROSPECTUS OR RELATED SOLICITATION MATERIALS ON FILE WITH THE SECURITIES AND EXCHANGE COMMISSION, AND YOU SHOULD NOT RELY ON SUCH OTHER INFORMATION OR REPRESENTATIONS.

       PROPOSALS 1-2: TO APPROVE AN AGREEMENT AND PLAN OF REORGANIZATION

     Shareholders of each Target Fund are being asked to consider and approve the Agreement and Plan of Reorganization that will have the effect of reorganizing the Target Fund with and into the corresponding Acquiring Fund. The Agreement and Plan of Reorganization provides that (a) each Acquiring Fund will acquire all of the assets and assume all of the liabilities of its corresponding Target Fund, in exchange for the class of shares of the Acquiring Fund designated "Institutional Class shares" of equal value to the net assets of the Target Fund; (b) each Target Fund will distribute the corresponding Acquiring Fund shares to its shareholders; and (c) the liquidation of the Target Fund.

                             QUESTIONS AND ANSWERS

     This section summarizes in a question and answer format the key points that the Funds believe may be of interest to shareholders considering the Proposals. For a more complete understanding, please refer to the information contained elsewhere in this Proxy Statement/Prospectus, in the Agreement and Plan of Reorganization and/or in the prospectuses and SAIs of the Funds. Shareholders should read the entire Proxy Statement/Prospectus and the prospectus of the Acquiring Funds carefully for more complete information.

WHY ARE YOU SENDING ME THE PROXY STATEMENT/PROSPECTUS?

You are receiving this Proxy Statement/Prospectus because you own shares in a Target Fund as of the Record Date and have the right to vote on the very important Proposals described herein concerning your Fund. This Proxy Statement/Prospectus contains information that shareholders of your Target Fund should know before voting on the proposed Reorganization. This document is both a proxy statement of your Target Fund and also a prospectus for the corresponding Acquiring Fund.

ON WHAT AM I BEING ASKED TO VOTE?

     You are being asked to approve transitioning your Target Fund to a new fund family. Specifically, as a shareholder of the Target Fund, you are being asked to consider and approve the Agreement and Plan of Reorganization pursuant to which the assets and liabilities of the Target Fund will be transferred to the corresponding Acquiring Fund, a newly created fund on the Acquiring Trust's mutual fund platform. If shareholders of your Target Fund approve the Agreement and Plan of Reorganization, the shareholders will receive Institutional Class shares of the Acquiring Fund in exchange for their Class R shares and/or Class I shares of the Target Fund.

WHAT ARE THE REASONS FOR THE PROPOSED REORGANIZATIONS?

     On August 31, 2017, Geneva Advisors, LLC ("Geneva"), the prior investment adviser to each Target Fund, completed the sale of 100% of its equity to Canadian Imperial Bank of Commerce ("CIBC"), a Canadian-based global financial institution (the "Transaction"). Following the closing of the Transaction, all employees of Geneva became employees of AT Investment Advisers, Inc. ("ATIA"), a subsidiary of CIBC. ATIA currently serves as investment adviser to the Target Funds pursuant to an interim investment advisory agreement between ATIA and the Target Trust, on behalf of the Target Funds (the "Interim Advisory Agreement"). ATIA also serves as investment adviser to other mutual funds that are series of the Acquiring Trust. Therefore, ATIA proposes to reorganize each Target Fund into the corresponding Acquiring Fund in order to realize operational and administrative efficiencies that may result from managing the Target Funds on the same platform as the other funds it advises.

     In considering the Reorganizations and the Agreement and Plan of Reorganization, the Target Trust Board considered these and other factors in concluding that each Reorganization would be in the best interest of the applicable Target Fund. The Target Trust Board's considerations are described in more detail in the "THE PROPOSED REORGANIZATIONS -- Board Considerations in Approving the Reorganizations" section below.

HAS MY FUND'S BOARD OF TRUSTEES APPROVED THE AGREEMENT AND PLAN OF REORGANIZATION AND THE REORGANIZATION?

     Yes. The Target Trust Board has carefully reviewed the Proposal and unanimously approved the Agreement and Plan of Reorganization and the Reorganization for your Fund. THE TARGET TRUST BOARD RECOMMENDS THAT SHAREHOLDERS OF EACH TARGET FUND VOTE "FOR" THE APPLICABLE PROPOSAL.

WHAT EFFECT WILL THE APPLICABLE REORGANIZATION HAVE ON ME AS A SHAREHOLDER?

     Immediately after the Reorganization of your Target Fund, you will hold the number of full and fractional Institutional Class shares of the applicable Acquiring Fund equal in value to the value of the Class R shares and/or Class I shares of the corresponding Target Fund that you held immediately prior to the closing of the Reorganization. The principal differences between each Target Fund and the corresponding Acquiring Fund are described in this Proxy Statement/Prospectus. The prospectus of the Acquiring Funds that accompanies this Proxy Statement/Prospectus contains additional information about the Acquiring Funds.

HOW DO THE FUNDS' INVESTMENT OBJECTIVES, PRINCIPAL INVESTMENT STRATEGIES AND PRINCIPAL RISKS COMPARE?

     Each Acquiring Fund and its corresponding Target Fund have the same investment objectives, as described below. Each Fund's investment objective is classified as non-fundamental, which means that a Target Fund's investment objective can be changed by the Target Fund Board without shareholder approval and an Acquiring Fund's investment objective can be changed by the Board of Trustees of the Acquiring Trust (the "Acquiring Trust Board") without shareholder approval, although there is no present intention to do so.

INVESTMENT OBJECTIVES

GENEVA ADVISORS ALL CAP GROWTH FUND           AT ALL CAP GROWTH FUND
(TARGET FUND)                                 (ACQUIRING FUND)
The investment objective of the Geneva        The investment objective of the AT
Advisors All Cap Growth Fund is               All Cap Growth Fund is long-term
long-term capital appreciation.               capital appreciation.

GENEVA ADVISORS EQUITY INCOME FUND            AT EQUITY INCOME FUND
(TARGET FUND)                                 (ACQUIRING FUND)
The investment objective of the Geneva        The AT Equity Income Fund seeks
Advisors Equity Income Fund is current        current income and, secondarily,
income, with a secondary objective of         modest capital appreciation.
modest capital appreciation.

     The principal investment strategies of each Acquiring Fund are the same as the principal investment strategies of its corresponding Target Fund, except for the fact that the AT Equity Income Fund has a policy to invest at least 80% of its net assets, plus any borrowings for investment purposes, in equity securities, while the Geneva Advisors Equity Income Fund follows this policy in practice but does not include such disclosure in its prospectus. Further, the AT Equity Income Fund's prospectus clarifies that the equity securities in which the Fund may invest include common stocks and the Geneva Advisors Equity Income Fund's prospectus does not, although in practice the Geneva Advisors Equity Income Fund also invests in common stocks as part of its principal investment strategies.

     Because the Funds otherwise have the same principal investment strategies, the principal risks of owning shares of each Acquiring Fund are otherwise the same as the principal risks of owning shares of its corresponding Target Fund, although the Funds describe these principal risks differently.

     The sections below entitled "ADDITIONAL INFORMATION ABOUT THE FUNDS --"Comparison of Investment Objectives," "Comparison of Principal Investment Strategies" and "Comparison of the Principal Risks of Investing in the Funds" compare the investment objectives, principal investment strategies and principal risks, respectively, of each Target Fund and its corresponding Acquiring Fund.

HOW DO THE FUNDS' FEES AND EXPENSES COMPARE?

     Each Acquiring Fund will have a lower management fee than its corresponding Target Fund. ATIA will enter into a contractual expense limitation agreement with the Acquiring Trust, on behalf of the Acquiring Funds, pursuant to which it will maintain the Total Annual Fund Operating Expenses after fee waiver and/or expense reimbursements for Institutional Class shares of each Acquiring Fund at the same level at which it currently maintains the Total Annual Fund Operating Expenses after fee waiver and/or expense reimbursements for Class I shares of its corresponding Target Fund pursuant to a contractual expense limitation agreement with the Target Trust, on behalf of the Target Funds, until February 29, 2020. In addition, the Target Funds impose a redemption fee of 2.00% of the amount of Target Fund shares redeemed within 60 days of purchase, while the Acquiring Funds do not charge a redemption fee.

     ATIA may receive from each Acquiring Fund the difference between the Acquiring Fund's Total Annual Fund Operating Expenses (not including certain excluded expenses) and the expense cap to recoup all or a portion of its or Geneva's prior fee reductions or expense reimbursements made during the three-year period preceding the recoupment if at any point Total Annual Fund Operating Expenses (not including certain excluded expenses) are below the expense cap (i) at the time of the fee waiver and/or expense reimbursement and
(ii) at the time of the recoupment. As a result of ATIA charging a lower management fee to each Acquiring Fund relative to its corresponding Target Fund but maintaining each Acquiring Fund's contractual expense cap at the same level as its corresponding Target Fund, ATIA expects to be able to recoup a substantial portion of Geneva's prior fee reductions or expense reimbursements made with respect to each Target Fund.

     For more information on the fees and expenses of the Funds, see the section entitled "ADDITIONAL INFORMATION ABOUT THE FUNDS -- Comparison of Fees and Expenses."

HOW DO THE PERFORMANCE RECORDS OF THE FUNDS COMPARE?

     If the Reorganizations are approved, each Acquiring Fund will assume the performance history of its corresponding Target Fund. The Acquiring Funds do not have performance history because they have not yet commenced operations as of the date of this Proxy Statement/Prospectus.

          For more information on the performance of the Target Funds, see the section entitled "ADDITIONAL INFORMATION ABOUT THE FUNDS -- Comparison of Performance."

HOW DO THE INVESTMENT ADVISERS AND DISTRIBUTORS OF THE FUNDS COMPARE?

     INVESTMENT ADVISER. Prior to the consummation of the Transaction on August 31, 2017, Geneva served as each Target Fund's investment adviser. Since the consummation of the Transaction, ATIA has served as each Target Fund's investment adviser pursuant to the terms of the Interim Advisory Agreement. Therefore, the investment adviser to both the Target Funds and Acquiring Funds, ATIA, is the same. ATIA is a registered investment adviser whose principal address is One South Wacker Drive, Suite 3500, Chicago, Illinois 60606. ATIA is a wholly owned subsidiary of Atlantic Trust Group, LLC, located at Atlantic Trust Group, LLC, 3290 Northside Parkway, 7th Floor, Atlanta, GA 30327. Atlantic Trust Group, LLC is a wholly owned subsidiary of CIBC Bancorp USA Inc., located at 120 S. LaSalle Street, Chicago, Illinois 60603. CIBC World Markets Inc., located at 161 Bay Street, Toronto, Ontario, Canada M5J 2S8, and CIBC, located at Commerce Court, Toronto, Ontario, Canada M5L 1A2, own 1.3% and 98.7% of CIBC Bancorp USA Inc., respectively. CIBC World Markets Inc. is a wholly-owned subsidiary of CIBC. As of October 31, 2017, ATIA had approximately $16.8 billion in assets under management.

Set forth below is the name, address and principal occupation of the principal executive officer and each director of ATIA.

------------------------------------------------------------------------------------------------------------
NAME                            ADDRESS                                 PRINCIPAL OCCUPATION
------------------------------------------------------------------------------------------------------------
John S. Markwalter              3290 Northside Parkway, 7th Floor,      Chairman of the Board and Chief
PRINCIPAL EXECUTIVE OFFICER     Atlanta, GA 30327                       Executive Officer of ATIA
AND DIRECTOR
------------------------------------------------------------------------------------------------------------
Kenneth E. Kozanda              One South Wacker Drive, Suite 3500,     Chief Administrative Officer
DIRECTOR                        Chicago, IL 60606                       of ATIA
------------------------------------------------------------------------------------------------------------
Eric B. Propper                 1177 Avenue of the Americas,            President of ATIA
DIRECTOR                        42nd Floor, New York, NY 10036
------------------------------------------------------------------------------------------------------------
Stephen J. Wade                 425 Lexington Avenue, 3rd Floor,        Senior Vice President & Chief
DIRECTOR                        NY, NY 10017                            Risk Officer, for Canadian
                                                                        Imperial Bank of Commerce,
                                                                        U.S. Region
------------------------------------------------------------------------------------------------------------

     DISTRIBUTORS. Quasar Distributors, LLC, a registered broker-dealer, acts as the distributor of shares of the Target Funds. The address of Quasar Distributors, LLC is 777 East Wisconsin Avenue, 6(th) Floor, Milwaukee, Wisconsin 53202. SEI Investments Distribution Co. acts as the distributor of shares of the Acquiring Funds. The address of SEI Investments Distribution Co. is One Freedom Valley Drive, Oaks, Pennsylvania 19456. Shares of the Acquiring Funds will be sold exclusively through SEI Investments Distribution Co. and broker-dealers and other financial intermediaries that SEI Investments Distribution Co. has authorized to offer and sell Acquiring Fund shares.

HOW DO THE FUNDS' OTHER SERVICE PROVIDERS COMPARE?

     Each Fund's prospectus and SAI describe the services and other arrangements with other key service providers, including the administrator, transfer agent, custodian, distributor, and auditor. The following table identifies the principal service providers that service the Target Funds and the Acquiring
Funds:

--------------------------------------------------------------------------------
                     GENEVA ADVISORS ALL CAP          AT ALL CAP GROWTH FUND AND
                     GROWTH FUND AND GENEVA           AT EQUITY INCOME FUND
                     ADVISORS EQUITY INCOME FUND      (ACQUIRING FUNDS)
                     (TARGET FUNDS)
--------------------------------------------------------------------------------
Administrator:       U.S. Bancorp Fund Services,      SEI Investments Global
                     LLC                              Funds Services
--------------------------------------------------------------------------------
Transfer Agent:      U.S. Bancorp Fund Services,      DST Systems, Inc.
                     LLC
--------------------------------------------------------------------------------
Custodian:           U.S. Bank, N.A.                  MUFG Union Bank,
                                                      N.A.
--------------------------------------------------------------------------------
Auditor:             Cohen & Company, Ltd.            Ernst & Young LLP
--------------------------------------------------------------------------------

WILL THE ACQUIRING FUNDS HAVE DIFFERENT PORTFOLIO MANAGERS THAN THEIR CORRESPONDING TARGET FUNDS?

     No. The portfolio management team of each Target Fund is the same as the portfolio management team for the corresponding Acquiring Fund. The Acquiring Funds' prospectus that accompanies this Proxy Statement/Prospectus provides biographical information about the key individuals that comprise the portfolio management team for the Target Funds and the Acquiring Funds.

HOW DO THE FUNDS' PURCHASE AND REDEMPTION PROCEDURES AND EXCHANGE POLICIES COMPARE?

     The purchase procedures for Institutional Class shares of the Target Funds are similar to those of Class R and Class I shares of the Acquiring Funds. Shares of each Fund may be purchased from the Fund directly or through a financial intermediary, and investors may purchase both initial and additional shares of each Fund by mail or wire. However, while shares of the Target Funds may be purchased by telephone, shares of the Acquiring Fund may not.

     The minimum investment requirements for the Target Funds are different than those of the Acquiring Funds. Class R and Class I shares of the Target Funds require minimum investments of $1,000 and $100,000, respectively, and minimum subsequent investments of $100 and $1,000, respectively. Institutional Class shares of the Acquiring Funds require a minimum initial investment of $250,000; there are no minimums for subsequent investments. If you received Institutional Class shares of an Acquiring Fund as a result of a Reorganization, you may make additional Institutional Class share purchases of the Acquiring Fund if permitted by your financial intermediary.

     The redemption procedures and exchange policies for Institutional Class shares of the Target Funds are similar to those of Class R and Class I shares of the Acquiring Fund, although the Target Funds and the Acquiring Funds have different policies with respect to shareholder accounts with low balances. Generally, for the Target Funds, if your account balance drops below $1,000 for reasons other than a decline in the net asset value ("NAV") of a Target Fund or for market reasons, you may be required to sell your shares. The Target Fund generally will provide you at least 30 days' written notice prior to redeeming your shares. For the Acquiring Funds, if your account balance drops below $50,000 with respect to Institutional Class shares because of redemptions, you may be required to sell your shares. The Acquiring Fund generally will provide you at least 60 days' written notice to give you time to add to your account and avoid the involuntary redemption of your shares. If you received Institutional Class shares of an Acquiring Fund as a result of a Reorganization, you will not be subject to the $50,000 minimum account balance with respect to Institutional Class shares of the Acquiring Fund.

     For the Target Funds, you may exchange Class R or Class I shares of one Target Fund for the same class of shares of the other Target Fund until the closing of the applicable Reorganization. For the Acquiring Funds, you may exchange the Institutional Class shares of the Acquiring Fund that you receive in the Reorganization for Institutional Class shares of another series of the Acquiring Trust to which ATIA serves as investment adviser.

     For more information on the purchase and redemption procedures and exchange policies of the Funds, see the section entitled "ADDITIONAL INFORMATION ABOUT THE FUNDS -- Comparison of Purchase and Redemption Procedures and Exchange Policies."

HOW DO THE FUNDS' SALES CHARGES AND DISTRIBUTION ARRANGEMENTS COMPARE?

     The sales charges and distribution and shareholder servicing arrangements for Class I shares of the Target Funds are similar to those of the Institutional Class shares of the Acquiring Funds. Class I shares of the Target Funds and Institutional Class shares of the Acquiring Funds do not impose an initial sales charge or contingent deferred sales charge and are not subject to fees payable under a shareholder servicing plan or a distribution plan adopted pursuant to Rule 12b-1 under the Investment Company Act of 1940, as amended (the "1940 Act").

     Class R shares of the Target Funds also do not impose an initial sales charge or contingent deferred sales charge but are subject to fees payable under a distribution plan adopted pursuant to Rule 12b-1 under the 1940 Act in the amount of 0.25% of each such Fund's average daily net assets, and fees payable under a shareholder servicing plan in the amount of 0.10% of each such Fund's average daily net assets.

     For more information on the sales charges and distribution and shareholder servicing arrangements of the Funds, see the section entitled "ADDITIONAL INFORMATION ABOUT THE FUNDS -- Comparison of Share Classes and Distribution Arrangements."

WHO WILL BEAR THE EXPENSES ASSOCIATED WITH THE REORGANIZATION?

     The costs related to the Reorganizations, including any costs directly associated with preparing, filing, printing, and distributing to the shareholders of the Target Funds all materials relating to this Proxy Statement/Prospectus and soliciting shareholder votes, as well as the conversion costs associated with the Reorganizations, will be borne by ATIA or its affiliates. Neither the Target Funds nor the Acquiring Funds will bear any related costs of the Reorganizations. ATIA or its affiliates will bear the costs associated with the Reorganizations if the Reorganizations are not consummated.

WILL THERE BE ANY TAX CONSEQUENCES RESULTING FROM THE PROPOSALS?

     Each Reorganization is designed to qualify as a tax-free reorganization for federal income tax purposes and the Target Funds and the Acquiring Funds anticipate receiving a legal opinion to that effect, although there can be no assurance that the Internal Revenue Service ("IRS") will adopt a similar position. This means that the shareholders of each Target Fund will recognize no gain or loss for federal income tax purposes upon the exchange of all of their shares in a Target Fund for shares in the corresponding Acquiring Fund. Shareholders should consult their tax adviser about state and local tax consequences of the Reorganizations, if any, because the information about tax consequences in this Proxy Statement/Prospectus relates only to the federal income tax consequences of the Reorganizations.

     For more detailed information about the federal income tax consequences of the Reorganizations, please refer to the section titled "The Proposed Reorganization - Federal Income Tax Considerations" below.

WHEN ARE THE REORGANIZATIONS EXPECTED TO OCCUR?

     If shareholders of a Target Fund approve its Reorganization, it is anticipated that such Reorganization will occur on or around February 12, 2018.

HOW DO I VOTE ON THE REORGANIZATIONS?

     There are several ways you can vote your shares, including in person at the Meeting, by mail, by telephone or via the Internet. The proxy card that accompanies this Proxy Statement/Prospectus provides detailed instructions on how you may vote your shares. If you properly fill in and sign your proxy card and send it to us in time to vote at the Meeting, your "proxy" (the individuals named on your proxy card) will vote your shares as you have directed. If you sign your proxy card but do not make specific choices, your proxy will vote your shares FOR the applicable Proposal, as recommended by the Target Trust Board, and in their best judgment on other matters.

WHAT WILL HAPPEN IF SHAREHOLDERS OF A TARGET FUND DO NOT APPROVE ITS REORGANIZATION?

     In the event that a Target Fund's Reorganization is not approved by shareholders of the Target Fund, the Target Fund Board would consider alternatives to the proposed Reorganization, including the potential liquidation of the Target Fund. A Target Fund's Reorganization may not close unless certain conditions are met. If such conditions are not met, the Reorganization will not be consummated, even if Target Fund shareholders approved the Reorganization, and the Target Fund will not be combined with the corresponding Acquiring Fund.

     The approval of the Reorganization of one Target Fund is not conditioned upon the approval of the Reorganization of the other Target Fund.

WHAT IF I DO NOT WISH TO PARTICIPATE IN A REORGANIZATION?

     If you do not wish to have your shares of your Target Fund exchanged for shares of the corresponding Acquiring Fund as part of the Reorganization that is approved by shareholders, you may redeem your shares prior to the consummation of the Reorganization. If you redeem your shares, and if you hold shares in a taxable account, you will recognize a taxable gain or loss based on the difference between your tax basis in the shares and the amount you receive for them.

WHERE CAN I FIND MORE INFORMATION ABOUT THE FUNDS AND THE REORGANIZATIONS?

     Additional information about the Funds can be found in their respective prospectuses and SAIs. The remainder of this Proxy Statement/Prospectus contains additional information about the Reorganizations. You are encouraged to read the entire document. If you need any assistance, or have any questions regarding the Reorganizations or how to vote, please call 1-800-714-3305.

                     ADDITIONAL INFORMATION ABOUT THE FUNDS

COMPARISON OF INVESTMENT OBJECTIVES

     The Target Funds and their corresponding Acquiring Fund have the same investment objective. The investment objective of the Geneva Advisors All Cap Growth Fund and AT All Cap Growth Fund is long-term capital appreciation. The investment objective of the Geneva Advisors Equity Income Fund and AT Equity Income Fund is current income and, secondarily, modest capital appreciation.

     Because any investment involves risk, there can be no assurance that a Fund's investment objective will be achieved. The investment objective of each of the Funds may be changed without shareholder approval.

COMPARISON OF PRINCIPAL INVESTMENT STRATEGIES

     The following section compares the principal investment strategies of each Target Fund with the principal investment strategies of the corresponding Acquiring Fund and highlights any key differences. In addition to the principal investment strategies described below, each Fund is also subject to certain additional investment policies and limitations, which are described in each Fund's prospectus and SAI. The cover page of this Proxy Statement/Prospectus describes how you can obtain copies of these documents. A comparison of the principal risks associated with the Funds' investment strategies is described below under "Comparison of Principal Risks of Investing in the Funds."

     PROPOSAL 1. PRINCIPAL INVESTMENT STRATEGIES. REORGANIZATION OF GENEVA ADVISORS ALL CAP GROWTH FUND INTO AT ALL CAP GROWTH FUND

     The principal investment strategies of the Geneva Advisors All Cap Growth Fund and the AT All Cap Growth Fund are the same, in that each Fund seeks to achieve its investment objective by investing primarily in common stocks of U.S. companies without regard to market capitalizations. Each Fund also may invest, under normal conditions, up to 100% of its net assets in common or preferred stocks of U.S. companies. Additionally, each Fund may invest up to 30% of its net assets in securities of "foreign issuers." Each Fund's definition of "foreign issuers" includes non-U.S. companies: (a) whose securities are not traded on a U.S. exchange; (b) whose securities are traded on a U.S. exchange, and denominated in U.S. dollars, in the form of American Depositary Receipts ("ADRs"); or (c) who are organized and headquartered outside the United States but whose securities are publicly traded on a U.S. exchange.

     Each Fund may also invest up to 25% of its net assets in securities of "foreign issuers" located in emerging markets. Each Fund's definition of "emerging markets" includes less developed countries as defined by the investment community and included in Morgan Stanley Capital International Emerging Markets Index (the "MSCI EM"). The prospectus for the AT All Cap Growth Fund further clarifies that countries that are publicly announced to be added to the MSCI EM are considered by the Fund to be "emerging markets." Although the Geneva Advisors All Cap Growth Fund does not include this language in its prospectus, in practice it also considers "emerging markets" to include countries that are publicly announced to be added to the MSCI EM.

     ATIA also utilizes the same investment process for each Fund. For each Fund, under normal market conditions, ATIA uses a bottom-up, fundamental investment approach that focuses on identifying quality growth companies. In assessing whether a company is a quality growth company, ATIA may consider, among other things, whether such company has sustainable competitive advantages and highly visible future growth potential, including internal revenue growth, large market opportunities and simple business models, and shows strong cash flow generation and high return on invested capital. For each Fund, ATIA utilizes proprietary research and a rigorous qualitative and quantitative investment process.

     Further, each Fund's investment strategy focuses on identifying stocks within multiple industry groups. Using quantitative and qualitative measures established by ATIA, each Fund seeks to purchase common stocks that have stronger relative performance than other common stocks. ATIA may sell each Fund's investments for a variety of reasons, including to secure gains, limit losses or reinvest in more promising investment opportunities.

     PROPOSAL 2. PRINCIPAL INVESTMENT STRATEGIES. REORGANIZATION OF GENEVA ADVISORS EQUITY INCOME FUND INTO AT EQUITY INCOME FUND

     The principal investment strategies of the Funds are substantially the same, in that each Fund seeks to achieve its investment objective by investing in publicly traded securities without regard to market capitalizations. Each Fund may also invest in preferred stocks, real estate investment trusts, master limited partnerships and convertible securities. While the AT Equity Income Fund has a policy to invest at least 80% of its net assets, plus any borrowings for investment purposes, in equity securities (which may be changed by the Fund upon 60 days' prior written notice to shareholders), the Geneva Advisors Equity Income Fund follows this policy in practice but does not include such disclosure in its prospectus. Further, the AT Equity Income Fund's prospectus clarifies that the equity securities in which the Fund may invest include common stocks and the Geneva Advisors Equity Income Fund's prospectus does not, although in practice the Geneva Advisors Equity Income Fund also invests in common stocks as part of its principal investment strategies.

     In addition, each Fund may invest up to 30% of its net assets in securities of "foreign issuers." Each Fund's definition of "foreign issuers" includes non-U.S. companies: (a) whose securities are not traded on a U.S. exchange; (b) whose securities are traded on a U.S. exchange, and denominated in U.S. dollars, in the form of American Depositary Receipts ("ADRs"); or (c) who are organized and headquartered outside the United States but whose securities are publicly traded on a U.S. exchange.

     Each Fund may also invest up to 25% of its net assets in securities of "foreign issuers" located in emerging markets. Each Fund's definition of "emerging markets" includes less developed countries as defined by the investment community and included in the MSCI EM. The prospectus for the AT Equity Income Fund further clarifies that countries that are publicly announced to be added to the MSCI EM are considered by the Fund to be "emerging markets." Although the Geneva Advisors Equity Income Fund does not include this language in its prospectus, in practice it also considers "emerging markets" to include countries that are publicly announced to be added to the MSCI EM.

     The Funds also utilize the same investment process. Each Fund's investment strategy focuses on identifying stocks within multiple industry groups. The Fund seeks to generate current income while providing a modest amount of capital appreciation. The Fund has wide flexibility in the types of securities used to generate a current income yield. Using quantitative and qualitative measures established by the Adviser, the Fund also seeks to purchase dividend-paying and non-dividend-paying common stocks that have stronger relative performance than other dividend-paying and non-dividend-paying common stocks. The Adviser may sell the Fund's investments for a variety of reasons, including to secure gains, limit losses or reinvest in more promising investment opportunities.

COMPARISON OF PRINCIPAL RISKS OF INVESTING IN THE FUNDS

     Because the Funds have the same investment objective and the investment strategies are substantially the same, the risks they are subject to are also substantially the same. Because the Funds are part of unaffiliated fund families, in some cases they use different terminology to describe their principal risks and have different philosophies about what qualifies as a principal risk. Below is a comparison of the principal risk factors to which the Funds are subject. The fact that a risk is not listed as a principal risk in a Fund's prospectus does not necessarily mean that shareholders of that Fund are not subject to that risk.

     PROPOSAL 1. PRINCIPAL RISKS. REORGANIZATION OF GENEVA ADVISORS ALL CAP GROWTH FUND INTO AT ALL CAP GROWTH FUND

              TARGET FUND                                                   ACQUIRING FUND
---------------------------------------------------------------------------------------------------------------------
MANAGEMENT RISK.    ATIA's investment                    MANAGEMENT RISK -- The investment techniques
strategies for the Fund may not result in an             and risk analysis used by the Fund's portfolio
increase in the value of your investment or in           managers may not produce the desired results.
overall performance equal to other investments.
---------------------------------------------------------------------------------------------------------------------
GENERAL MARKET RISK. The value of the Fund's             MARKET RISK -- The prices of and the income
shares will fluctuate based on the performance of        generated by the Fund's securities may decline in
the Fund's investments and other factors affecting       response to, among other things, investor
the securities markets generally.                        sentiment,  general economic and  market
                                                         conditions, regional or global instability, and
                                                         currency and interest rate fluctuations.
---------------------------------------------------------------------------------------------------------------------
EQUITY MARKET RISK. Common stocks are                    EQUITY RISK -- Since it purchases equity securities,
susceptible to general stock market fluctuations         the Fund is subject to the risk that stock prices will
and to volatile increases and decreases in value as      fall over short or extended periods of time.
market confidence in and perceptions of their            Historically, the equity markets have moved in
issuers change. Preferred stock is subject to the        cycles, and the value of the Fund's equity securities
risk that the dividend on the stock may be               may fluctuate drastically from day to day.
changed or omitted by the issuer, and that               Individual companies may report poor results or be
participation in the growth of an issuer may be          negatively affected by industry and/or economic
limited.                                                 trends and developments. The prices of securities
                                                         issued by such companies may suffer a decline in
                                                         response. These factors contribute to price
                                                         volatility, which is the principal risk of investing in
                                                         the Fund.
---------------------------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------------------
SMALL-CAP, MID-CAP AND MICRO-CAP COMPANY                 SMALL- AND MID-CAPITALIZATION COMPANY RISK --
RISK. Small-, medium-, and micro-cap companies           The small- and mid-capitalization companies in
often have less predictable earnings, more limited       which the Fund may invest may be more vulnerable
product lines, markets, distribution channels or         to adverse business or economic events than larger,
financial resources, and the management of such          more established companies. In particular,
companies may be dependent upon one or few key           investments in these small- and mid-sized
people. The market movements of equity                   companies may pose additional risks, including
securities of these companies may be more abrupt         liquidity risk, because these companies tend to have
and volatile than the market movements of equity         limited product lines, markets and financial
securities of larger, more established companies,        resources, and may depend upon a relatively small
or the stock market in general. Because of these         management group. Therefore, small- and mid-cap
movements, and because small-, medium- and               stocks may be more volatile than those of larger
micro-cap companies tend to be bought and sold           companies. These securities may be traded over-
less often and smaller amounts, they are generally       the-counter or listed on an exchange.
less liquid than the equity securities of larger
companies.                                               MICRO-CAPITALIZATION COMPANY RISK -- Micro-
                                                         capitalization companies may be newly formed or
                                                         in the early stages of development with limited
                                                         product lines, markets or financial resources.
                                                         Therefore, micro-capitalization companies may be
                                                         less financially secure than large-, mid- and small-
                                                         capitalization companies and may be more
                                                         vulnerable to key personnel losses due to reliance
                                                         on a smaller number of management personnel. In
                                                         addition, there may be less public information
                                                         available about these companies. Micro-cap stock
                                                         prices may be more volatile than large-, mid- and
                                                         small-capitalization companies and such stocks
                                                         may be more thinly traded and thus difficult for the
                                                         Fund to buy and sell in the market.
---------------------------------------------------------------------------------------------------------------------
LARGE-CAP COMPANY RISK. Larger, more                     LARGE-CAPITALIZATION COMPANY RISK -- The large
established companies may be unable to respond           capitalization companies in which the Fund may
quickly to new competitive challenges such as            invest may lag the performance of smaller
changes in consumer tastes or innovative smaller         capitalization companies because large
competitors. Also, large-cap companies are               capitalization companies may experience slower
sometimes unable to attain the high growth rates         rates of growth than smaller capitalization
of successful, smaller companies, especially             companies and may not respond as quickly to
during extended periods of economic expansion.           market changes and opportunities.
---------------------------------------------------------------------------------------------------------------------
GROWTH STOCK RISK. Growth securities                     INVESTMENT STYLE RISK -- The Fund pursues a
experience relatively rapid earnings growth and          "growth style" of investing, meaning that the Fund
typically trade at higher multiples of current           invests in equity securities of companies that the
earnings than other securities. Growth securities        Adviser believes will increase their earnings at a
may be more volatile because growth companies            certain rate that is generally higher than the rate
usually invest a high proportion of earnings in          expected for non-growth companies. If a growth
their businesses, and they may lack the dividends        company does not meet these expectations, the
of value stocks that can lessen the decreases in         price of its stock may decline significantly, even if
stock prices in a falling market.                        it has increased earnings. Many growth companies
                                                         do not pay dividends. Companies that do not pay
                                                         dividends often have greater stock price declines
                                                         during market downturns. Over time, a growth
---------------------------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------------------
                                                         investing style may go in and out of favor, and
                                                         when out of favor, may cause the Fund to
                                                         underperform other equity funds that use differing
                                                         investing styles.
---------------------------------------------------------------------------------------------------------------------
FOREIGN SECURITIES RISK. The risks relating to           FOREIGN ISSUER RISK -- Investing in foreign issuers,
political, social and economic developments              including direct investments and investments
abroad and differences between U.S. and foreign          through ADRs, poses additional risks since
regulatory requirements and market practices,            political and economic events unique to a country
including fluctuations in foreign currencies.            or region will affect those markets and their issuers.
                                                         These risks will not necessarily affect the U.S.
                                                         economy or similar issuers located in the U.S.
                                                         Securities of foreign companies may not be
                                                         registered with the U.S. Securities and Exchange
                                                         Commission (the "SEC") and foreign issuers are
                                                         generally not subject to the regulatory controls
                                                         imposed on U.S. issuers and, as a consequence,
                                                         there is generally less publicly available
                                                         information about foreign securities than is
                                                         available about domestic securities. Income from
                                                         foreign securities owned by the Fund may be
                                                         reduced by a withholding tax at the source, which
                                                         tax would reduce income received from the
                                                         securities comprising the portfolio. Foreign
                                                         securities may also be more difficult to value than
                                                         securities of U.S. issuers. While ADRs provide an
                                                         alternative to directly purchasing the underlying
                                                         foreign securities in their respective national
                                                         markets and currencies, investments in ADRs
                                                         continue to be subject to many of the risks
                                                         associated with investing directly in foreign
                                                         securities.
---------------------------------------------------------------------------------------------------------------------
EMERGING MARKETS RISK. Countries in emerging             EMERGING MARKETS SECURITIES RISK -- The Fund's
markets are generally more volatile and can have         investments in emerging markets securities are
relatively unstable governments, social and legal        considered speculative and subject to heightened
systems that do not protect shareholders,                risks in addition to the general risks of investing in
economies based on only a few industries, and            foreign securities. Unlike more established
securities markets that trade a small number of          markets, emerging markets may have governments
issues.                                                  that are less stable, markets that are less liquid and
                                                         economies that are less developed. In addition, the
                                                         securities markets of emerging market countries
                                                         may consist of companies with smaller market
                                                         capitalizations and may suffer periods of relative
                                                         illiquidity; significant price volatility; restrictions
                                                         on foreign investment; and possible restrictions on
                                                         repatriation of investment income and capital.
                                                         Furthermore, foreign investors may be required to
                                                         register the proceeds of sales, and future economic
                                                         or political crises could lead to price controls,
                                                         forced mergers, expropriation or confiscatory
                                                         taxation, seizure, nationalization or creation of
---------------------------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------------------
                                                         government monopolies.
---------------------------------------------------------------------------------------------------------------------
DEPOSITARY RECEIPTS RISK. The Fund may invest            DEPOSITARY RECEIPTS RISK -- Depositary receipts,
its assets in securities of foreign issuers in the       including ADRs, are certificates evidencing
form of ADRs, which are securities representing          ownership of shares of a foreign issuer that are
securities of foreign issuers. A purchaser of            issued by depositary banks and generally trade on
unsponsored depositary receipts may not have             an established market. ADRs are subject to many
unlimited voting rights and may not receive as           of the risks associated with investing directly in
much information about the issuer of the                 foreign securities, including, among other things,
underlying securities as with a sponsored                political, social and economic developments
depositary receipt.                                      abroad, currency movements, and different legal,
                                                         regulatory and tax environments.
                                                         The Fund may invest in unsponsored ADRs, which are
                                                         issued by one or more depositaries without a formal
                                                         agreement with the company that issues the underlying
                                                         securities. Holders of unsponsored ADRs generally bear
                                                         all the costs thereof, and the depositaries of unsponsored
                                                         ADRs frequently are under no obligation to distribute
                                                         shareholder communications received from the issuers
                                                         of the underlying securities or to pass through voting
                                                         rights with respect to the underlying securities. In
                                                         addition, the issuers of the securities underlying
                                                         unsponsored ADRs are not obligated to disclose material
                                                         information in the United States and, therefore, there may be less information available regarding such issuers and
                                                         there may not be a correlation between such information
                                                         and the market value of the ADRs.
---------------------------------------------------------------------------------------------------------------------
CYBERSECURITY RISK. With the increased use of            N/A
technologies such as the Internet to conduct
business, the Fund is susceptible to operational,
information security, and related risks. Cyber
incidents affecting the Fund or its service
providers may cause disruptions and impact
business operations, potentially resulting in
financial losses, interference with the Fund's
ability to calculate its NAV, impediments to
trading, the inability of shareholders to transact
business, violations of applicable privacy and
other laws, regulatory fines, penalties, reputational
damage, reimbursement or other compensation
costs, or additional compliance costs.
---------------------------------------------------------------------------------------------------------------------
N/A                                                      FOREIGN CURRENCY RISK -- As a result of the Fund's
                                                         investments in securities denominated in, and/or
                                                         receiving revenues in, foreign currencies, the Fund
                                                         will be subject to currency risk. Currency risk is the
                                                         risk that foreign currencies will decline in value
                                                         relative to the U.S. dollar, in which case, dollar
                                                         value of an investment in the Fund would be
                                                         adversely affected.
---------------------------------------------------------------------------------------------------------------------
N/A                                                      PREFERRED STOCK RISK -- Preferred stocks are
                                                         sensitive to interest rate changes, and are also
                                                         subject to equity risk, which is the risk that stock
                                                         prices will fall over short or extended periods of
                                                         time. The rights of preferred stocks on the
                                                         distribution of a company's assets in the event of a
                                                         liquidation are generally subordinate to the rights
                                                         associated with a company's debt securities.
---------------------------------------------------------------------------------------------------------------------

     PROPOSAL 2. PRINCIPAL RISKS. REORGANIZATION OF GENEVA ADVISORS EQUITY INCOME FUND INTO AT EQUITY INCOME FUND

              TARGET FUND                                                   ACQUIRING FUND
---------------------------------------------------------------------------------------------------------------------
MANAGEMENT RISK.    ATIA's investment                    MANAGEMENT RISK -- The investment techniques
strategies for the Fund may not result in an             and risk analysis used by the Fund's portfolio
increase in the value of your investment or in           managers may not produce the desired results.
overall performance equal to other investments.
---------------------------------------------------------------------------------------------------------------------
GENERAL MARKET RISK. The value of the Fund's             MARKET RISK -- The prices of and the income
shares will fluctuate based on the performance of        generated by the Fund's securities may decline in
the Fund's investments and other factors affecting       response to, among other things, investor
the securities markets generally.                        sentiment, general economic and market
                                                         conditions, regional or global instability, and
                                                         currency and interest rate fluctuations.
---------------------------------------------------------------------------------------------------------------------
EQUITY MARKET RISK. Common stocks are                    EQUITY RISK -- Since it purchases equity securities,
susceptible to general stock market fluctuations         the Fund is subject to the risk that stock prices will
and to volatile increases and decreases in value as      fall over  short or extended periods of time.
market confidence in and perceptions of their            Historically, the equity markets have moved in
issuers change. Preferred stock is subject to the        cycles, and the value of the Fund's equity securities
risk that the dividend on the stock may be               may fluctuate drastically from day to day.
changed or omitted by the issuer, and that               Individual companies may report poor results or be
participation in the growth of an issuer may be          negatively affected by industry and/or economic
limited.                                                 trends and developments. The prices of securities
                                                         issued by such companies may suffer a decline in
                                                         response. These factors contribute to price
                                                         volatility, which is the principal risk of investing in
                                                         the Fund.
---------------------------------------------------------------------------------------------------------------------
SMALL-CAP, MID-CAP AND MICRO-CAP COMPANY                 SMALL- AND MID-CAPITALIZATION COMPANY RISK --
RISK. Small-, medium-, and micro-cap companies           The small- and mid-capitalization companies in
often have less predictable earnings, more limited       which the Fund may invest may be more vulnerable
product lines, markets, distribution channels or         to adverse business or economic events than larger,
financial resources, and the management of such          more established companies. In particular,
companies may be dependent upon one or few key           investments in these small- and mid-sized
people. The market movements of equity                   companies may pose additional risks, including
securities of these companies may be more abrupt         liquidity risk, because these companies tend to have
and volatile than the market movements of equity         limited product lines, markets and financial
securities of larger, more established companies,        resources, and may depend upon a relatively small
or the stock market in general. Because of these         management group. Therefore, small- and mid-cap
movements, and because small-, medium- and               stocks may be more volatile than those of larger
micro-cap companies tend to be bought and sold           companies. These securities may be traded over-
less often and smaller amounts, they are generally       the-counter or listed on an exchange.
less liquid than the equity securities of larger
companies.                                               MICRO-CAPITALIZATION COMPANY RISK -- Micro-
                                                         capitalization companies may be newly formed or
                                                         in the early stages of development with limited
                                                         product lines, markets or financial resources.
                                                         Therefore, micro-capitalization companies may be
                                                         less financially secure than large-, mid- and small-
                                                         capitalization companies and may be more
                                                         vulnerable to key personnel losses due to reliance
                                                         on a smaller number of management personnel. In
                                                         addition, there may be less public information
---------------------------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------------------
                                                         available about these companies. Micro-cap stock
                                                         prices may be more volatile than large-, mid- and
                                                         small-capitalization companies and such stocks
                                                         may be more thinly traded and thus difficult for the
                                                         Fund to buy and sell in the market.
---------------------------------------------------------------------------------------------------------------------
LARGE-CAP COMPANY RISK. Larger, more                     LARGE-CAPITALIZATION COMPANY RISK -- The large
established companies may be unable to respond           capitalization companies in which the Fund may
quickly to new competitive challenges such as            invest may lag the performance of smaller
changes in consumer tastes or innovative smaller         capitalization companies because large
competitors. Also, large-cap companies are               capitalization companies may experience slower
sometimes unable to attain the high growth rates         rates of growth than smaller capitalization
of successful, smaller companies, especially             companies and may not respond as quickly to
during extended periods of economic expansion.           market changes and opportunities.
---------------------------------------------------------------------------------------------------------------------
REAL ESTATE RISK. Adverse changes in general             REIT RISK -- REITs are pooled investment
economic and local market conditions, supply or          vehicles that own, and usually operate, income-
demand for similar or competing properties, taxes,       producing real estate. REITs are susceptible to the
governmental regulations or interest rates, as well      risks associated with direct ownership of real
as the risks associated with improving and               estate, such as the following: declines in property
operating property, may decrease the value of            values; increases in property taxes, operating
REITs in which the Fund may invest.                      expenses, interest rates or competition;
Additionally, there is always a risk that a REIT         overbuilding;    zoning changes; and losses from
will fail to qualify for favorable tax treatment.        casualty or condemnation.
---------------------------------------------------------------------------------------------------------------------
MASTER LIMITED PARTNERSHIPS RISK. MLP                    MLPS RISK -- MLPs are limited partnerships in
investment returns are enhanced during periods of        which the ownership units are publicly traded.
declining or low interest rates and tend to be           MLPs often own several properties or businesses
negatively influenced when interest rates are            (or own interests) that are related to oil and gas
rising. In addition, most MLPs are fairly                industries or other natural resources, but they also
leveraged and typically carry a portion of a             may finance other projects. To the extent that an
"floating" rate debt. As such, a significant             MLP's interests are all in a particular industry, the
upward swing in interest rates would also drive          MLP will be negatively impacted by economic
interest expense higher. Furthermore, most MLPs          events adversely impacting that industry.
grow by acquisitions partly financed by debt, and        Additional risks of investing in a MLP also include
higher interest rates could make it more difficult       those involved in investing in a partnership as
to make acquisitions. MLP investments also               opposed to a corporation, such as limited control of
entail many of the general tax risks of investing in     management, limited voting rights and tax risks.
a partnership. Limited partners in an MLP                MLPs may be subject to state taxation in certain
typically have limited control and limited rights to     jurisdictions, which will have the effect of reducing
vote on matters affecting the partnership.               the amount of income paid by the MLP to its
                                                         investors.
---------------------------------------------------------------------------------------------------------------------
GROWTH STOCK RISK. Growth securities                     INVESTMENT STYLE RISK -- The Fund pursues a
experience relatively rapid earnings growth and          "growth style" of investing, meaning that the Fund
typically trade at higher multiples of current           invests in equity securities of companies that the
earnings than other securities. Growth securities        Adviser believes will increase their earnings at a
may be more volatile because growth companies            certain rate that is generally higher than the rate
usually invest a high proportion of earnings in          expected for non-growth companies. If a growth
their businesses, and they may lack the dividends        company does not meet these expectations, the
of value stocks that can lessen the decreases in         price of its stock may decline significantly, even if
stock prices in a falling market.                        it has increased earnings. Many growth companies
                                                         do not pay dividends. Companies that do not pay
                                                         dividends often have greater stock price declines
---------------------------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------------------
                                                         during market downturns. Over time, a growth
                                                         investing style may go in and out of favor, and
                                                         when out of favor, may cause the Fund to
                                                         underperform other equity funds that use differing
                                                         investing styles.
---------------------------------------------------------------------------------------------------------------------
CONVERTIBLE SECURITIES RISK. A convertible               CONVERTIBLE SECURITIES RISK -- The value of a
security is a fixed-income security (a debt              convertible security is influenced by changes in
instrument or a preferred stock) that may be             interest rates (with investment value declining as
converted at a stated price within a specified           interest rates increase and increasing as interest
period of time into a certain quantity of the            rates decline) and the credit standing of the issuer.
common stock of the same or a different issuer.          The price of a convertible security will also
The market value of a convertible security               normally vary in some proportion to changes in the
performs like that of a regular debt security, that      price of the underlying common stock because of
is, if market interest rates rise, the value of the      the conversion or exercise feature.
convertible security falls.
---------------------------------------------------------------------------------------------------------------------
FOREIGN SECURITIES RISK. The risks relating to           FOREIGN ISSUER RISK -- Investing in foreign issuers,
political, social and economic developments              including direct investments and investments
abroad and differences between U.S. and foreign          through ADRs, poses additional risks since
regulatory requirements and market practices,            political and economic events unique to a country
including fluctuations in foreign currencies.            or region will affect those markets and their issuers.
                                                         These risks will not necessarily affect the U.S.
                                                         economy or similar issuers located in the U.S.
                                                         Securities of foreign companies may not be
                                                         registered with the U.S. Securities and Exchange
                                                         Commission (the "SEC") and foreign issuers are
                                                         generally not subject to the regulatory controls
                                                         imposed on U.S. issuers and, as a consequence,
                                                         there is generally less publicly available
                                                         information about foreign securities than is
                                                         available about domestic securities. Income from
                                                         foreign securities owned by the Fund may be
                                                         reduced by a withholding tax at the source, which
                                                         tax would reduce income received from the
                                                         securities comprising the portfolio. Foreign
                                                         securities may also be more difficult to value than
                                                         securities of U.S. issuers. While ADRs provide an
                                                         alternative to directly purchasing the underlying
                                                         foreign securities in their respective national
                                                         markets and currencies, investments in ADRs
                                                         continue to be subject to many of the risks
                                                         associated with investing directly in foreign
                                                         securities.
---------------------------------------------------------------------------------------------------------------------
EMERGING MARKETS RISK. Countries in emerging             EMERGING MARKETS SECURITIES RISK -- The Fund's
markets are generally more volatile and can have         investments in emerging markets securities are
relatively unstable governments, social and legal        considered speculative and subject to heightened
systems that do not protect shareholders,                risks in addition to the general risks of investing in
economies based on only a few industries, and            foreign securities. Unlike more established
securities markets that trade a small number of          markets, emerging markets may have governments
issues.                                                  that are less stable, markets that are less liquid and
                                                         economies that are less developed. In addition, the
---------------------------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------------------
                                                         securities markets of emerging market countries
                                                         may consist of companies with smaller market
                                                         capitalizations and may suffer periods of relative
                                                         illiquidity; significant price volatility; restrictions
                                                         on foreign investment; and possible restrictions on
                                                         repatriation of investment income and capital.
                                                         Furthermore, foreign investors may be required to
                                                         register the proceeds of sales, and future economic
                                                         or political crises could lead to price controls,
                                                         forced mergers, expropriation or confiscatory
                                                         taxation, seizure, nationalization or creation of
                                                         government monopolies.
---------------------------------------------------------------------------------------------------------------------
DEPOSITARY RECEIPTS RISK. The Fund may invest            DEPOSITARY RECEIPTS RISK -- Depositary receipts,
its assets in securities of foreign issuers in the       including ADRs, are certificates evidencing
form of ADRs, which are securities representing          ownership of shares of a foreign issuer that are
securities of foreign issuers. A purchaser of            issued by depositary banks and generally trade on
unsponsored depositary receipts may not have             an established market. ADRs are subject to many
unlimited voting rights and may not receive as           of the risks associated with investing directly in
much information about the issuer of the                 foreign securities, including, among other things,
underlying securities as with a sponsored                political, social and economic developments
depositary receipt.                                      abroad, currency movements, and different legal,
                                                         regulatory and tax environments.

                                                         The Fund may invest in unsponsored ADRs, which are
                                                         issued by one or more depositaries without a formal
                                                         agreement with the company that issues the underlying
                                                         securities. Holders of unsponsored ADRs generally bear
                                                         all the costs thereof, and the depositaries of unsponsored
                                                         ADRs frequently are under no obligation to distribute
                                                         shareholder communications received from the issuers
                                                         of the underlying securities or to pass through voting
                                                         rights with respect to the underlying securities. In
                                                         addition, the issuers of the securities underlying
                                                         unsponsored ADRs are not obligated to disclose material
                                                         information in the United States and, therefore, there may be less information available regarding such issuers and
                                                         there may not be a correlation between such information and the market value of the ADRs.
---------------------------------------------------------------------------------------------------------------------
CYBERSECURITY RISK. With the increased use of            N/A
technologies such as the Internet to conduct
business, the Fund is susceptible to operational,
information security, and related risks. Cyber
incidents affecting the Fund or its service
providers may cause disruptions and impact
business operations, potentially resulting in
financial losses, interference with the Fund's
ability to calculate its NAV, impediments to
trading, the inability of shareholders to transact
business, violations of applicable privacy and
other laws, regulatory fines, penalties, reputational
damage, reimbursement or other compensation
costs, or additional compliance costs.
---------------------------------------------------------------------------------------------------------------------
N/A                                                      FOREIGN CURRENCY RISK -- As a result of the Fund's
                                                         investments in securities denominated in, and/or
                                                         receiving revenues in, foreign currencies, the Fund
                                                         will be subject to currency risk. Currency risk is the
                                                         risk that foreign currencies will decline in value
                                                         relative to the U.S. dollar, in which case, dollar
                                                         value of an investment in the Fund would be
                                                         adversely affected.
---------------------------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------------------
 N/A                                                     PREFERRED STOCK RISK -- Preferred stocks are
                                                         sensitive to interest rate changes, and are also
                                                         subject to equity risk, which is the risk that stock
                                                         prices will fall over short or extended periods of
                                                         time. The rights of preferred stocks on the
                                                         distribution of a company's assets in the event of a
                                                         liquidation are generally subordinate to the rights
                                                         associated with a company's debt securities.
---------------------------------------------------------------------------------------------------------------------

COMPARISON OF FEES AND EXPENSES

     The following tables compares the fees and annual operating expenses, expressed as a percentage of net assets ("expense ratios"), of each Target Fund's Class I and Class R shares with the fees and PRO FORMA expense ratios of the corresponding Acquiring Fund's Institutional Class shares based on each Target Fund's fiscal year ended August 31, 2017. PRO FORMA expense ratios of each Acquiring Fund give effect to the Reorganization. The PRO FORMA expense ratios show projected estimated expenses, but actual expenses may be greater or less than those shown. PRO FORMA numbers do not reflect the costs of the Reorganizations because neither the Target Funds nor the Acquiring Funds will bear any Reorganization costs.

     As a result of ATIA charging a lower management fee to each Acquiring Fund relative to its corresponding Target Fund but maintaining each Acquiring Fund's contractual expense cap at the same level as its corresponding Target Fund, ATIA expects to be able to recoup a substantial portion of Geneva's prior fee reductions or expense reimbursements made with respect to each Target Fund. Such estimated recoupments are reflected in each Acquiring Fund's "Plus Estimated Recoupment of Previously Waived or Reimbursed Fees" entry in each table below.

PROPOSAL 1. FEES AND EXPENSES (UNAUDITED). REORGANIZATION OF GENEVA ADVISORS ALL CAP GROWTH FUND INTO AT ALL CAP GROWTH FUND

                                                        CURRENT             CURRENT           PRO FORMA
                                                 ------------------------------------------------------------
                                                        GENEVA              GENEVA               AT
                                                       ADVISORS            ADVISORS           ALL CAP
                                                        ALL CAP             ALL CAP         GROWTH FUND
                                                    GROWTH FUND         GROWTH FUND         (ACQUIRING
                                                    (TARGET FUND)       (TARGET FUND)          FUND)

                                                                                            INSTITUTIONAL
                                                    CLASS R SHARES      CLASS I SHARES      CLASS SHARES
                                                 ------------------------------------------------------------

SHAREHOLDER FEES (fees paid directly from your
 investment)
Redemption Fee (as a % of amount redeemed
 within 60 days of purchase)                            2.00%               2.00%               None
ANNUAL FUND OPERATING EXPENSES (expenses
 that you pay each year as a percentage of the
 value of your investment)
Management Fees                                         1.10%               1.10%               0.82%
Distribution (12b-1) Fees                               0.25%               None                None
Shareholder Servicing Fees                              0.10%               None                None
Other Expenses                                          0.17%               0.27%               0.13%(1)
Total Annual Fund Operating Expenses                    1.62%               1.37%               0.95%
Fee Waiver/Expense Reimbursement                       (0.17)%             (0.27)%                --
Plus Estimated Recoupment of Previously
 Waived or Reimbursed Fees                                --                  --                0.15%(3)
Total Annual Fund Operating Expenses After Fee          1.45%(2)            1.10%(2)            1.10%(3)
 Waiver and/or Expense Reimbursement

(1) There is no guarantee that actual expenses will be the same as those shown in the table. PRO FORMA expenses of the Acquiring Fund are based on estimated amounts for the current fiscal year.

(2) Pursuant to an operating expense limitation agreement between ATIA and the Fund, ATIA has agreed to waive its management fees and/or reimburse expenses of the Fund to ensure that Total Annual Fund Operating Expenses (exclusive of interest, acquired fund fees and expenses, leverage (i.e. any expenses incurred in connection with borrowings made by the Fund), and tax expenses, dividends and interest expenses on short positions, brokerage commissions and extraordinary expenses) do not exceed 1.45% for Class R shares and 1.10% for Class I shares of the Fund's average net assets, through December 29, 2018. The current operating expense limitation agreement can be terminated only by, or with the consent of, the Target Trust Board. ATIA is permitted to be reimbursed for management fee reductions and/or expense payments made in the prior three years, if such reimbursements will not cause the Fund to exceed the lesser of: (1) the expense limitation in place at the time of the waiver; or (2) the expense limitation in place at the time of the recoupment.

(3) Effective upon the closing of the Reorganization, ATIA has contractually agreed to reduce fees and reimburse expenses to the extent necessary to keep Total Annual Fund Operating Expenses

     (excluding 12b-1 Fees, Shareholder Servicing Fees, interest, taxes, brokerage commissions, acquired fund fees and expenses, and extraordinary expenses (collectively, "excluded expenses")) from exceeding 1.10% of the Fund's average daily net assets until February 29, 2020. In addition, ATIA may receive from the Fund the difference between the Total Annual Fund Operating Expenses (not including excluded expenses) and the expense cap to recoup all or a portion of its or Geneva's prior fee reductions or expense reimbursements made during the three-year period preceding the recoupment if at any point Total Annual Fund Operating Expenses (not including excluded expenses) are below the expense cap (i) at the time of the fee waiver and/or expense reimbursement and (ii) at the time of the recoupment. This Agreement may be terminated: (i) by the Acquiring Trust Board, for any reason at any time, or (ii) by ATIA, upon ninety (90) days' prior written notice to the Acquiring Trust, effective as of the close of business on February 29, 2020.

EXPENSE EXAMPLE

     This Example is intended to help you compare the costs of investing in the Target Fund and the Acquiring Fund with the cost of investing in other mutual funds. PRO FORMA costs of investing in Institutional Class shares of the Acquiring Fund after giving effect to the Reorganization are provided. All costs are based upon the information set forth in the fee table above.

     The Example assumes that you invest $10,000 for the time periods indicated and shows the expenses that you would pay if you redeem all of your shares at the end of those time periods. The Example also assumes that your investment has a 5% return each year and that the operating expenses remain the same. The Example reflects fee waivers and/or expense reimbursements that are contractual and assumes that ATIA will be recouping Geneva's prior fee reductions or expense reimbursements made with respect to the Target Fund up to the Aquiring Fund's expense cap. Although your actual returns and costs may be higher or lower, based on these assumptions your costs would be:

---------------------------------------------------------------------------------------------------------------------
                                                                 1 YEAR      3 YEARS      5 YEARS      10 YEARS
FUND/CLASS
---------------------------------------------------------------------------------------------------------------------
GENEVA ADVISORS ALL CAP GROWTH FUND (CURRENT) (TARGET              $148        $495         $865        $1,908
 FUND) -- Class R Shares
---------------------------------------------------------------------------------------------------------------------
GENEVA ADVISORS ALL CAP GROWTH FUND (CURRENT) (TARGET              $112        $407         $724        $1,623
 FUND) -- Class I Shares
---------------------------------------------------------------------------------------------------------------------
AT ALL CAP GROWTH FUND (PRO FORMA) (ACQUIRING FUND) --             $112        $333         $555        $1,194
 Institutional Class Shares (assuming the Reorganization is
 completed)
---------------------------------------------------------------------------------------------------------------------

     The Example is not a representation of past or future expenses. Each Fund's actual expenses, and an investor's direct and indirect expenses, may be more or less than those shown. The table and the assumption in the Example of a 5% annual return are required by regulations of the SEC applicable to all mutual funds. The 5% annual return is not a prediction of and does not represent the Funds' projected or actual performance.

PROPOSAL 2. FEES AND EXPENSES (UNAUDITED). REORGANIZATION OF GENEVA ADVISORS EQUITY INCOME FUND INTO AT EQUITY INCOME FUND

                                                              CURRENT            CURRENT            PRO FORMA
                                                      --------------------------------------------------------------
                                                              GENEVA              GENEVA             AT EQUITY
                                                         ADVISORS EQUITY      ADVISORS EQUITY      INCOME FUND
                                                          INCOME FUND          INCOME FUND         (ACQUIRING
                                                          (TARGET FUND)       (TARGET FUND)           FUND)

                                                                                                    INSTITUTIONAL
                                                         CLASS R SHARES       CLASS I SHARES        CLASS SHARES
                                                      --------------------------------------------------------------

SHAREHOLDER FEES (fees paid directly from your
 investment)
Redemption Fee (as a % of amount redeemed
 within 60 days of purchase)                                  2.00%               2.00%                 None
ANNUAL FUND OPERATING EXPENSES (expenses
 that you pay each year as a percentage of the
 value of your investment)
Management Fees                                               1.10%               1.10%                 0.80%
Distribution (12b-1) Fees                                     0.25%               None                  None
Shareholder Servicing Fees                                    0.10%               None                  None
Other Expenses                                                0.23%               0.34%                 0.16%(1)
Total Annual Fund Operating Expenses                          1.68%               1.44%                 0.96%
Fee Waiver/Expense Reimbursement                             (0.23)%             (0.34)%                  --
Plus Estimated Recoupment of Previously
 Waived or Reimbursed Fees                                      --                  --                  0.14%(3)
Total Annual Fund Operating Expenses After Fee                1.45%(2)            1.10%(2)              1.10%(3)
 Waiver and/or Expense Reimbursement

(1) There is no guarantee that actual expenses will be the same as those shown in the table. PRO FORMA expenses of the Acquiring Fund are based on estimated amounts for the current fiscal year.

(2) Pursuant to an operating expense limitation agreement between ATIA and the Fund, ATIA has agreed to waive its management fees and/or reimburse expenses of the Fund to ensure that Total Annual Fund Operating Expenses (exclusive of interest, acquired fund fees and expenses, leverage (i.e. any expenses incurred in connection with borrowings made by the Fund), and tax expenses, dividends and interest expenses on short positions, brokerage commissions and extraordinary expenses) do not exceed 1.45% for Class R shares and 1.10% for Class I shares of the Fund's average net assets, through December 29, 2018. The current operating expense limitation agreement can be terminated only by, or with the consent of, the Target Trust Board. ATIA is permitted to be reimbursed for management fee reductions and/or expense payments made in the prior three years, if such reimbursements will not cause the Fund to exceed the lesser of: (1) the expense limitation in place at the time of the waiver; or (2) the expense limitation in place at the time of the recoupment.

(3) Effective upon the closing of the Reorganization, ATIA has contractually agreed to reduce fees and reimburse expenses to the extent necessary to keep Total Annual Fund Operating Expenses (excluding 12b-1 Fees, Shareholder Servicing Fees, interest, taxes, brokerage commissions, acquired fund fees and expenses, and extraordinary expenses (collectively, "excluded expenses")) from exceeding 1.10% of the Fund's average daily net assets until February 29, 2020. In addition, ATIA may receive from the Fund the difference between the Total Annual Fund Operating Expenses (not including excluded expenses) and the expense cap to recoup all or a portion of its or Geneva's prior fee reductions or expense reimbursements made during the three-year period preceding the recoupment if at any point Total Annual Fund Operating Expenses (not including excluded expenses) are below the expense cap (i) at the time of the fee waiver and/or expense reimbursement and (ii) at the time of the recoupment. This Agreement may be terminated: (i) by the Acquiring Trust Board, for any reason at any time, or (ii) by ATIA, upon ninety (90) days' prior written notice to the Acquiring Trust, effective as of the close of business on February 29, 2020.

EXPENSE EXAMPLE

     This Example is intended to help you compare the costs of investing in the Target Fund and the Acquiring Fund with the cost of investing in other mutual funds. PRO FORMA costs of investing in Institutional Class shares of the Acquiring Fund after giving effect to the Reorganization are provided. All costs are based upon the information set forth in the fee table above.

     The Example assumes that you invest $10,000 for the time periods indicated and shows the expenses that you would pay if you redeem all of your shares at the end of those time periods. The Example also assumes that your investment has a 5% return each year and that the operating expenses remain the same. The Example reflects fee waivers and/or expense reimbursements that are contractual and assumes that ATIA will be recouping Geneva's prior fee reductions or expense reimbursements made with respect to the Target Fund up to the Aquiring Fund's expense cap. Although your actual returns and costs may be higher or lower, based on these assumptions your costs would be:

----------------------------------------------------------------------------------------------------------------------
                                                                 1 YEAR      3 YEARS      5 YEARS      10 YEARS
FUND/CLASS
----------------------------------------------------------------------------------------------------------------------
GENEVA ADVISORS EQUITY INCOME FUND (CURRENT) (TARGET              $148        $507          $891        $1,968
 FUND) -- Class R Shares
----------------------------------------------------------------------------------------------------------------------
GENEVA ADVISORS EQUITY INCOME FUND (CURRENT) (TARGET              $112        $422          $755        $1,695
 FUND) -- Class I Shares
----------------------------------------------------------------------------------------------------------------------
AT EQUITY INCOME FUND (PRO FORMA) (ACQUIRING FUND) --             $112        $334          $559        $1,204
 Institutional Class Shares (assuming the Reorganization is
 completed)
----------------------------------------------------------------------------------------------------------------------

     The Example is not a representation of past or future expenses. Each Fund's actual expenses, and an investor's direct and indirect expenses, may be more or less than those shown. The table and the assumption in the Example of a 5% annual return are required by regulations of the SEC applicable to all mutual funds. The 5% annual return is not a prediction of and does not represent the Funds' projected or actual performance.

     For further discussion regarding the Target Trust Board's consideration of the fees and expenses of the Funds in approving the Reorganizations, see the section entitled "THE PROPOSED REORGANIZATIONS -- Board Considerations in Approving the Reorganizations" in this Proxy Statement/Prospectus.

COMPARISON OF PERFORMANCE

     The Acquiring Funds do not have performance history because they have not yet commenced operations as of the date of this Proxy Statement/Prospectus. Set forth below is information regarding the performance history of the Target Funds.

PROPOSAL 1. PERFORMANCE. REORGANIZATION OF GENEVA ADVISORS ALL CAP GROWTH FUND INTO AT ALL CAP GROWTH FUND

The performance information provides some indication of the risks of investing in the Fund by showing changes in the Fund's performance from year to year and by showing how the Fund's average annual total returns for one year, five years and since inception compared with those of a broad measure of market performance. Remember, the Fund's past performance, before and after taxes, is not necessarily an indication of how the Fund will perform in the future. Updated performance information is available by calling 1-877-343-6382.

                  [BAR CHART OMITTED - PLOT POINTS AS FOLLOWS]

  2008     2009     2010      2011     2012     2013     2014     2015     2016
--------------------------------------------------------------------------------
-44.20%   35.65%   31.40%    -4.69%    9.56%   35.25%   -3.00%    5.73%   -0.45%

(1) The returns shown in the bar chart are for Class I shares. The performance of Class R shares will differ due to differences in expenses.

The calendar year-to-date return for the Fund's Class I shares as of September 30, 2017 was 23.21% . During the period shown in the bar chart, the best performance for a quarter was 22.11% (for the quarter ended September 30, 2010). The worst performance was -22.94% (for the quarter ended December 31,
2008).

AVERAGE ANNUAL TOTAL RETURNS
                                                                                PERIOD ENDED
                                                                              DECEMBER 31, 2016
                                                              -----------------------------------------------------
                                                                                                      SINCE
                                                                                                    INCEPTION
                                                                   ONE YEAR       FIVE YEAR        (9/28/2007)
                                                              -----------------------------------------------------
CLASS I SHARES
  Return Before Taxes                                               -0.45%          8.63%             4.74%
  Return After Taxes on Distributions                               -2.19%          7.27%             4.03%
  Return After Taxes on Distributions and Sale of Fund Shares       -1.19%          6.81%             3.76%
CLASS R SHARES
  Return Before Taxes                                               -0.84%          8.24%             4.42%
RUSSELL 3000([R]) GROWTH TOTAL RETURN INDEX
(reflects no deduction for fees, expenses, or taxes)                7.39%          14.44%             7.61%

After-tax returns are shown for Class I shares only and will vary for Class R shares. After-tax returns are calculated using the historically highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and after-tax returns are not relevant to investors who hold their Fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.

In certain cases, the figure representing "Return After Taxes on Distributions and Sale of Fund Shares" may be higher than the other return figures for the same period. A higher after-tax return results when a capital loss occurs upon redemption and provides an assumed tax benefit to the investor.

PROPOSAL 2. PERFORMANCE. REORGANIZATION OF GENEVA ADVISORS EQUITY INCOME FUND INTO AT EQUITY INCOME FUND.

The performance information provides some indication of the risks of investing in the Fund by showing changes in the Fund's performance from year to year and by showing how the Fund's average annual total returns for one year, five years and since inception compared with those of a broad measure of market performance. Remember, the Fund's past performance, before and after taxes, is not necessarily an indication of how the Fund will perform in the future. Updated performance information is available by calling 1-877-343-6382.

                  [BAR CHART OMITTED - PLOT POINTS AS FOLLOWS]

   2011         2012          2013          2014          2015          2016
--------------------------------------------------------------------------------
  9.92%        7.22%         26.51%         9.57%        -6.83%        7.80%

(1) The returns shown in the bar chart are for Class I shares. The performance of Class R shares will differ due to differences in expenses.

The calendar year-to-date return for the Fund's Class I shares as of September 30, 2017 was 14.95% . During the period shown in the bar chart, the best performance for a quarter was 14.79% (for the quarter ended December 31, 2011). The worst performance was -11.65% (for the quarter ended September 30, 2015).

AVERAGE ANNUAL TOTAL RETURNS
                                                                             PERIOD ENDED
                                                                               DECEMBER 31, 2016
                                                                   -----------------------------------------------------
                                                                                                            SINCE
                                                                                                          INCEPTION
                                                                         ONE YEAR        FIVE YEAR       (4/30/2010)
                                                                   -----------------------------------------------------
CLASS I SHARES
  Return Before Taxes                                                      7.80%           8.34%           10.01%
  Return After Taxes on Distributions                                      7.55%           7.65%            9.42%
  Return After Taxes on Distributions and Sale of Fund Shares              4.61%           6.55%            8.04%
CLASS R SHARES
  Return Before Taxes                                                      7.40%           7.96%            9.63%
RUSSELL 1000([R]) INDEX                                                   17.34%          14.80%           11.85%
(reflects no deduction for fees, expenses, or taxes)

After-tax returns are shown for Class I shares only and will vary for Class R shares. After-tax returns are calculated using the historically highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and after-tax returns are not relevant to investors who hold their Fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.

COMPARISON OF FUNDAMENTAL AND NON-FUNDAMENTAL INVESTMENT POLICIES

     The 1940 Act requires registered investment companies, such as the Funds, to adopt fundamental policies with respect to concentration of investments in securities of issuers in particular industries, borrowing, issuing senior securities, lending, investments in commodities, investments in real estate, underwriting securities and diversification (if applicable). A comparison of the Target Funds' and Acquiring Funds' fundamental policies is provided below.

     Notwithstanding any differences in the manner in which the Funds' fundamental and non-fundamental policies are stated and structured, the Acquiring Funds' fundamental and non-fundamental policies are not expected to have any material effect on the way the Acquiring Funds are managed, the investment performance of the Acquiring Funds, or the instruments in which the Acquiring Funds invest, relative to the Target Funds.

                                                        FUNDAMENTAL POLICIES
------------------------------------------------------------------------------------------------------------------------------------
                                     TARGET FUNDS                                  ACQUIRING FUNDS
------------------------------------------------------------------------------------------------------------------------------------
CONCENTRATION        Each Fund may not invest 25% or more of its              Each Fund may not purchase the
                     net assets, calculated at the time of purchase           securities of issuers conducting
                     and taken at market value, in securities of              their principal business activity in
                     issuers in any one industry (other than U.S.             the same industry if, immediately
                     Government securities).                                  after the purchase and as a result
                                                                              thereof, the value of the Fund's
                                                                              investments in that industry
                                                                              would equal or exceed 25% of the
                                                                              current value of the Fund's total
                                                                              assets, provided that this
                                                                              restriction does not limit the
                                                                              Fund's investments in securities
                                                                              issued or guaranteed by the U.S.
                                                                              government, its agencies or
                                                                              instrumentalities, repurchase
                                                                              agreements involving such
                                                                              securities, securities of other
                                                                              investment companies, or
                                                                              municipal securities.
------------------------------------------------------------------------------------------------------------------------------------
DIVERSIFICATION      Each Fund may not, with respect to 75% of its            Each Fund may not, with respect
                     total assets, invest 5% or more of its total assets      to 75% of its assets: (i) purchase
                     in securities of a single issuer or hold 10% or          the securities of any issuer
                     more of the voting securities of such issuer.            (except securities issued or
                     (This restriction does not apply to investments          guaranteed by the U.S.
                     in the securities of the U.S. Government, its            government, its agencies or
                     agencies or instrumentalities.)                          instrumentalities or securities of
                                                                              other investment companies) if,
                                                                              as a result, more than 5% of its
------------------------------------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------------------------
                                                                              total assets would be invested in
                                                                              the securities of such issuer; or
                                                                              (ii) acquire more than 10% of the
                                                                              outstanding voting securities of
                                                                              any one issuer.
------------------------------------------------------------------------------------------------------------------------------------
BORROWING AND        Each Fund may not issue senior securities,               Each Fund may not borrow
SENIOR SECURITIES    borrow money or pledge its assets, except that           money, except to the extent
                     (i) a Fund may borrow from banks in amounts              permitted under the 1940 Act,
                     not exceeding one-third of its total assets              including the rules, regulations
                     (including the amount borrowed); and (ii) this           and any orders obtained
                     restriction shall not prohibit a Fund from               thereunder.
                     engaging in options transactions or short sales
                     in accordance with its objectives and strategies.        Each Fund may not issue senior
                                                                              securities, except to the extent
                                                                              permitted under the 1940 Act,
                                                                              including the rules, regulations
                                                                              and any orders obtained
                                                                              thereunder.
------------------------------------------------------------------------------------------------------------------------------------
LENDING              Each Fund may not make loans of money                    Each Fund may not make loans to
                     (except for the lending of its portfolio                 other parties if, as a result, the
                     securities, purchases of debt securities                 aggregate value of such loans
                     consistent with the investment policies of a             would exceed one-third of the
                     Fund and except for repurchase agreements).              Fund's total assets. For the
                                                                              purposes of this limitation,
                                                                              entering into repurchase
                                                                              agreements, lending securities
                                                                              and acquiring any debt securities
                                                                              are not deemed to be the making
                                                                              of loans.
------------------------------------------------------------------------------------------------------------------------------------
UNDERWRITING         Each Fund may not act as underwriter (except             Each Fund may not underwrite
                     to the extent a Fund may be deemed to be an              securities of other issuers, except
                     underwriter in connection with the sale of               to the extent that the purchase of
                     securities in its investment portfolio).                 permitted investments directly
                                                                              from the issuer thereof or from an
                                                                              underwriter for an issuer and the
                                                                              later disposition of such securities
                                                                              in accordance with the Fund's
                                                                              investment program may be
                                                                              deemed to be an underwriting.
------------------------------------------------------------------------------------------------------------------------------------
REAL ESTATE AND      Each Fund may not purchase or sell real estate           Each Fund may not purchase or
COMMODITIES          unless acquired as a result of ownership of              sell real estate unless acquired as
                     securities (although the Funds may purchase              a result of ownership of securities
                     and sell securities that are secured by real estate      or other instruments (but this
                     and securities of companies that invest or deal          shall not prevent the Fund from
                     in real estate)                                          investing in securities or other
                                                                              instruments backed by real estate
                     Each Fund may not purchase or sell                       or securities of companies
                     commodities, unless acquired as a result of              engaged in the real estate
------------------------------------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------------------------
                     ownership of securities or other instruments and         business).
                     provided that this restriction does not prevent
                     the Fund from engaging in transactions involving         Each Fund may not purchase or sell commodities,
                     currencies and futures contracts and options thereon     provided that (i) currency will not be deemed
                     or investing in securities or other instruments that     to be a commodity for purposes of this
                     are secured by commodities                               restriction, (ii) this restriction does not
                                                                              limit the purchase or sale of futures contracts,
                                                                              forward contracts or options, and (iii) this
                                                                              restriction does not limit the purchase or
                                                                              sale of securities or other instruments backed
                                                                              by commodities or the purchase or sale of
                                                                              commodities acquired as a result of ownership
                                                                              of securities or other instruments.
------------------------------------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------------------------
                                                       NON-FUNDAMENTAL POLICIES
------------------------------------------------------------------------------------------------------------------------------------
                                     TARGET FUNDS                                  ACQUIRING FUNDS
------------------------------------------------------------------------------------------------------------------------------------
ILLIQUID SECURITIES  Each Fund may not invest 15% or                          Each Fund may not invest or hold more than
                     more of the value of its net assets,                     15% of the Fund's net assets in illiquid
                     taken at the time of investment, in                      securities. For this purpose, illiquid securities
                     illiquid securities. Illiquid                            include, among others, (a) securities that are
                     securities are those securities                          illiquid by virtue of the absence of a readily
                     without readily available market                         available market or legal or contractual
                     quotations, including repurchase                         restrictions on resale, (b) fixed time deposits
                     agreements having a maturity of                          that are subject to withdrawal penalties and
                     more than seven days. Illiquid                           that have maturities of more than seven days,
                     securities may also include                              and (c) repurchase agreements not terminable
                     restricted securities not determined                     within seven days.
                     by the Adviser to be liquid, non-
                     negotiable time deposits and over-
                     the-counter options
------------------------------------------------------------------------------------------------------------------------------------
BORROWING            With respect to each Fund's                              N/A
                     fundamental investment restriction
                     regarding borrowing (as described
                     above), the Fund may not purchase
                     portfolio securities while
                     outstanding borrowings exceed 5%
                     of its assets.
------------------------------------------------------------------------------------------------------------------------------------
LENDING              N/A                                                      Each Fund may lend securities from its
                                                                              portfolio to approved brokers, dealers and
                                                                              financial institutions, to the extent permitted
                                                                              under the 1940 Act, including the rules,
                                                                              regulations and exemptions thereunder, which
                                                                              currently limit such activities to one-third of
                                                                              the value of the Fund's total assets (including
------------------------------------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------------------------
                                                                              the value of the collateral received). Any such
                                                                              loans of portfolio securities will be fully
                                                                              collateralized based on values that are
                                                                              marked-to-market daily.
------------------------------------------------------------------------------------------------------------------------------------
CONTROL OR           N/A                                                      Each Fund may not make investments for the
MANAGEMENT                                                                    purpose of exercising control or management,
                                                                              provided that this restriction does not limit the
                                                                              Fund's investments in securities of other
                                                                              investment companies or investments in
                                                                              entities created under the laws of foreign
                                                                              countries to facilitate investment in securities
                                                                              of that country.
------------------------------------------------------------------------------------------------------------------------------------
MARGIN               N/A                                                      Each Fund may not purchase securities on
                                                                              margin (except for short-term credits
                                                                              necessary for the clearance of transactions).
------------------------------------------------------------------------------------------------------------------------------------
SHORT SELLING        N/A                                                      Each Fund may not sell securities short,
                                                                              unless it owns or has the right to obtain
                                                                              securities equivalent in kind and amount to
                                                                              the securities sold short (short sales "against
                                                                              the box"), and provided that transactions in
                                                                              futures contracts and options are not deemed
                                                                              to constitute selling securities short.
------------------------------------------------------------------------------------------------------------------------------------
NAME CHANGE          Each Fund may not may not make                           N/A
                     any change to its investment policy
                     of investing at least 80% of net
                     assets in investments suggested by
                     the Fund's name without first
                     changing the Fund's name and
                     providing shareholders with at
                     least 60 days' prior written notice.
------------------------------------------------------------------------------------------------------------------------------------

     Each of the Target Funds and the Acquiring Funds may be subject to other investment restrictions that are not identified above. A full description of the Target Funds' and the Acquiring Funds' investment policies and restrictions may be found in its respective SAI.

COMPARISON OF SHARE CLASSES AND DISTRIBUTION ARRANGEMENTS

     Class R and Class I shares of each Target Fund will be exchanged for Institutional Class shares of the corresponding Acquiring Fund. Class I shares of the Target Funds and Institutional Class shares of the Acquiring Funds do not impose an initial sales charge or contingent deferred sales charge and are not subject to fees payable under a shareholder servicing plan. However, Class R shares of the Target Funds are subject to fees payable under a distribution plan adopted pursuant to Rule 12b-1 under the 1940 Act in the amount of 0.25% of each such Fund's average daily net assets, as well as fees payable under a shareholder servicing plan in the amount of 0.10% of each such Fund's average daily net assets. The Acquiring Funds also offer Investor Class shares, which are subject to different sales charges and distribution and shareholder servicing arrangements, but are not part of these Reorganizations.

COMPARISON OF PURCHASE AND REDEMPTION PROCEDURES, EXCHANGE POLICIES AND REDEMPTION FEES

     PURCHASE PROCEDURES. The purchase procedures employed by the Target Funds and the Acquiring Funds differ in some respects. Each Fund offers shares through its distributor on a continuous basis. Shares of each Fund may be purchased directly through the Fund's transfer agent and through other authorized financial intermediaries. Investors may purchase both initial and additional shares of both Funds by mail or wire. Shares of the Target Funds may be purchased by telephone but shares of the Acquiring Funds may not.

     Class R and Class I shares of the Target Funds require minimum investments of $1,000 and $100,000, respectively, and minimum subsequent investments of $100 and $1,000, respectively. The Target Funds reserve the right to waive the minimum initial investment or minimum subsequent investment amounts at their discretion. Institutional Class shares of the Acquiring Funds require a minimum initial investment of $250,000; there are no minimums for subsequent investments and the Acquiring Funds reserve the right to accept initial investments of smaller amounts in their sole discretion. Shareholders who receive Institutional Class shares of the Acquiring Funds as a result of the Reorganizations will be permitted to make additional Institutional Class Share purchases of the Acquiring Funds, subject to any conditions or limitations imposed on the servicing of Institutional Class shares of the Acquiring Funds by a shareholder's financial intermediary.

     REDEMPTION PROCEDURES. The redemption procedures and exchange policies for Class I and Class R shares of the Target Funds are similar to those of Institutional Class shares of the Acquiring Fund. For each Fund, if you own your shares directly, you may redeem your shares on any day that the Fund calculates its NAV by contacting the Fund directly by mail or telephone. If you originally purchased your shares through a financial intermediary, your redemption order must be placed with the same financial intermediary in accordance with the procedures established by that financial intermediary. The sale price will be the NAV next determined after the Target Fund or Acquiring Fund, as applicable, receives your request. Each of the Target Funds and the Acquiring Funds reserve the right to determine whether to satisfy redemption requests by making payments in securities with a market value equal to the redemption price (also known as redemption in-kind).

     The Target Funds and the Acquiring Funds have different policies with respect to shareholder accounts with low balances. Generally, for the Acquiring Funds, if your account balance drops below $50,000 with respect to Institutional Class shares because of redemptions, you may be required to sell your shares. The Acquiring Fund generally will provide you at least 60 days' written notice to give you time to add to your account and avoid the involuntary redemption of your shares. If you received Institutional Class shares of an Acquiring Fund as a result of a Reorganization, you will not be subject to the $50,000 minimum account balance with respect to Institutional Class shares of the Acquiring Fund. Generally, for the Target Funds, if your account balance drops below $1,000 for reasons other than a decline in the net asset value of a Target Fund or for market reasons, you may be required to sell your shares. The Target Fund generally will provide you at least 30 days' written notice prior to redeeming your shares. Additional information regarding the redemption procedures of the Target Funds and the Acquiring Funds is available in their respective prospectuses.

     EXCHANGE POLICIES. For the Target Funds, you may exchange Class R or Class I shares of one Target Fund for the same class of shares of the other Target Fund until the closing of the Reorganizations. For an Acquiring Fund, you may exchange the Institutional Class shares of the Acquiring Fund that you receive in the Reorganization for Institutional Class shares of another series of the Acquiring Trust to which ATIA serves as investment adviser.

     You may only exchange shares between accounts with identical registrations (i.e., the same names and addresses). Additional information regarding the Target Fund and the Acquiring Fund, including their exchange policies, is available in their respective prospectuses.

     REDEMPTION FEES. Each Target Fund charges a 2.00% redemption fee on redemptions of shares that have been held for less than 60 days. The Target Funds also reserve the right to waive the redemption fee, subject to their sole discretion, in instances deemed by ATIA not to be disadvantageous to a Target Fund or its shareholders and that do not indicate market timing strategies. More information about the Target Funds' redemption fee is available in its prospectus under the heading "Redemption Fees." The Acquiring Funds do not charge a redemption fee.

COMPARISON OF DISTRIBUTION POLICIES

     Each Fund makes distributions of net investment income and net capital gains, if any, at least annually. Each Fund automatically reinvests any dividends from net investment income or capital gains distributions, unless otherwise instructed by a shareholder to pay dividends and/or distributions in cash.

COMPARISON OF BUSINESS STRUCTURES, SHAREHOLDER RIGHTS AND APPLICABLE LAW

     Each Target Fund is a series of a Delaware statutory trust and governed by its governing instruments and the laws of the State of Delaware. Each Acquiring Fund is a series of a Massachusetts business trust and governed by its governing instruments and the laws of the Commonwealth of Massachusetts. While the governing instruments and governing law of the Funds have certain similar provisions, there are differences that might impact how a Fund is governed. A discussion, but not a complete description, of important provisions of and the material differences between the governing instruments and governing laws of the Target Funds and the Acquiring Funds can be found at Exhibit C to this Proxy Statement/Prospectus. Such material differences are summarized below:

     ORGANIZATION. Each Target Fund is a series of the Target Trust, a Delaware statutory trust, formed under the laws of the State of Delaware. Each Acquiring Fund is a series of the Acquiring Trust, a Massachusetts business trust formed under the laws of the Commonwealth of Massachusetts. Each of the Target Fund's and Acquiring Fund's Amended and Restated Agreement and Declaration of Trust is referred to below as a "Declaration."

     COMPOSITION OF THE BOARD OF TRUSTEES. The Target Trust's Declaration provides that the Target Trust Board shall be composed of between no less than one nor more than twelve Trustees. The Acquiring Trust's Declaration provides that the Acquiring Trust Board shall be composed of between no less than three nor more than fifteen Trustees.

     RIGHTS OF SHAREHOLDERS TO CALL A MEETING. The Target Trust's Declaration provides that shareholder meetings shall be called by the Target Trust Board upon the written request of shareholders owning at least 10% of the outstanding shares of the Target Trust entitled to vote. The Target Trust's Trustees shall not be required to call a special meeting of the shareholders of any Target Fund or to provide shareholders seeking the opportunity of furnishing the materials to other shareholders with a view to obtaining signatures on a request for a meeting except to the extent required under the 1940 Act. The Bylaws of the Acquiring Trust provide that one or more shareholders who hold at least 25% of all shares issued and outstanding and entitled to vote may call a special meeting of shareholders if the Acquiring Trust's Trustees or president shall fail to call any such meeting for a period of 30 days after written application by such shareholder or shareholders.

     DERIVATIVE ACTIONS. Shareholders of the Target Funds are not permitted to bring an action on behalf of the Target Trust unless (i) the shareholder or shareholders make a pre-suit demand upon the Trustees to bring the subject action (unless an effort to cause the Trustees to bring such an action is not likely to succeed); (ii) unless a demand is not required under the Declaration, shareholders holding at least 10% of the outstanding shares of the Target Trust, or 10% of the outstanding shares of the series or class to which such action relates join in the request for Trustees to commence such action; and (iii) unless a demand is not required under the Declaration, the Trustees are afforded a reasonable amount of time to consider such shareholder request and to investigate the basis of such claim.

     Shareholders of the Acquiring Funds have the power to vote as to whether or not a court action, proceeding or claim should or should not be brought or maintained derivatively or as a class action on behalf of an Acquiring Fund or its shareholders. Such shareholders have the power to vote to the same extent as the stockholders of a Massachusetts corporation.

     RIGHT TO VOTE. Acquiring Fund shareholders have the right to vote to the same extent as stockholders of a Massachusetts business corporation as to whether or not a court action, proceeding or claim should or should not be brought or maintained derivatively or as a class action on behalf of the Acquiring Trust or the shareholders. Target Fund shareholders do not have such right.

     QUORUM AND VOTING. Except as otherwise provided by the 1940 Act or other applicable law, for the Target Trust, one-third of shares outstanding and entitled to vote in person or by proxy shall be a quorum as to such matter, subject to certain exceptions. For the Acquiring Trust, a majority of the shares entitled to vote shall be a quorum for the transaction of business at a shareholders' meeting, subject to certain exceptions.

     AMENDMENT OF GOVERNING INSTRUMENTS. For the Target Funds, the Declaration may be amended by the Trustees, without shareholder vote, by making an amendment, a Declaration supplemental or an amended and restated Declaration. Target Fund shareholders shall have the right to vote (a) on any amendment as may be required by law or by the Target Trust's registration statement filed with the SEC and (b) on any amendment submitted to them by the Trustees.

     For the Acquiring Funds, the Declaration may be amended at any time by an instrument in writing signed by a majority of the then Trustees when authorized to do so by a vote of shareholders holding a majority of the shares entitled to vote. Amendments having the purpose of changing the name of the Acquiring Trust or of supplying any omission, curing any ambiguity or curing, correcting or supplementing any defective or inconsistent provision contained in the Declaration of the Acquiring Trust shall not require authorization by shareholder vote.

     TERMINATION OF A FUND. A Target Fund may be terminated by the Trustees, subject to any necessary shareholder approvals. With respect to an Acquiring Fund, the affirmative vote of the shareholders holding at least a majority of the shares entitled to vote or by the Trustees by written notice to the shareholders, is required for termination of the Acquiring Fund.

     LIABILITY OF SHAREHOLDERS. Under Massachusetts law, shareholders of a business trust, such as the Acquiring Trust, could, under certain circumstances, be held personally liable as partners for the obligations of the trust. However, the possibility of the shareholders incurring financial loss appears remote as the Acquiring Trust's Declaration contains an express disclaimer of shareholder liability for obligations of the Acquiring Funds and requires that notice of such disclaimer be given in each agreement, obligation or instrument entered into or executed by or on behalf of the Acquiring Funds or the Trustees. Moreover, the Acquiring Trust's Declaration provides for indemnification out of the Acquiring Fund property for any shareholder held personally liable for the obligations of an Acquiring Fund. The foregoing is not applicable to the Target Trust because the Target Trust is organized as a Delaware statutory trust.

     Further information about each Fund's governance structure is contained in the Fund's SAI and its governing documents, which are on file with the SEC.

     At the Closing (defined below), Acquiring Fund shares will be credited to Target Fund shareholders only on a book-entry basis. The Acquiring Funds shall not issue certificates representing shares in connection with the exchange of Target Fund shares.

                          THE PROPOSED REORGANIZATIONS

SUMMARY OF AGREEMENT AND PLAN OF REORGANIZATION

     The terms and conditions under which each Reorganization is expected to be consummated are set forth in the Agreement and Plan of Reorganization. A summary of the material provisions of the Agreement and Plan of Reorganization is provided below and is qualified in its entirety by reference to the form of Agreement and Plan of Reorganization, a copy of which is attached as Exhibit D to this Proxy Statement/Prospectus.

     With respect to each Reorganization, if shareholders of a Target Fund approve the Agreement and Plan of Reorganization and other closing conditions are satisfied, the assets of the Target Fund will be delivered to the corresponding Acquiring Fund's custodian for the account of the Acquiring Fund in exchange for the assumption by the Acquiring Fund of the liabilities of the Target Fund and delivery by the Acquiring Fund to the Target Fund for further delivery to the holders of record as of the Closing Date (as defined below) of the issued and outstanding shares of the Target Fund of a number of shares of the Acquiring Fund (including, if applicable, fractional shares rounded to the nearest thousandth), having an aggregate net asset value equal to the value of the net assets of the Target Fund so transferred, all determined and adjusted as provided in the Agreement and Plan of Reorganization. The value of your account with the Acquiring Fund immediately after the Reorganization is expected to be the same or substantially the same as the value of your account with the Target Fund immediately prior to the Reorganization.

     If shareholders of a Target Fund approve the Agreement and Plan of Reorganization, the shareholders will receive Institutional Class shares of the corresponding Acquiring Fund in exchange for their Class R and/or Class I shares of the Target Fund, as described above under the section of this Proxy Statement/Prospectus entitled "Comparison of Share Classes and Distribution Arrangements."

     The Target Funds and the Acquiring Funds will be required to make representations and warranties in the Agreement and Plan of Reorganization that are customary in matters such as the Reorganization.

     If shareholders of each Target Fund approve the Reorganizations and if all of the closing conditions set forth in the Agreement and Plan of Reorganization are satisfied or waived, consummation of the Reorganizations (the "Closing") is expected to occur on or around February 12, 2018 (the "Closing Date"), immediately prior to the opening of regular trading on the New York Stock Exchange on the Closing Date (the "Effective Time").

     Following receipt of the requisite shareholder vote in favor of the Reorganizations and as soon as reasonably practicable after the Closing, each Target Fund will liquidate and dissolve in accordance with its governing documents and applicable law.

     The obligations of each Acquiring Fund and its corresponding Target Fund are subject to other conditions, including the following conditions:

     o the Acquiring Fund's Registration Statement on Form N-14 under the Securities Act of 1933, as amended, of which this Proxy
          Statement/Prospectus is a part, shall have been filed with the SEC and shall have become effective, and no stop-order suspending its effectiveness shall have been issued;

     o the shareholders of the Target Fund shall have approved the Agreement and Plan of Reorganization by the requisite vote provided in the Target Fund's governing documents;

     o the Acquiring Fund and Target Fund have each delivered an officer's certificate certifying that all agreements and commitments set forth in the Agreement and Plan of Reorganization have been satisfied; and

     o the Acquiring Fund and Target Fund shall each have received a legal opinion that the consummation of the transactions contemplated by the Agreement and Plan of Reorganization will not result in the recognition of gain or loss for federal income tax purposes for the Target Fund or its shareholders or the Acquiring Fund.

     If shareholders of a Target Fund do not approve the Agreement and Plan of Reorganization or if the Reorganization does not otherwise close, the Target Trust Board will consider what additional action to take. The Agreement and Plan of Reorganization may be terminated and the Reorganization may be abandoned at any time prior to Closing by mutual agreement of the parties. The Agreement and Plan of Reorganization may be amended or modified in a writing signed by the parties to the Agreement and Plan of Reorganization.

     The approval of the Reorganization of one Target Fund is not conditioned upon the approval of the Reorganization of the other Target Fund.

BOARD CONSIDERATIONS IN APPROVING THE REORGANIZATIONS

     The Target Trust Board considered the proposed Agreement and Plan of Reorganization at a special board meeting held on November 3, 2017. The Target Trust Board noted ATIA provided materials and made a presentation to the Target Trust Board on the proposed Agreement and Plan of Reorganization at a regular board meeting held on October 10, 2017. At the November 3, 2017 meeting, the Target Trust Board considered the proposed Reorganizations of the Target Funds into the Acquiring Funds and unanimously approved the Agreement and Plan Reorganization (the "Reorganization Plan"), determining that it would be in the best interests of each of the Target Funds and its shareholders, and that such shareholders' interests would not be diluted as a result of the Reorganization.

     In determining whether to approve the Reorganization Plan and to recommend approval of the Reorganization Plan to shareholders of each Fund, the Target Trust Board (including all trustees who are not "interested persons" under the 1940 Act) made inquiries into a number of matters, including the following and in no order of priority:

     (i) the anticipated effect of the Reorganizations on the per-share expenses and costs of each Target Fund, both before and after waivers and expense limitation arrangements;

    (ii) the proposed management fees, estimated expense ratios and available information regarding the fees and expenses of the Acquiring Funds;

   (iii) the potential benefits of economies of scale for the Target Funds and potential benefits to their shareholders of promoting more efficient operations;

    (iv) the terms and conditions of the Reorganizations and whether the Reorganizations would result in dilution of shareholder interests;

     (v) the similarity of the investment objectives and principal investment strategies of each Target Fund and each corresponding Acquiring Fund;

    (vi) that ATIA will continue to provide portfolio management services to each Target Fund;

   (vii) that shareholders of the Target Funds will have a broader array of mutual funds to exchange into by becoming shareholders of the Acquiring Funds;

  (viii)  the reputation, financial strength and resources of ATIA;

    (ix) that the expenses of the Reorganizations would not be borne by the Funds' shareholders;

     (x) the expected U.S. federal income tax consequences of the Reorganizations; and

    (xi)  the possible alternatives to the Reorganizations.

     In reaching the decision to approve the Reorganization Plan and to recommend that shareholders vote to approve the Reorganization Plan, the Target Trust Board, including all trustees who are not "interested persons" under the 1940 Act, unanimously concluded that participation of each Target Fund in the Reorganizations is in the best interests of the shareholders of the Target Fund and would not result in dilution of such shareholder's interests. Their conclusion was based on a number of considerations, including the following:

IMPROVED OPERATING EFFICIENCIES

     The Acquiring Funds have the potential to operate more efficiently than the Target Funds because each Acquiring Fund may increase its assets as a result of having access to the distribution network of ATIA and its affiliates, which should result in the reduction of certain fixed costs as a percentage of fund assets. The Target Trust noted that ATIA expects the operating expenses of the Acquiring Funds to be less than the Target Funds over time because the fees charged by the various individual service provides (including ATIA's management fees) are changing and ATIA believes the Acquiring Funds will realize operational and administrative efficiencies from managing the Acquiring Funds on the same platform a the other open-end mutual funds it advises.

PORTFOLIO MANAGEMENT

     ATIA's retention as the Adviser to the Acquiring Funds and the continuation of the portfolio management team of each Target Fund to manage each corresponding Acquiring Fund will promote continuity of asset management for Target Fund shareholders participating in the Reorganization.

INVESTMENT OBJECTIVES AND STRATEGIES

     As discussed in the sub-sections entitled "Comparison of Investment Objectives", "Comparison of Principal Investment Strategies" and "Comparison of Principal Risks of Investing in the Funds" inside the "Additional Information About the Funds" section above, the Target Funds have substantially the same investment objective, principal investment strategies and principal risks as the corresponding Acquiring Funds.

MANAGEMENT FEES AND OPERATING EXPENSES OF THE FUNDS

     The Target Trust Board also considered the management fees and operating expense ratios for each Target Fund and corresponding Acquiring Fund. As reflected in the section entitled "Additional Information About the Funds - Comparison of Fees and Expenses", each Acquiring Fund will have a lower management fee than its corresponding Target Fund. The Target Trust Board also noted Institutional Class shares of each Acquiring Fund are expected to have the same pro forma Total Annual Fund Operating Expenses after fee waiver, expense reimbursements and expense recoupments as the Class I shares of its corresponding Target Fund. The Target Trust Board further noted under the terms of the Reorganization Plan, shareholders of Class R shares of each Target Fund, which are subject to a Rule 12b-1 distribution fee of 0.25% and a shareholder servicing plan fee of 0.10%, will receive full and fractional Institutional Class shares of an Acquiring Fund, which are not subject to a Rule 12b-1 or shareholder servicing plan fee.

     Additionally, in an effort to maintain fees and expenses, the Acquiring Trust, on behalf of each Acquiring Fund, has entered into a contractual expense limitation agreement with ATIA through at least February 29, 2020. The Target Trust Board noted that while the expense structure of an Acquiring Fund could change, the expense cap for each Acquiring Fund will be the same as that currently in place for each Target Fund. Accordingly, the Target Trust Board noted that irrespective of the ability of ATIA to recoup previously waived and reimbursed Target Fund fees and expenses, the Target Fund shareholders would not pay more and/or no unfair burden would be borne by the shareholders under the Reorganization.

EXPECTED TAX-FREE CONVERSION OF THE FUND SHARES

     The Target Trust Board also considered the expected tax-free nature of the Reorganizations. If you were to redeem your investment in a Target Fund and invest the proceeds in another fund or other investment product, you generally would recognize gain or loss for U.S. federal income tax purposes upon the redemption of the shares. By contrast, upon completion of the Reorganizations, it is intended that: (1) you will not recognize a taxable gain or a loss for U.S. federal income tax purposes on the transfer of your investment to an Acquiring Fund; (2) you will have the same tax basis in your Acquiring Fund shares as you had in your Target Fund shares for U.S. federal income tax purposes; and (3) assuming that you hold your Fund shares as a capital asset, you will have the same holding period for your Acquiring Fund shares as you had for your Target Fund shares. As a shareholder of an open-end fund, you will continue to have the right to redeem any or all of your shares at net asset value at any time. At that time, you generally would recognize a gain or loss for U.S. federal income tax purposes.

EXPENSES OF THE REORGANIZATION

     The Target Trust Board took into consideration the agreement by ATIA to bear all of the expenses incurred by the Target Funds and Acquiring Funds in connection with the Reorganizations, so that the shareholders of the Target Funds and Acquiring Funds will not bear these costs.

FEDERAL INCOME TAX CONSIDERATIONS

   The following is a general summary of the material U.S. federal income tax considerations of the Reorganizations and is based upon the current provisions of the Internal Revenue Code of 1986, as amended (the "Code"), the existing U.S. Treasury Regulations thereunder, current administrative rulings of the IRS and published judicial decisions, all of which are subject to change. These considerations are general in nature and individual shareholders should consult their own tax advisers as to the federal, state, local, and foreign tax considerations applicable to them and their individual circumstances. These same considerations generally do not apply to shareholders who hold their shares in a tax-deferred account.

          Each Reorganization is intended to be a tax-free reorganization pursuant to Section 368(a)(1) of the Code. The principal federal income tax considerations that are expected to result from the Reorganization of each Target Fund into its corresponding Acquiring Fund are as follows:

     o no gain or loss will be recognized by the Target Funds or the shareholders of the Target Funds as a direct result of the Reorganizations;

     o no gain or loss will be recognized by the Acquiring Funds as a direct result of the Reorganizations;

     o the aggregate tax basis of the shares of an Acquiring Fund to be received by a shareholder of the corresponding Target Fund will be the same as the shareholder's aggregate tax basis of the shares of the Target Fund immediately before the applicable Reorganization;

     o the holding period of the shares of an Acquiring Fund received by a shareholder of the corresponding Target Fund will include the period that a shareholder held the shares of the Target Fund (provided that such shares of the Target Fund are capital assets in the hands of such shareholder as of the Closing);

     o the basis of the assets of each Target Fund received by the corresponding Acquiring Fund will be the same as the basis of these assets in the hands of the Target Fund immediately prior to the exchange;

     o the holding period of the assets of each Target Fund received by the corresponding Acquiring Fund will include the period during which such assets were held by the Target Fund;

     o each Acquiring Fund will succeed to and take into account the items of the corresponding Target Fund described in Section 381(c) of the Code; and

     o the consummation of the Reorganizations will not terminate the taxable year of the Target Funds. The part of the taxable year of each Target Fund before the Reorganizations and the taxable year of the corresponding Acquiring Fund beginning as of the applicable Reorganization will constitute a single taxable year of such Acquiring Fund.

     Neither of the Target Funds nor the Acquiring Funds has requested nor will request an advance ruling from the IRS as to the federal tax consequences of the applicable Reorganization. As a condition to Closing, Morgan, Lewis & Bockius LLP will render a favorable opinion to each Target Fund and the corresponding Acquiring Fund as to the foregoing federal income tax consequences of the applicable Reorganization, which opinion will be conditioned upon, among other things, the accuracy, as of the Closing Date, of certain representations of the Target Fund and the Acquiring Fund upon which Morgan, Lewis & Bockius LLP will rely in rendering its opinion. Such opinion of counsel may state that no opinion is expressed as to the effect of the Reorganization on the Target Fund, Acquiring Fund, or any Target Fund shareholder with respect to any transferred asset as to which any unrealized gain or loss is required to be recognized for federal income tax purposes at the end of a taxable year (or on the termination or transfer thereof) under (A) a mark-to-market system of accounting, (B) upon the transfer of stock in a "passive foreign investment company" and (C) or required to be recognized upon the transfer of an asset regardless of whether such transfer would otherwise be a non-recognition transaction under the Code. Such opinion will be conditioned upon the performance by the Target Fund and the Acquiring Fund of their respective undertakings in the Agreement and Plan of Reorganization and upon the representation letters provided by officers of the Funds to Morgan, Lewis & Bockius LLP. A copy of the opinions will be filed with the SEC and will be available for public inspection. See "WHERE TO FIND ADDITIONAL INFORMATION."

     Opinions of counsel are not binding upon the IRS or the courts. If a Reorganization is consummated but the IRS or the courts determine that the Reorganization does not qualify as a tax-free reorganization under the Code, and thus is taxable, the applicable Target Fund would recognize gain or loss on the transfer of its assets to the corresponding Acquiring Fund and each shareholder of the Target Fund would recognize a taxable gain or loss equal to the difference between its tax basis in the Target Fund shares and the fair market value of the shares of the Acquiring Fund it receives.

     The tax attributes, including capital loss carryovers, of each Target Fund will move to the corresponding Acquiring Fund in the applicable Reorganization. The ability of an Acquiring Fund to carry forward capital losses (if any) of the corresponding Target Fund and use such losses to offset future gains generally will not be limited as a direct result of the Reorganization.

     Significant holders of shares of a Target Fund (generally, those holders that own at least 1% of the total outstanding stock of a Target Fund or that own Target Fund securities with an aggregate basis of $1 million or more immediately prior to the Reorganization) generally will be required to attach a statement to their U.S. federal income tax return for the year in which the Reorganization occurs that contains the information listed in U.S. Treasury Regulation 1.368 -3(b).

     If you acquired different blocks of shares of a Target Fund at different times or for different prices, you should consult your tax advisor concerning the treatment of the basis and holding period for the different blocks of stock in the Reorganization. You should also consult your tax adviser regarding the U.S. federal income tax consequences to you, if any, of the Reorganizations in light of your particular circumstances, as well as the state and local tax consequences, if any, of the Reorganizations because this discussion is only a general summary of certain federal income tax consequences.

COSTS OF THE REORGANIZATIONS

     The costs related to the Reorganizations, including any costs directly associated with preparing, filing, printing, and distributing to the shareholders of the Target Funds all materials relating to this Proxy Statement/Prospectus and soliciting shareholder votes, as well as the conversion costs associated with the Reorganizations, will be borne by ATIA or its affiliates. Neither the Target Funds nor the Acquiring Funds will bear any related costs of the Reorganizations. The costs of the Reorganizations include, but are not limited to, costs associated with organizing the Acquiring Funds, preparation, printing and distribution of the N-14 Registration Statement for the Reorganizations (including the

Prospectus/Proxy Statement contained therein), legal fees, accounting fees, and expenses of soliciting Target Fund shareholders and holding shareholders' meetings. ATIA or its affiliates will bear the costs associated with the Reorganizations if the Reorganizations are not consummated.

BOARD RECOMMENDATION

     The Target Trust Board unanimously recommends that shareholders of each Target Fund approve the proposed Reorganizations.

     PROPOSALS 3-4: TO APPROVE AN INVESTMENT ADVISORY AGREEMENT

     Shareholders of each Target Fund are being asked to approve an investment advisory agreement between the Target Trust, on behalf of such Target Fund, and ATIA (the "Advisory Agreement"), which is substantially identical to the investment advisory agreement between Geneva and the Target Trust, on behalf of each Target Fund, in place prior to the closing of the Transaction (the "Prior Advisory Agreement"). If the Reorganizations are approved, the Advisory Agreement will only remain in effect until the closing of the Reorganizations.

     THE PRIOR ADVISORY AGREEMENT

     The Prior Advisory Agreement was dated October 28, 2014 and was last submitted to shareholders on September 28, 2007, for the purpose of consenting to the adoption of the Target Board's resolution to approve the Prior Advisory Agreement. Pursuant to the Prior Advisory Agreement, Geneva served as investment adviser to the Target Funds and supervised their investments in accordance with their investment objectives, policies and restrictions and, in doing so, (i) furnished the Target Funds with advice and recommendations with respect to the investment of the Target Funds' assets and the purchase and sale of portfolio securities for the Target Funds, including the taking of such steps as may be necessary to implement such advice and recommendations (I.E., placing the orders); (ii) managed and oversaw the investments of the Target Funds, subject to the ultimate supervision and direction of the Target Trust Board; (iii) voted proxies for the Target Funds, filed ownership reports under Section 13 of the Securities Exchange Act of 1934 for the Target Funds, and took other actions on behalf of the Target Funds; (iv) maintained the books and records required to be maintained by the Target Funds except to the extent arrangements have been made for such books and records to be maintained by the administrator or another agent of the Target Funds; (v) furnished reports, statements and other data on securities, economic conditions and other matters related to the investment of the Target Funds' assets which the Target Funds' administrator or distributor or the officers of the Target Trust may reasonably request; and (vi) rendered to the Target Trust Board such periodic and special reports with respect to the Target Funds' investment activities as the Target Trust Board may reasonably request, including at least one in-person appearance annually before the Target Trust Board.

     Under the Prior Advisory Agreement, each Target Fund paid Geneva compensation for investment advisory services rendered at an annual fee rate of 1.10% of its average daily net assets. During the fiscal year ended August 31, 2017, Geneva received $1,512,194 and $1,150,013 in aggregate investment advisory fees from the Geneva Advisors All Cap Growth Fund and Geneva Advisors Equity Income Fund, respectively.

     The Prior Advisory Agreement provided that in the absence of willful misfeasance, bad faith, negligence, or reckless disregard of the obligations or duties hereunder on the part of Geneva, Geneva shall not be subject to liability to the target Trust or the Target Funds or to any shareholder of the Target Funds for any act or omission in the course of, or connected with, rendering services thereunder or for any losses that may be sustained in the purchase, holding or sale of any security by the Target Funds. The Prior Advisory Agreement could be terminated by the Target Trust, on behalf of a Target Fund, at any time without payment of any penalty, by the Target Trust Board or by vote of a majority of the outstanding voting securities of a Target Fund, upon sixty
(60) days' written notice to Geneva, and by Geneva upon sixty (60) days written notice to such Target Fund. The Prior Advisory Agreement terminated automatically upon "assignment" (as defined in the 1940 Act).

     Under the 1940 Act, the consummation of the Transaction between CIBC and Geneva constituted a change of control of Geneva that resulted in the assignment of, and automatic termination of, the Prior Advisory Agreement effective August 31, 2017. In connection with the Transaction, in anticipation of the proposed Reorganizations and because the Prior Advisory Agreement terminated as of the closing of the Transaction, the Target Trust Board appointed ATIA to serve as the investment adviser to each Target Fund under the Interim Advisory Agreement to allow for the continuous management of the Target Funds.

     THE INTERIM ADVISORY AGREEMENT

     Under the 1940 Act, a Target Fund's shareholders must approve any new investment advisory agreement for the Target Fund. However, Rule 15a-4 under the 1940 Act permits an investment company's board, such as the Target Trust Board, to appoint an investment adviser on an interim basis without the prior approval of shareholders pursuant to an interim investment advisory agreement that contains provisions required by Rule 15a-4. Among other requirements, Rule 15a-4 requires the new investment adviser to provide investment advisory services under an interim investment advisory agreement on the same terms as the prior investment adviser under the prior advisory agreement. Any fees that the new investment adviser would be entitled to under an interim investment advisory agreement must be held in escrow until shareholders approve a new investment advisory agreement. An interim investment advisory agreement has a maximum term of 150 days from the date of its effectiveness. In reliance upon Rule 15a-4, the Target Trust Board, at a meeting held on August 18, 2017, approved the Interim Advisory Agreement pursuant to which ATIA currently provides investment advisory services to the Target Funds. The substantive terms of the Interim Advisory Agreement are identical to the Prior Advisory Agreement except for the effective date, termination provisions and fee escrow provisions, in accordance with the requirements of Rule 15a-4 discussed above. The Interim Advisory Agreement became effective on August 31, 2017 in connection with the consummation of the Transaction and termination of the Prior Advisory Agreement.

     THE ADVISORY AGREEMENT

     The Interim Advisory Agreement will remain in effect only until the earlier of the closing of the Reorganization, if approved by shareholders, or 150 days following the effective date of the Interim Advisory Agreement, which is January 28, 2018. As a result, the shareholders of each Target Fund are being asked to approve the Advisory Agreement with respect to such Target Fund in order to ensure that ATIA will be permitted to continue serving as investment adviser from January 28, 2018 until the closing of the Reorganization, which is currently scheduled to occur on or around February 12, 2018. If the Advisory Agreement with respect to a Target Fund is not approved by such Target Fund's shareholders by January 28, 2018, ATIA will no longer be able to provide investment advisory services to the Target Fund under the Interim Advisory Agreement and the Target Trust Board will consider what further action to take with respect to that Target Fund, which may include its liquidation.

     In addition, any investment advisory fees to which ATIA is entitled under the Interim Advisory Agreement must be held in escrow until shareholder approval of the Advisory Agreement is obtained. Therefore, Target Fund shareholders are being asked to approve the Advisory Agreement with respect to their Target Fund in order for ATIA to receive the total amount of advisory fees accrued with respect to that Target Fund held in escrow (plus interest). Under Rule 15a-4, if a Target Fund's shareholders do not approve the Advisory Agreement with respect to such Target Fund, ATIA will still be paid out of the fees currently held in escrow with respect to the Target Fund for services rendered under the Interim Advisory Agreement, but will receive the lesser of (i) its costs incurred in performing under the Interim Advisory Agreement (plus interest earned on that amount while in escrow), or (ii) the total amount of investment advisory fees held in escrow (plus interest earned).

     If the Advisory Agreement is approved by the shareholders of a Target Fund:
(i) the Advisory Agreement will take effect following such approval and will continue in effect until the closing of the applicable Reorganization and (ii) ATIA will be entitled to receive the total amount of investment advisory fees held in escrow (plus interest earned) under the Interim Advisory Agreement. After the closing of the applicable Reorganizations, ATIA will be the investment adviser to the Acquiring Funds under an investment advisory agreement between the Acquiring Trust, on behalf of the Acquiring Funds, and ATIA.

     A form of the Advisory Agreement is attached as Exhibit E to this Proxy Statement/Prospectus. The terms of the Advisory Agreement are substantially identical to the terms of the Prior Advisory Agreement, including with respect to the investment advisory fee payable by each Target Fund to ATIA.

BOARD CONSIDERATIONS IN APPROVING THE ADVISORY AGREEMENT

     In reaching its decision to recommend the approval of the Advisory Agreement, the Target Trust Board, including a majority of the trustees who are not "interested persons" under the 1940 Act, met in person at a special meeting held on November 3, 2017, during which the Target Trust Board reviewed materials related to ATIA. In the course of their review, the Trustees of the Target Trust (the "Trustees") considered their fiduciary responsibilities with regard to all factors deemed to be relevant to the Target Funds. The Target Trust Board also considered other matters, including, but not limited to the following: (1) the quality of services provided to the Target Funds in the past by ATIA compared to the quality of services expected to be provided to the Target Funds going forward; (2) the performance of the Funds while managed by ATIA's portfolio managers; (3) the fact that there are no material differences between the terms of the Advisory Agreement and the terms of the Prior Investment Advisory Agreement; (4) the fact that the fee structure under the Advisory Agreement is identical to the fee structure under the Interim Advisory Agreement and that the Adviser has agreed to maintain each Target Fund's current expense limitation arrangement; and (5) other factors deemed relevant.

     The Target Trust Board also evaluated the Advisory Agreement in light of information they had requested and received from the Adviser at the October 10, 2017 regular board meeting and prior to the November 3, 2017 special board meeting. Below is a summary of the material factors considered by the Target Trust Board in its deliberations as to whether to approve the Advisory Agreement, and the Board's conclusions. In their deliberations, the Trustees did not rank the importance of any particular piece of information or factor considered, but considered these matters in their totality.

     NATURE, EXTENT AND QUALITY OF SERVICES PROVIDED TO THE TARGET FUNDS. The Trustees considered the nature, extent and quality of services provided by ATIA to the Funds and the amount of time devoted to the Target Funds' affairs by ATIA's staff. The Trustees considered ATIA's specific responsibilities in all aspects of day-to-day management of the Target Funds, as well as the qualifications, experience and responsibilities of Robert C. Bridges and John P. Huber, co-portfolio managers of the Geneva Advisors All Cap Growth Fund and Geneva Advisors Equity Income Fund, Gordon C. Scott, a co portfolio manager of the Geneva Advisors Equity Income Fund as well as other key personnel at ATIA involved in the day-to-day activities of the Target Funds. The Trustees reviewed information provided by ATIA in a due diligence summary, including the structure of ATIA's compliance program, and discussed ATIA's marketing activity and its continuing commitment to the Target Funds. The Trustees also noted any services that extended beyond portfolio management, and they considered the trading capabilities of ATIA. The Trustees discussed in detail ATIA's handling of compliance matters, including the reports of the Target Trust's chief compliance officer to the Trustees on the effectiveness of ATIA's compliance program. The Trustees concluded that ATIA had sufficient quality and depth of personnel, resources, investment methods and compliance policies and procedures essential to performing its duties under the Advisory Agreement and that the nature, overall quality and extent of the management services provided to the Target Funds, as well as ATIA's compliance program, were satisfactory and reliable.

     INVESTMENT PERFORMANCE OF THE ADVISER AND THE TARGET FUNDS. The Trustees discussed the performance of the Class I shares of the Geneva Advisors All Cap Growth Fund and the Geneva Advisors Equity Income Fund for the year-to-date, one-year, three-year, five-year and since inception periods ended June 30, 2017. In assessing the quality of the portfolio management services delivered by ATIA's portfolio managers, the Trustees also compared the short-term and longer-term performance of the Target Funds on both an absolute basis and in comparison to a benchmark index (the Russell 3000 Growth Index for the Geneva Advisors All Cap Growth Fund and the Russell 1000 Index for the Geneva Advisors Equity Income Fund).

     After considering all of the information, the Trustees concluded that the performance obtained by ATIA's portfolio managers for the Target Funds was satisfactory under current market conditions. Although past performance is not a guarantee or indication of future results, the Trustees determined that the Target Funds and their shareholders were likely to benefit from ATIA's continued management.

     COSTS OF SERVICE AND PROFITS REALIZED BY ATIA. The Trustees considered the cost of services and the structure of ATIA's fees, including a review of the expense analyses and other pertinent material with respect to the Target Funds. The Trustees reviewed the related statistical information and other materials provided, including the comparative expenses, expense components and peer group selection. The Trustees considered the cost structure of each Target Fund relative to a peer group as constructed by data presented by Morningstar Direct (a peer group of U.S. open-end large growth funds for each Target Fund (each a "Morningstar Peer Group") and a peer group of U.S. open-end large blend funds for the Geneva Advisors Equity Income Fund (the "Large Blend Peer Group"). The Trustees also reviewed the cost structure of the Geneva Advisors Equity Income Fund compared to a peer group of five open-end funds selected by ATIA (the "ATIA Peer Group"), and ATIA's separately-managed account strategies, as applicable, as well as the fee waivers, expense reimbursements and recoupments of ATIA.

     The Trustees also considered the overall profitability of ATIA and reviewed ATIA's financial information and noted the expense subsidizations anticipated by ATIA. The Trustees also examined the level of profits that could be expected to accrue to ATIA from the fees payable under the Advisory Agreement and the expense subsidizations undertaken by ATIA, as well as the Target Funds' brokerage commissions and use of soft dollars by ATIA. These considerations were based on materials requested by the Trustees and the Target Funds' administrator specifically for the November 3, 2017 special board meeting at which the Advisory Agreement was formally considered, as well as the reports made by ATIA.

     The Trustees noted that unlike most mutual funds, including those in the Morningstar Peer Groups, the Target Funds' operate under a unitary fee structure whereby many of the Target Funds' ordinary operating expenses are paid by ATIA out of its management fee.

     The Trustees noted that the Geneva Advisors All Cap Growth Fund's contractual management fee of 1.10% was above its Morningstar Peer Group average of 0.71%. The Trustees observed that the Geneva Advisors All Cap Growth Fund's total expense ratio (net of fee waivers and expense reimbursements) of 1.10% for its Class I shares was above its Morningstar Peer Group average (which excludes Rule 12b-1 fees) of 0.95%. The Trustees then compared the fees paid by the Geneva Advisors All Cap Growth Fund to the fees paid by separately-managed accounts of ATIA with similar investment strategies.

     The Trustees noted that the Geneva Advisors Equity Income Fund's contractual management fee of 1.10% was the highest in its peer group, above its Morningstar Peer Group average of 0.71%. The Trustees observed that the Geneva Advisors Equity Income Fund's total expense ratio (net of fee waivers and expense reimbursements) of 1.10% for its Class I shares was higher than its Morningstar Peer Group average (which excludes Rule 12b-1 fees) of 0.95%. The Trustees then reviewed the Large Blend Peer Group comparisons noting the Geneva Advisors Equity Income Fund's advisory fee of 1.10% was above the Large Blend Peer Group average of 0.73%, and the Fund's total expense ratio of 1.10% for its Class I shares was above the Large Blend Peer Group average of 0.97%. The Trustees also reviewed the ATIA Peer Group comparisons noting that the Geneva Advisors Equity Income Fund's advisory fee of 1.10% was above the ATIA Peer Group average of 0.91%, and the Geneva Advisors Equity Income Fund's total expense ratio of 1.10% for its Class I shares was below the ATIA Peer Group average (which excludes Rule 12b-1 fees) of 1.14%. The Trustees then compared the fees paid by the Geneva Advisors Equity Income Fund to the fees paid by separately-managed accounts of ATIA with similar investment strategies.

     The Trustees then noted the Advisory Agreement contained the identical fee structure as the Interim Advisory Agreement. The Trustees further noted ATIA had agreed to waive advisory fees and/or reimburse expenses of each Target Fund for at least one year after the effective date of the Advisory Agreement under a new operating expense limitation agreement between ATIA and the Trust, on behalf of the Target Funds.

     The Trustees concluded that the Target Funds' expenses and the management fees paid to ATIA were fair and reasonable in light of the comparative performance, expense and management fee information and considering the unitary fee structure. The Trustees further concluded, based on a profitability analysis prepared by ATIA, that while ATIA was not realizing profits in connection with its management of the Geneva Advisors Equity Income Fund after reflecting marketing and distribution expenses, ATIA's profit from sponsoring the Geneva Advisors All Cap Growth Fund had not been, and currently was not, excessive and that ATIA maintained adequate profit levels to support its services to the Target Funds from the revenues of its overall investment advisory business, despite its subsidies to support certain of the Target Funds' operations.

     EXTENT OF ECONOMIES OF SCALE AS THE TARGET FUNDS GROW. The Trustees compared each Target Fund's expenses relative to its peer group and discussed realized and potential economies of scale. The Trustees also reviewed the structure of each Target Fund's management fee and whether the Target Fund was large enough to generate economies of scale for shareholders or whether economies of scale would be expected to be realized as Target Fund assets grow (and if so, how those economies of scale were being or would be shared with shareholders). The Trustees reviewed all fee waivers, expense reimbursements and recoupments by ATIA with respect to the Target Funds. The Trustees noted that the Target Fund's management fee structure did not contain any breakpoint reductions as the Target Fund's assets grow in size, but that the feasibility of incorporating breakpoints would continue to be reviewed on a regular basis. With respect to ATIA's fee structure and any applicable expense waivers, the Trustees concluded that the fee structure under the Advisory Agreement was reasonable and reflects a sharing of economies of scale between ATIA and the Target Funds at each Target Fund's current asset level.

     BENEFITS DERIVED FROM THE RELATIONSHIP WITH THE TARGET FUNDS. The Trustees considered the direct and indirect benefits that could be realized by ATIA from its association with the Target Funds. The Trustees examined the brokerage practices of ATIA with respect to the Target Funds. The Trustees concluded that the benefits ATIA may receive, such as greater name recognition or increased ability to obtain research or brokerage services appear to be reasonable, and in many cases may benefit the Target Funds.

     CONCLUSIONS. No single factor was determinative in the Board's decision to approve the Advisory Agreement for the Target Funds, but rather the Board based its determination on the total mix of information available to the Trustees. Based on a consideration of all the factors in their totality, the Board determined that the Advisory Agreement with ATIA, including the advisory fees to be paid thereunder, was fair and reasonable. The Board therefore determined that the approval of the Advisory Agreement would be in the best interest of the Target Funds and their shareholders.

INFORMATION ABOUT AT INVESTMENT ADVISERS, INC.

     Information about ATIA is included under Proposals 1 and 2 under "How do the investment advisers and distributors of the Funds compare?".

SECTION 15(F) OF THE 1940 ACT

     ATIA has agreed to use reasonable efforts to assure compliance with the conditions of Section 15(f) of the 1940 Act. Section 15(f) provides a safe harbor for an investment adviser or any affiliated persons thereof to receive any amount or benefit in connection with a sale of securities of, or any other interest in, such adviser which results in an assignment of an investment advisory contract with an investment company as long as two conditions are met. First, no "unfair burden" may be imposed on the investment company as a result of the transaction, or any express or implied terms, conditions or understandings applicable thereto. As defined in the 1940 Act, the term "unfair burden" includes any arrangement during the two-year period after the date on which such transaction occurs whereby the investment adviser (or predecessor or successor adviser) or any interested person of any such adviser receives or is entitled to receive any compensation, directly or indirectly, from the investment company or its security holders (other than fees for bona fide investment advisory or other services), or from any person in connection with the purchase or sale of securities or other property to, from or on behalf of the investment company (other than bona fide ordinary compensation as principal underwriter of the investment company). In connection with the Reorganizations, ATIA is not aware of any circumstances relating to the Reorganizations that might result in the imposition of such an "unfair burden" on the Target Funds as a result of the Transaction. Second, during the three-year period immediately following the transaction, at least 75% of an investment company's board of directors must not be "interested persons" of the investment adviser or the predecessor investment adviser within the meaning of the 1940 Act. The Acquiring Trust Board will satisfy this condition at the time of the Reorganization and expects to continue to satisfy this condition during the three-year period thereafter.

BROKERAGE COMMISSIONS

     The Target Funds did not pay any commissions to an affiliated broker during their most recently completed fiscal year.

BOARD RECOMMENDATION

     The Target Trust Board unanimously recommends that shareholders of each Target Fund approve the Advisory Agreement.

VOTING INFORMATION

PROXY STATEMENT/PROSPECTUS

     You are receiving this Proxy Statement/Prospectus and the enclosed proxy card because the Target Trust Board is soliciting your proxy to vote at the Meeting and at any adjournments of the Meeting. This Proxy Statement/Prospectus gives you information about the business to be conducted at the Meeting. Target Fund shareholders may vote by appearing in person at the Meeting and following the instructions below. You do not need to attend the Meeting to vote. Instead, you may simply complete, sign, and return the enclosed proxy card or vote by telephone or through a website established for that purpose.

     This Proxy Statement/Prospectus, the enclosed Notice of Special Meeting of Shareholders, and the enclosed proxy card are expected to be mailed on or about December 26, 2017 to all shareholders entitled to vote. Shareholders of record of each Target Fund as of the close of business on the Record Date are entitled to vote at the Meeting. The number of outstanding Class R and Class I shares of each Target Fund, the only outstanding classes, as of the Record Date, can be found at Exhibit A. Each share is entitled to one vote for each full share held and a proportionate fractional vote for each fractional share held. Class R and Class I shareholders of each Target Fund will vote together as one class.

     Proxies will have the authority to vote and act on behalf of shareholders at any adjournment of the Meeting. If a proxy is authorized to vote for a shareholder, the shareholder may revoke the authorization at any time before it is exercised by sending in another proxy card with a later date or by notifying the Secretary of the Target Funds in writing at the address of the Target Funds set forth on the cover page of this Proxy Statement/Prospectus before the Meeting that the shareholder has revoked its proxy. In addition, although merely attending the Meeting will not revoke your proxy, if a shareholder is present at the Meeting, the shareholder may withdraw the proxy and vote in person. However, if your shares are held through a broker-dealer or other financial intermediary you will need to obtain a "legal proxy" from them in order to vote your shares at the Meeting.

VOTING RIGHTS

     Only shareholders of record of the Target Funds on the Record Date may vote. Shareholders of record on the Record Date are entitled to be present and to vote at the Meeting. Each share or fractional share is entitled to one vote or fraction thereof. The Target Funds' shareholders will vote separately on each Proposal. Class R and Class I shareholders of each Target Fund will vote together as one class.

     Each proxy solicited by the Target Trust Board which is properly executed and returned in time to be voted at the Meeting will be voted at the Meeting in accordance with the instructions on the proxy. If no instructions are marked on the proxy card(s), the proxy will be voted FOR each Proposal. Any proxy may be revoked at any time prior to its use by written notification received by the Target Trust's Secretary, by the execution and delivery of a later-dated proxy, or by attending the Meeting and voting in person. Any letter of revocation or later-dated proxy must be received by the Target Fund prior to the Meeting and must indicate your name and account number to be effective. Proxies voted by telephone or Internet may be revoked at any time before they are voted at the Meeting in the same manner that proxies voted by mail may be revoked.

     Abstentions and broker non-votes will be counted as present for purposes of determining whether a quorum is present. The effect of an abstention or broker non-vote will be the same as votes against a Proposal because an absolute percentage of affirmative votes is required, regardless of the number of votes cast, and neither an abstention nor a broker non-vote is an affirmative vote. "Broker non-votes" occur where: (i) shares are held by brokers or nominees, typically in "street name"; (ii) instructions have not been received from the beneficial owners or persons entitled to vote the shares; and (iii) the broker or nominee does not have discretionary voting power on a particular matter.

QUORUM; ADJOURNMENT

     A quorum for each Target Fund is one-third of outstanding shares on the Record Date and entitled to vote in person or by proxy at the Meeting with respect to the Target Fund. If a quorum is not present at the Meeting with respect to a Target Fund, or if a quorum is present at the Meeting but sufficient votes to approve a Proposal are not received, or if other matters arise requiring shareholder attention, the persons named as proxy agents may propose one or more adjournments of the Meeting to permit further solicitation of proxies. Any such adjournment will require the affirmative vote of a majority of the shares of the applicable Target Fund present at the Special Meeting or represented by proxy. When voting on a proposed adjournment, the persons named as proxy agents will vote FOR the proposed adjournment all shares that they are entitled to vote with respect to the Proposal, unless directed to vote AGAINST the proposed adjournment. Any adjourned session or sessions may be held, within a reasonable time after the date set for the original meeting, without the necessity of further notice.

VOTE REQUIRED

     Shareholders will vote separately on each Proposal. Shareholder approval of each Proposal will require the affirmative vote of a "majority of the outstanding voting securities" of the applicable Target Fund as defined in the 1940 Act. This means the lesser of (1) 67% or more of the shares of the applicable Target Fund present at the Meeting or represented by proxy if more than 50% of the outstanding shares of the Target Fund are present in person or represented by proxy, or (2) more than 50% of the outstanding shares of the Target Fund.

     If the shareholders of a Target Fund approve the Agreement and Plan of Reorganization, its effectiveness is conditioned upon the Closing, which in turn is conditioned on the satisfaction or waiver of certain conditions set forth in the Agreement and Plan of Reorganization. Please refer to the section of this Proxy Statement/Prospectus entitled "THE PROPOSED REORGANIZATION --
Summary of Agreement and Plan of Reorganization" for a summary of certain such conditions.

     To help assure the presence of a quorum at the Meeting, please promptly execute and return the enclosed proxy. A self-addressed, postage-paid envelope is enclosed for your convenience. Alternatively, you may vote by telephone or through the Internet at the number or website address printed on the enclosed proxy card(s).

SHARE OWNERSHIP BY LARGE SHAREHOLDERS, MANAGEMENT AND TRUSTEES

     A list of the name, address, and percent ownership of each person who, as of November 30, 2017, to the knowledge of each Target Fund, owned 5% or more of the outstanding Class R or Class I shares of the Target Fund can be found at Exhibit B to this Proxy Statement/Prospectus.

     Information regarding the ownership of shares of each Target Fund by the Trustees and executive officers of the Target Trust also can be found at Exhibit B.

                                 OTHER MATTERS

CAPITALIZATION

          The following table shows the capitalization of each Target Fund as of August 31, 2017 and of the corresponding Acquiring Fund on a PRO FORMA combined basis (unaudited) as of August 31, 2017 giving effect to the proposed Reorganization. The following is an example of the number of shares of each Acquiring Fund that would be exchanged for the shares of the corresponding Target Fund if the Reorganization was consummated on August 31, 2017, and does not reflect the number of shares or value of shares that would actually be received if the Reorganization occurred on the Closing Date. Each Acquiring Fund is a shell fund that will commence operations on the Closing Date. As a result of the Reorganization, shareholders of each Target Fund's Class I and Class R shares will receive Institutional Class shares of the corresponding Acquiring Fund, and the Acquiring Fund will assume the performance and accounting history of the Target Fund prior to the date of the Reorganization.

          The capitalizations of the Target Funds, the Acquiring Funds, and their share classes are likely to be different on the Closing Date as a result of daily share purchase, redemption, and market activity.

-------------------------------------------------------------------------------------------------------
                                GENEVA ADVISORS       AT ALL CAP         PRO FORMA        AT ALL CAP
                                ALL CAP GROWTH       GROWTH FUND        ADJUSTMENTS      GROWTH FUND
                                     FUND                                                (PRO FORMA)
-------------------------------------------------------------------------------------------------------
Class R Shares(1) Net               $3,537,239                $0       $(3,537,239)              $0
Assets
-------------------------------------------------------------------------------------------------------
Class R Shares(1)                      130,045                 0          (130,045)               0
Outstanding
-------------------------------------------------------------------------------------------------------
Class R Shares(1) Net                   $27.20                $0           $(27.20)              $0
Asset Value Per Share
-------------------------------------------------------------------------------------------------------
Class I Shares(1) Net             $139,449,969                $0        $3,537,239     $142,987,208
Assets
-------------------------------------------------------------------------------------------------------
Class I Shares(1)                    4,931,488                 0           125,079        5,056,567
Outstanding
-------------------------------------------------------------------------------------------------------

-------------------------------------------------------------------------------------------------------
                                GENEVA ADVISORS       AT ALL CAP         PRO FORMA        AT ALL CAP
                                ALL CAP GROWTH       GROWTH FUND        ADJUSTMENTS      GROWTH FUND
                                     FUND                                                (PRO FORMA)
-------------------------------------------------------------------------------------------------------
Class I Shares(1) Net Asset             $28.28                $0           $28.28           $28.28
Value Per Share
-------------------------------------------------------------------------------------------------------

(1) Class R and Class I shares of each Target Fund will be exchanged for Institutional Class shares of the corresponding Acquiring Fund.

-------------------------------------------------------------------------------------------------------
                                 GENEVA ADVISORS      AT EQUITY          PRO FORMA        AT EQUITY
                                  EQUITY INCOME      INCOME FUND        ADJUSTMENTS      INCOME FUND
                                       FUND                                              (PRO FORMA)
-------------------------------------------------------------------------------------------------------
Class R Shares(1) Net              $1,232,167                $0       $(1,232,167)               $0
Assets
-------------------------------------------------------------------------------------------------------
Class R Shares(1)                      33,876                 0           (33,876)                0
Outstanding
-------------------------------------------------------------------------------------------------------
Class R Shares(1) Net                  $36.37                $0           $(36.37)               $0
Asset Value Per Share
-------------------------------------------------------------------------------------------------------
Class I Shares(1) Net            $107,339,948                $0        $1,232,167      $108,572,115
Assets
-------------------------------------------------------------------------------------------------------
Class I Shares(1)                   2,937,104                 0            33,712         2,970,816
Outstanding
--------------------------------------------------------------------------------------------------------
Class I Shares(1) Net Asset            $36.55                $0            $36.55            $36.55
Value Per Share
-------------------------------------------------------------------------------------------------------

(1) Class R and Class I shares of each Target Fund will be exchanged for Institutional Class shares of the corresponding Acquiring Fund.

DISSENTERS' RIGHTS

     If the Reorganizations are approved at the Meeting, Target Fund shareholders will not have the right to dissent and obtain payment of the fair value of their shares because the exercise of dissenters' rights is subject to the forward pricing requirements of Rule 22c-1 under the 1940 Act, which supersedes state law. Shareholders of a Target Fund, however, have the right to redeem their shares at net asset value subject to applicable deferred sales charges and/or redemption fees (if any) until the Closing Date of the Reorganizations. After the Reorganizations are consummated on the Closing Date, Target Fund shareholders will hold shares of the corresponding Acquiring Fund, which may also be redeemed at net asset value subject to applicable deferred sales charges and/or redemption fees (if any).

SHAREHOLDER PROPOSALS

     The Funds do not generally hold annual meetings of shareholders. A Target Fund shareholder desiring to submit a proposal intended to be presented at any meeting of shareholders hereafter called should send the proposal to the Secretary of the Target Trust at the Target Trust's principal offices within a reasonable time before the solicitation of proxies for such meeting occurs. If the proposed Reorganizations are approved and completed for the Target Funds, shareholders of a Target Fund will become shareholders of the corresponding Acquiring Fund and, thereafter, will be subject to the notice requirements of the Acquiring Fund. The mere submission of a proposal by a shareholder does not guarantee that such proposal will be included in a proxy statement because compliance with certain rules under the federal securities laws is required before inclusion of the proposal is required. Also, the submission does not mean that the proposal will be presented at a future meeting. For a shareholder proposal to be considered at a future shareholder meeting, it must be a proper matter for consideration under applicable law.

                      WHERE TO FIND ADDITIONAL INFORMATION

     This Proxy Statement/Prospectus and the related SAI do not contain all the information set forth in the registration statements, the exhibits relating thereto, and the annual and semi-annual reports filed by the Target Fund as such documents have been filed with the SEC pursuant to the requirements of the Securities Act of 1933, as amended, and the 1940 Act, to which reference is hereby made. The SEC file number of the registrant of each Fund's registration statement, which contains the Fund's prospectus and related SAI, is 811-10401 for the Target Trust and 811-06400 for the Acquiring Trust.

     Each Fund is subject to the informational requirements of the Securities Exchange Act of 1934, as amended, and the 1940 Act and in accordance therewith, each Fund files or will file reports and other information with the SEC. Reports, proxy material, registration statements, and other information filed (including the Registration Statement relating to the Funds on Form N-14 of which this Proxy Statement/Prospectus is a part) may be inspected without charge and copied at the public reference facilities maintained by the SEC at Room 1580, 100 F Street, N.E., Washington, D.C. 20549-1520. Copies of such material may also be obtained from the Public Reference Section of the SEC at 450 Fifth Street, N.W., Washington, D.C. 20549-1520, at the prescribed rates. The SEC maintains a website at www.sec.gov that contains information regarding the Funds and other registrants that file electronically with the SEC.

                                 LEGAL MATTERS

     Certain legal matters concerning the federal income tax consequences of the Reorganizations and the issuance of the Acquiring Funds' shares will be passed on by the law firm of Morgan, Lewis & Bockius LLP.

                                    EXPERTS

     The audited financial statements for the Target Funds, appearing in the Target Funds' 2017 Annual Report, have been audited by Cohen & Company, Ltd., an independent registered public accounting firm, as set forth in their report therein and incorporated by reference into the Statement of Additional Information relating to this Proxy Statement/Prospectus. Such financial statements and financial highlights are incorporated herein by reference in reliance upon such report given on the authority of such firm as experts in accounting and auditing.

                                                                       EXHIBIT A

OUTSTANDING SHARES OF THE TARGET FUNDS

     As of the Record Date, there was the following number of Class R and Class I shares outstanding of each Target Fund:

                                         TARGET FUND         NUMBER OF SHARES
TARGET FUND                              SHARE CLASS           OUTSTANDING
--------------------------------------------------------------------------------
Geneva Advisors All Cap Growth Fund        Class R               121,339,1560


Geneva Advisors All Cap Growth Fund        Class I             4,847,482,7050


Geneva Advisors Equity Income Fund         Class R                33,805,7760


Geneva Advisors Equity Income Fund         Class I             2,889,869,4020

                                                                       EXHIBIT B

                         OWNERSHIP OF THE TARGET FUNDS

SIGNIFICANT HOLDERS

     Listed below are the name, address, and percent ownership of each person who, as of the November 30, 2017, to the best knowledge of the Target Trust owned 5% or more of the outstanding shares of each class of the Target Funds. A shareholder who owns beneficially 25% or more of the outstanding securities of a Target Fund is presumed to "control" the Target Fund as defined in the 1940 Act. Such control may affect the voting rights of other shareholders.

--------------------------------------------------------------------------------
ALL CAP GROWTH FUND --CLASS R SHARES
--------------------------------------------------------------------------------
                                             NUMBER OF           PERCENT
NAME AND ADDRESS                              SHARES            OWNERSHIP
                                              OWNED             OF RECORD*
--------------------------------------------------------------------------------
Charles Schwab & Co., Inc.
101 Montgomery Street                        67,587.822          55.64%
San Francisco, CA 94104-4151
--------------------------------------------------------------------------------
National Financial Services, LLC
200 Liberty Street                           31,115.551          25.62%
One World Financial Center
--------------------------------------------------------------------------------
New York, NY 10281-1003
TD Ameritrade Incorporated                    9,073.935           7.47%
200 South 108(th) Avenue
Omaha, NE 68154-2631
--------------------------------------------------------------------------------
C. Weyker & D. Valentin JTWROS
c/o Geneva Advisors, LLC                      6,255.091           5.15%
181 West Madison, Suite 3575
Chicago, IL 60602
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
ALL CAP GROWTH FUND --CLASS I SHARES
--------------------------------------------------------------------------------
                                             NUMBER OF           PERCENT
NAME AND ADDRESS                              SHARES            OWNERSHIP
                                              OWNED             OF RECORD*
--------------------------------------------------------------------------------
Charles Schwab & Co., Inc.
101 Montgomery Street                     3,824,114.937          78.74%
San Francisco, CA 94104-4151
--------------------------------------------------------------------------------
National Financial Services, LLC
200 Liberty Street                          602,413.816          12.40%
One World Financial Center
New York, NY 10281-1003
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
EQUITY INCOME FUND --CLASS R SHARES
--------------------------------------------------------------------------------
                                             NUMBER OF           PERCENT
NAME AND ADDRESS                              SHARES            OWNERSHIP
                                              OWNED             OF RECORD*
--------------------------------------------------------------------------------
Charles Schwab & Co., Inc.
101 Montgomery Street                       17,724.908           52.43%
San Francisco, CA 94104-4151
--------------------------------------------------------------------------------
National Financial Services, LLC
200 Liberty Street
One World Financial Center                   8,919.792           26.39%
New York, NY 10281-1003
--------------------------------------------------------------------------------
C. Wayker & D. Valentin JTWROS
c/o Geneva Advisors, LLC
181 West Madison, Suite 3575                 4,691.460           13.88%
Chicago, IL 60602
--------------------------------------------------------------------------------
Merrill Lynch Pierce Fenner & Smith
For the Sole Benefit of its Customers        1,831.708            5.42%
4800 Deer Lake Drive East
Jacksonville, FL, 32246-6484
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
EQUITY INCOME FUND --CLASS I SHARES
--------------------------------------------------------------------------------
                                             NUMBER OF           PERCENT
NAME AND ADDRESS                              SHARES            OWNERSHIP
                                              OWNED             OF RECORD*
--------------------------------------------------------------------------------
Charles Schwab & Co., Inc.
101 Montgomery Street                    2,296,059.796           79.67%
San Francisco, CA 94104-4151
--------------------------------------------------------------------------------
National Financial Services, LLC
200 Liberty Street
One World Financial Center                 307,579.552           10.67%
New York, NY 10281-1003
--------------------------------------------------------------------------------

----------
* The Target Trust has no knowledge of whether all or any portion of the shares owned of record are also owned beneficially.

     In addition, certain clients of ATIA have delegated proxy voting responsibility with respect to their Target Fund shares to ATIA pursuant to their discretionary investment management agreements with ATIA. Accordingly, ATIA has the authority to vote on behalf of these clients the Target Fund shares held by these clients. ATIA will vote any shares of the Target Funds over which it has voting authority consistent with its proxy voting policies and procedures. ATIA has notified each client that is also a shareholder separately in writing about the Reorganizations and ATIA's intent to vote each client/shareholder's Target Fund shares in accordance with its proxy voting policies and procedures if a client/shareholder does not so vote. ATIA will vote each client/shareholder's shares either for or against a Proposal in accordance with the recommendation of Institutional Shareholder Services, a third party proxy voting agent.

As of the Rcord Date, ATIA believes that it possesses the power to vote approximately 89% of the Geneva Advisors All Cap Growth Fund's outstanding voting securities and approximately 94% of the Geneva Advisors Equity Income Fund's outstanding voting securities.

SECURITY OWNERSHIP OF MANAGEMENT AND TRUSTEES

     To the best of the knowledge of each Target Fund, the ownership of shares of the Target Fund by executive officers and Trustees of the Target Fund as a group constituted less than 1% of each outstanding class of shares of the Target Fund as of the Record Date.

                                                                       EXHIBIT C

COMPARISON OF BUSINESS STRUCTURES, SHAREHOLDER RIGHTS AND APPLICABLE LAW

Each Target Fund is a series of the Target Trust, a Delaware statutory trust. If the Reorganization is approved, each Target Fund will reorganize into the Acquiring Trust, a Massachusetts business trust. The following is a discussion of certain provisions of the governing instruments and governing laws of the Target Funds and the Acquiring Funds, but is not a complete description thereof. Further information about each Fund's governance structure is contained in each Fund's governing documents.

SHARES. The Trustees of the Target Funds and the Acquiring Fund each have the power to issue shares without shareholder approval. The governing documents of the Target Fund and the Acquiring Funds indicate that the amount of shares that each Target Fund and Acquiring Fund may issue is unlimited. Shares of the Target Funds and the Acquiring Funds have no preemptive rights.

ORGANIZATION. Each Target Fund is a series of the Target Trust, a Delaware statutory trust pursuant to the Delaware Statutory Trust Act. The Target Trust is governed by its Amended and Restated Declaration of Trust (the "Declaration") and its Amended and Restated Bylaws, each as may be amended, and its business and affairs are managed under the supervision of the Target Trust Board. Each Acquiring Fund is a series of the Acquiring Trust, a Massachusetts business trust formed under the laws of the Commonwealth of Massachusetts. The Acquiring Trust is governed by its Amended and Restated Agreement and Declaration of Trust (also, a "Declaration" and, together with the Declaration of the Target Trust, the "Declarations") and its Amended and Restated Bylaws, and its business and affairs are managed under the supervision of the Acquiring Trust Board.

COMPOSITION OF THE BOARD OF TRUSTEES. The Target Trust Board shall be composed of between no less than one nor more than twelve Trustees, each of whom shall hold office until he or she sooner dies, resigns, retires, is removed, or becomes physically or mentally incapacitated by reason of illness or otherwise, or is otherwise unable to serve. Any Trustee of the Target Trust Board may be removed by a written instrument signed by at least two-thirds of the number of Trustees prior to such removal. Any Trustee may be removed by a vote of two-thirds of the outstanding shares of the Target Trust.

The Acquiring Trust Board shall be composed of between no less than three nor more than fifteen Trustees, each of whom shall hold office during the lifetime of the Acquiring Trust or until the election and qualification of his or her successor, or until he or she sooner dies, resigns or is removed. By vote of the shareholders holding a majority of the shares entitled to vote, the shareholders of the Acquiring Trust may remove a Trustee with or without cause. By vote of a majority of the Trustees then in office, the Trustees may remove a Trustee.

SHAREHOLDER MEETINGS AND RIGHTS OF SHAREHOLDERS TO CALL A MEETING. Neither of the Target Funds nor the Acquiring Funds is required to hold annual meetings of shareholders.

The Declaration of the Target Trust provides that shareholder meetings may be called by the Target Trust Board and shall be called by the Target Trust Board upon the written request of Shareholders owning at least 10% of the outstanding shares of the Target Trust entitled to vote. The Trustees shall not be required to call a special meeting of the shareholders of any Target Fund or to provide shareholders seeking the opportunity of furnishing the materials to other shareholders with a view to obtaining signatures on a request for a meeting except to the extent required under the 1940 Act.

The Bylaws of the Acquiring Trust provide that special meetings of shareholders may be called by the Trustees, by the president or, if the Trustees and the president shall fail to call any meeting of shareholders for a period of 30 days after written application of one or more shareholders who hold at least 25% of all shares issued and outstanding and entitled to vote at the meeting, then such shareholders may call such meeting.

SUBMISSION OF SHAREHOLDER PROPOSALS. The Target Funds and the Acquiring Funds do not have provisions in their governing instruments that require shareholders to provide advance notice to a Target Fund or Acquiring Fund, as applicable, in order to present a proposal at a shareholder meeting. Nonetheless, the federal securities laws, which apply to the Acquiring Funds and the Target Funds, require that certain conditions be met to present any proposal at a shareholder meeting. The matters to be considered and brought before an annual or special meeting of shareholders of the Target Funds and the Acquiring Funds are limited to only those matters, including the nomination and election of Trustees, that are properly brought before the meeting. These requirements are intended to provide the Board the opportunity to better evaluate the proposal and provide additional information to shareholders for their consideration in connection with the proposal. Failure to satisfy the requirements of these advance notice provisions means that a shareholder may not be able to present a proposal at the annual or special shareholder meeting.

NUMBER OF VOTES; AGGREGATE VOTING. The governing instruments of the Target Funds provide that each shareholder is entitled to one vote for each whole share held, and a fractional vote for each fractional share held, each dollar of net asset value shall be entitled to one vote on any matter on which such shares are entitled to vote and each fractional dollar amount shall be entitled to a proportionate fractional vote. The governing instruments of the Acquiring Fund provide that each shareholder is entitled to one vote for each whole share held, and a fractional vote for each fractional share held. Shareholders of the Target Fund and the Acquiring Fund are not entitled to cumulative voting in the election of Trustees. The governing instruments of the Target Funds provide that all shares shall be voted separately by individual series, except: (i) when required by the 1940 Act, shares shall be voted in the aggregate and not by individual series or class; and (ii) when the Trustees have determined that the matter affects the interests of more than one series, then the shareholders of all such series shall be entitled to vote thereon. The Trustees may also determine that a matter affects only the interests of one or more classes within a series, in which case any such matter shall only be voted on by such class or classes. The governing instruments of the Acquiring Funds provide that all shares shall be voted by individual series or class, except (1) when required by the 1940 Act, shares shall be voted in the aggregate and not by individual series or class, and (2) when the Trustees have determined that the matter affects only the interests of one or more series or class, then only shareholders of such series or class shall be entitled to vote.

DERIVATIVE ACTIONS. Shareholders of the Target Funds are not permitted to bring an action on behalf of the Target Trust unless (i) the shareholder or shareholders make a pre-suit demand upon the Trustees to bring the subject action (unless an effort to cause the Trustees to bring such an action is not likely to succeed); (ii) unless a demand is not required under the Declaration, shareholders holding at least 10% of the outstanding shares of the Target Trust, or 10% of the outstanding shares of the series or class to which such action relates join in the request for Trustees to commence such action; and
(iii) unless a demand is not required under the Declaration, the Trustees are afforded a reasonable amount of time to consider such shareholder request and to investigate the basis of such claim.

Shareholders of the Acquiring Funds have the power to vote as to whether or not a court action, proceeding or claim should or should not be brought or maintained derivatively or as a class action on behalf of an Acquiring Fund or its shareholders. Such shareholders have the power to vote to the same extent as the stockholders of a Massachusetts corporation.

RIGHT TO VOTE. The 1940 Act provides that shareholders of the Target Funds and the Acquiring Funds have the power to vote with respect to certain matters: specifically, for the election of Trustees, the selection of auditors (under certain circumstances), approval of investment advisory agreements and plans of distribution, and amendments to policies, objectives or restrictions deemed to be fundamental. Shareholders of the Target Funds and the Acquiring Funds also have the right to vote on certain matters affecting a Target Fund and an Acquiring Fund or a particular share class thereof under their respective governing instruments and applicable state law.

Target Fund shareholders have the right to vote on (1) the election or removal of Trustees, as provided in the Declaration of the Target Trust; (2) with respect to any investment advisory contract to the extent provided in the Declaration of the Target Trust; (3) with respect to any amendment of the Declaration of the Target Trust to the extent as provided in the Declaration of the Target Trust; and (4) with respect to such additional matters relating to the Target Trust as may be required by law, by the Declaration of the Target Trust, or any registration of the Target Trust with the SEC or any state, or as the Trustees may consider desirable.

Acquiring Fund shareholders have the right to vote only (1) for the election or removal of Trustees; (2) with respect to any investment adviser as provided in the Declaration of the Acquiring Trust; (3) with respect to any termination of the Acquiring Trust or the Acquiring Fund to the extent and as provided in the Declaration of the Acquiring Trust; (4) with respect to any amendment of the Declaration of the Acquiring Trust to the extent as provided in the Declaration of the Acquiring Trust; (5) to the same extent as stockholders of a Massachusetts business corporation as to whether or not a court action, proceeding or claim should or should not be brought or maintained derivatively or as a class action on behalf of the Acquiring Trust or the shareholders; and
(6) with respect to such additional matters relating to the Acquiring Trust as may be required by law, by the Declaration of the Acquiring Trust, by the Bylaws or by any registration of the Acquiring Trust with the SEC or any state, or as the Acquiring Trustees may consider necessary or desirable.

QUORUM AND VOTING. If an approval is required by the 1940 Act, then, except for the election of trustees, the vote required by the 1940 Act is the lesser of
(a) 67% or more of the shares present at the meeting, if the holders of more than 50% of the outstanding shares entitled to vote are present or represented by proxy; or (b) more than 50% of the outstanding shares entitled to vote.

Except as otherwise provided by the 1940 Act or other applicable law, for the Target Trust, one-third of shares outstanding and entitled to vote in person or by proxy shall be a quorum as to such matter; PROVIDED, HOWEVER, that any lesser number shall be sufficient for matters upon which the shareholders vote at adjournments, and, if a quorum is present, any matter upon which the shareholders vote shall be approved by the affirmative vote of a majority of the votes cast on such matter, except that Trustees shall be elected by the affirmative vote of a plurality of the votes cast at such a meeting.

Except as otherwise provided by the 1940 Act, for the Acquiring Trust, a majority of the shares entitled to vote shall be a quorum for the transaction of business at a shareholders' meeting, except that where any provision of law or of the Declaration of the Acquiring Trust permits or requires that holders of any series or class shall vote as a series or class, then a majority of the aggregate number of shares of that series or class entitled to vote shall be necessary to constitute a quorum for the transaction of business by that series or class, and, if a quorum is present at any meeting, a majority of the shares voted decide any questions, except a plurality vote is necessary for the election of Trustees, provided that where any provision of law or of the Declaration of the Acquiring Trust permits or requires that the holders of any series or class shall vote as a series or class, then a majority of the shares of that series or class voted on the matter shall decide that matter insofar as that series or class is concerned.

AMENDMENT OF GOVERNING INSTRUMENTS. Except as described below, the Trustees of the Target Funds and the Acquiring Funds have the right to amend, from time to time, the governing instruments.

For the Target Funds, the Bylaws may be amended or repealed by the Trustees to the extent that they do not reserve that right to shareholders.

For the Acquiring Funds, the Bylaws may be amended or repealed, in whole or in part, by a majority of the Trustees then in office at any meeting of the Trustees, or by one or more writings signed by such majority.

For the Target Funds, the Declaration of the Target Trust may be amended by the Trustees, without shareholder vote, by making an amendment, a Declaration supplemental or an amended and restated Declaration. Shareholders shall have the right to vote (a) on any amendment as may be required by law or by the Target Trust's registration statement filed with the SEC and (b) on any amendment submitted to them by the Trustees. Any amendment required or permitted to be submitted to shareholders which, as the Trustees determine, shall affect the shareholders of one or more Series shall be authorized by vote of the shareholders of each series affected and no vote of shareholders of a series not affected shall be required.

For the Acquiring Funds, the Declaration of the Acquiring Trust may be amended at any time by an instrument in writing signed by a majority of the then Trustees when authorized to do so by a vote of shareholders holding a majority of the shares entitled to vote, except that an amendment which shall affect the holders of one or more series or classes of shares but not the holders of all outstanding series as classes shall be authorized by vote of the shareholders holding a majority of the shares entitled to vote of each series or classes affected and no vote of shareholders of a series or of classes not affected shall be required. Amendments having the purpose of changing the name of the Acquiring Trust or of supplying any omission, curing any ambiguity or curing, correcting or supplementing any defective or inconsistent provision contained in the Declaration of the Acquiring Trust shall not require authorization by shareholder vote.

MERGERS, REORGANIZATIONS AND CONVERSIONS. For the Target Fund, subject to the right of shareholders, if any, to vote pursuant to the Declaration, the Trustees may cause the Target Trust, or the Target Fund, (1) to consolidate with one or more other trusts, partnerships, associations or corporations organized under the laws of the State of Delaware or any other state of the United States, to form a new consolidated trust, partnership, association or corporation under the laws under which any one of the constituent entities is organized, or (2) to merge into one or more other trusts, partnerships, associations or corporations organized under the laws of the State of Delaware or any other state of the United States, or to have one or more such trusts, partnerships, associations or corporations merged into it, any such consolidation or merger to be upon such terms and conditions as are specified in an agreement and plan of reorganization entered into by the Target Trust, or the Target Fund as the case may be, in connection therewith.

The governing instruments of the Acquiring Fund provide that the Acquiring Fund may (1) consolidate or merge with one or more other trusts, partnerships, associations or corporations, including any series or class thereof, organized under the laws of the Commonwealth of Massachusetts or any other state of the United States; or (2) transfer a substantial portion of its assets to one or more other trusts, partnerships, associations or corporations, including any series or class thereof, organized under the laws of the Commonwealth of Massachusetts or any other state of the United States, any such consolidation, merger or transfer to be upon such terms and conditions as are specified in an agreement and plan of reorganization authorized and approved by the Trustees and entered into by the relevant series in connection therewith. Any such consolidation, merger or transfer may be authorized by vote of a majority of the Trustees then in office without the approval of shareholders of any series.

TERMINATION OF A FUND. A Target Fund may be terminated by the Trustees, subject to any necessary shareholder approvals.

With respect to an Acquiring Fund, the affirmative vote of the shareholders holding at least a majority of the shares entitled to vote or by the Trustees by written notice to the shareholders, is required for termination of the Acquiring Fund.

LIABILITY OF SHAREHOLDERS. The governing instruments for the Target Funds and the Acquiring Funds generally provide that shareholders will not be subject to personal liability for the obligations of a Fund or a Trust. The governing instruments for the Target Funds also contain an express disclaimer of shareholder liability for acts of the Target Trust and provide for shareholder indemnification if any shareholder is personally held liable for the obligations of the Target Trust. The governing instruments for the Acquiring Funds also contain an express disclaimer of personal liability for shareholders. Under Massachusetts law, shareholders of a business trust could, under certain circumstances, be held personally liable as partners for the obligations of the trust. However, the possibility of the shareholders incurring financial loss appears remote as the Acquiring Funds' Declaration contains an express disclaimer of shareholder liability for obligations of the Acquiring Funds and requires that notice of such disclaimer be given in each agreement, obligation or instrument entered into or executed by or on behalf of the Acquiring Funds or the Trustees. Moreover, the Acquiring Funds' Declaration provides for indemnification out of the Acquiring Fund property for any shareholder held personally liable for the obligations of an Acquiring Fund.

LIABILITY OF TRUSTEES AND OFFICERS. Consistent with the 1940 Act, the governing instruments for the Acquiring Funds and the Target Funds provide that no Trustee or officer shall be subject to any personal liability in connection with the assets or affairs of a Fund, except for liability arising from his or her own willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of the office ("Disqualifying Conduct").

INDEMNIFICATION. The Declaration of the Target Funds provides that every person who is, or has been, a Trustee or officer of the Target Trust ("Covered Persons"), shall be indemnified by the Target Trust to the fullest extent permitted by law against liability and against all expenses reasonably incurred or paid by him or her in connection with any claim, action, suit or proceeding in which he or she becomes involved as a party or otherwise by virtue of his or her being or having been such a Trustee or officer and against amounts paid or incurred by him or her in settlement thereof. No indemnification shall be provided to a Covered Person: (a) who shall have been adjudicated by the court or other body before which the proceeding was brought to be liable to the Trust or its Shareholders by reason of Disqualifying Conduct or not to have acted in good faith in the reasonable belief that his action was in the best interest of the Target Trust; or (b) in the event of a settlement, unless there has been a determination that such Covered Person did not engage in Disqualifying Conduct,
(i) by the court or other body approving the settlement; (ii) by at least a majority of those Trustees who are neither interested persons of the Target Trust nor are parties to the matter based upon a review of readily available facts (as opposed to a full trial-type inquiry); or (iii) by written opinion of independent legal counsel based upon a review of readily available facts (as opposed to a full trial-type inquiry).

The Declaration of the Acquiring Trust generally provides that every person who is, or has been, a Trustee or officer of the Acquiring Trust shall be indemnified by the Acquiring Trust to the fullest extent permitted by law for any claim, action, suit or proceeding in which he or she becomes involved as a party or otherwise by virtue of his being or having been a Trustee or officer and against amounts paid or incurred by him or her in settlement thereof. No indemnification shall be provided to a Trustee or officer: (a) against any liability to the Acquiring Trust or its shareholders by reason of a final adjudication by the court or other body before which the proceeding was brought that he or she engaged in Disqualifying

Conduct; (b) with respect to any matter as to which he or she shall have been finally adjudicated not to have acted in good faith in the reasonable belief that his or her action was in the best interests of the Acquiring Trust; or (c) in the event of a settlement or other disposition not involving a final adjudication (as provided in (a) or (b) above) and resulting in a payment by a Trustee or officer, unless there has been either a determination that such Trustee or officer did not engage in Disqualifying Conduct by the court or other body approving the settlement or other disposition or a reasonable determination, based on a review of readily available facts (as opposed to full trial-type inquiry), that he or she did not engage in such conduct (i) by a vote of a majority of the Trustees who are not "interested persons" of the Acquiring Trust as that term is defined in the 1940 Act, acting on the matter (provided that a majority of such Trustees then in office act on the matter), or (ii) by written opinion of independent legal counsel.

                                                                       EXHIBIT D

                  FORM OF AGREEMENT AND PLAN OF REORGANIZATION
                      AGREEMENT AND PLAN OF REORGANIZATION

THIS AGREEMENT AND PLAN OF REORGANIZATION ("AGREEMENT") is adopted as of this [____] day of [____], 20[___] by and among (i) The Advisors' Inner Circle Fund, a Massachusetts voluntary association (commonly known as a "business trust") ("ACQUIRING ENTITY"), severally and not jointly on behalf of two of its series, AT All Cap Growth Fund and AT Equity Income Fund (each, an "ACQUIRING FUND");
(ii) Trust for Professional Managers, a Delaware statutory trust (the "TARGET ENTITY"), severally and not jointly on behalf of two of its series, Geneva Advisors All Cap Growth Fund and Geneva Advisors Equity Income Fund (each, a "TARGET FUND"); and (iii) solely for the purposes of Sections 4.3, 5.1(f) and
9.2 of this Agreement, AT Investment Advisers, Inc. ("ATIA"). Other than the Target Funds and the Acquiring Funds, no other series of either the Target Entity or the Acquiring Entity are parties to this Agreement.

     WHEREAS, the following chart shows (i) each Target Fund and its classes of shares and (ii) each corresponding Acquiring Fund and its corresponding classes of shares:

--------------------------------------------------------------------------------
TARGET FUND AND ITS CLASSES OF SHARES     CORRESPONDING ACQUIRING FUND AND ITS
                                          CORRESPONDING CLASSES OF SHARES
--------------------------------------------------------------------------------
Geneva Advisors All Cap Growth Fund       AT All Cap Growth Fund
     Class R Shares                            Institutional Class Shares
     Class I Shares                            Institutional Class Shares
--------------------------------------------------------------------------------
Geneva Advisors Equity Income Fund        AT Equity Income Fund
     Class R Shares                            Institutional Class Shares
     Class I Shares                            Institutional Class Shares
--------------------------------------------------------------------------------

     WHEREAS, the parties hereto intend for each Acquiring Fund and its corresponding Target Fund to enter into a transaction (each, a "REORGANIZATION") pursuant to which: (i) the Acquiring Fund will acquire all of the Assets (as defined in Section 1.1(b)) and assume all of the Liabilities (as defined in
Section 1.1(c)) of the Target Fund in exchange for the class of shares of the Acquiring Fund designated "Institutional Class Shares" ("ACQUIRING FUND SHARES") of equal value to the net assets of the Target Fund determined as of the Valuation Time (as defined in Section 2.1(e)), and (ii) the Target Fund will distribute such Acquiring Fund Shares to shareholders of the Target Fund, in connection with the liquidation of the Target Fund, all upon the terms and conditions hereinafter set forth in this Agreement;

     WHEREAS, each Acquiring Fund is a "shell" series of the Acquiring Entity created for the purpose of acquiring the Assets and assuming the Liabilities of its corresponding Target Fund;

     WHEREAS, the Acquiring Entity and the Target Entity each is an open-end management investment company registered with the Securities and Exchange Commission (the "COMMISSION"); and

     WHEREAS, this Agreement is intended to be and is adopted as a plan of reorganization with respect to each Reorganization within the meaning of Section 368(a)(1) of the United States Internal Revenue Code of 1986, as amended (the "CODE").

     NOW, THEREFORE, in consideration of the premises and of the covenants and agreements hereinafter set forth, and intending to be legally bound, the parties hereto covenant and agree as follows:

1.   DESCRIPTION OF THE REORGANIZATION

     1.1 The Acquiring Entity and the Target Entity agree to take the following steps with respect to each Reorganization:

          (a) The Target Fund shall transfer all of its Assets, as defined in
     Section 1.1(b), to the Acquiring Fund, and the Acquiring Fund in exchange therefor shall assume the Liabilities, as defined in Section 1.1(c), and deliver to the Target Fund the number of full and fractional Acquiring Fund Shares determined in the manner set forth in Section 2.

          (b) The assets of the Target Fund to be transferred to the Acquiring Fund shall consist of all assets, property, and goodwill including, without limitation, all cash, securities, commodities and futures interests, claims (whether absolute or contingent, known or unknown, accrued or unaccrued and including, without limitation, any interest in pending or future legal claims in connection with past or present portfolio holdings, whether in the form of class action claims, opt-out or other direct litigation claims, or regulator or government-established investor recovery fund claims, and any and all resulting recoveries) and dividends or interest receivable that are owned by the Target Fund and any deferred or prepaid expenses shown as an asset on the books of the Target Fund on the Closing Date (collectively, "ASSETS").

          (c) The Acquiring Fund shall assume all of the liabilities of the Target Fund, whether accrued or contingent, known or unknown, existing at the Closing Date (collectively, "LIABILITIES"). For the avoidance of doubt, Liabilities shall include, but are not limited to, any contractual obligation of the Target Fund to reimburse ATIA (or its predecessor) for investment advisory fees previously waived or Target Fund expenses previously reimbursed notwithstanding the fact that the agreement between the Target Fund and ATIA giving rise to such obligation may terminate as of the Closing Date.

          (d) As soon as reasonably practicable after the Closing, the Target Fund will distribute to its shareholders of record ("TARGET FUND SHAREHOLDERS") the Acquiring Fund Shares received by the Target Fund pursuant to Section 1.1(a) on a PRO RATA basis, and the Target Fund will as promptly as practicable thereafter completely liquidate and dissolve. Such distribution and liquidation will be accomplished, with respect to the Target Fund's shares, by the transfer of the Acquiring Fund Shares then credited to the account of the

     Target Fund on the books of the Acquiring Fund to open accounts on the share records of the Acquiring Fund in the names of the Target Fund Shareholders. At the Closing, any outstanding certificates representing shares of the Target Fund will be cancelled. The Acquiring Fund shall not issue certificates representing shares in connection with such exchange, irrespective of whether Target Fund Shareholders hold their Target Fund shares in certificated form.

          (e) Ownership of Acquiring Fund Shares will be shown on its books, as such are maintained by the Acquiring Fund's transfer agent.

2.   VALUATION

     2.1  With respect to each Reorganization:

          (a) The net value of the Target Fund's Assets to be acquired by the Acquiring Fund hereunder shall be computed as of the Valuation Time (defined below) by calculating the value of the Assets, which shall reflect the declaration of any dividends, and subtracting therefrom the amount of the Liabilities using the valuation procedures established by the Acquiring Entity's Board of Trustees ("ACQUIRING FUND'S VALUATION PROCEDURES") .

          (b) The number of Acquiring Fund Shares (including fractional shares, if any, rounded to the nearest thousandth) issued by the Acquiring Fund in exchange for the Target Fund's Assets shall equal the sum of the number of Class R Shares and Class I Shares of the Target Fund outstanding as of the Valuation Time.

          (c) The net asset value per share of the Acquiring Fund Shares issued in connection with the Reorganization shall be determined to the nearest full cent as of the Valuation Time, by dividing the net value of the Target Fund's Assets (described in Section 2.1(a) hereof) by the number of Acquiring Fund Shares issued in connection with the Reorganization (described in Section 2.1(b) hereof).

          (d) All computations of value shall be made by the Acquiring Fund's administrator using the Acquiring Fund's Valuation Procedures and shall be subject to review by the Target Fund's administrator and, if requested by either the Target Entity or the Acquiring Entity, by the independent registered public accountant of the requesting party and at the cost of the requesting party.

          (e) "VALUATION TIME" shall mean immediately after the close of regular trading on the New York Stock Exchange ("NYSE") on the Valuation Date.

          (f) "VALUATION DATE" shall mean the business day next preceding the Closing Date.

3.   CLOSING AND CLOSING DATE

     3.1 Each Reorganization shall close on February 12, 2018 or such other date as the parties may agree (the "CLOSING DATE"). All acts taking place at the closing of each

Reorganization ("CLOSING") shall be deemed to take place simultaneously as of immediately prior to the opening of regular trading on the NYSE on the Closing Date unless otherwise agreed to by the parties (the "CLOSING TIME"). The Closing of each Reorganization may be held in person, by facsimile, email or such other communication means as the parties may agree.

     3.2  With respect to each Reorganization:

          (a) The Target Fund's portfolio securities, investments or other assets that are represented by a certificate or other written instrument shall be transferred and delivered by the Target Fund as of the Closing Date to the Acquiring Fund's custodian (the "ACQUIRING CUSTODIAN") for the account of the Acquiring Fund duly endorsed in proper form for transfer and in such condition as to constitute good delivery thereof. The Target Entity shall direct the Target Fund's custodian (the "TARGET CUSTODIAN") to deliver to the Acquiring Custodian as of the Closing Date by book entry, in accordance with customary practices of the Target Custodian and any securities depository (as defined in Rule 17f-4 under the Investment Company Act of 1940, as amended (the "1940 ACT")), in which the Assets are deposited, the Target Fund's portfolio securities and instruments so held. The cash to be transferred by the Target Fund shall be delivered to the Acquiring Custodian by wire transfer of federal funds or other appropriate means on the Closing Date. If the Target Fund is unable to make such delivery on the Closing Date in the manner contemplated by this Section for the reason that any of such securities or other investments purchased prior to the Closing Date have not yet been delivered to the Target Fund or its broker, then the Acquiring Fund may, in its sole discretion, waive the delivery requirements of this Section with respect to said undelivered securities or other investments if the Target Fund has, by or on the Closing Date, delivered to the Acquiring Fund or the Acquiring Custodian executed copies of an agreement of assignment and escrow and due bills executed on behalf of said broker or brokers, together with such other documents as may be required by the Acquiring Fund or the Acquiring Custodian, such as brokers' confirmation slips.

          (b) The Target Entity shall direct the Target Custodian to deliver, at the Closing or promptly thereafter, a certificate of an authorized officer stating that except as permitted by Section 3.2(a), the Assets have been delivered in proper form to the Acquiring Fund no later than the Closing Time on the Closing Date. The Target Entity shall be responsible for paying all necessary taxes in connection with the delivery of the Assets, including all applicable Federal, state and foreign stock transfer stamps, if any, and shall deliver, at the Closing or promptly thereafter, a certificate of an authorized officer of the Target Entity stating that all such taxes have been paid or provision for payment has been made.

          (c) At such time prior to the Closing Date as the parties mutually agree, the Target Fund shall provide (i) instructions and related information to the Acquiring Fund or its transfer agent with respect to the Target Fund Shareholders, including names, addresses, dividend reinvestment elections and tax withholding status of the Target Fund Shareholders as of the date agreed upon (such information to be updated as of the Closing Date, as necessary) and (ii) the information and documentation maintained by the Target Fund or its agents relating to the identification and verification of the Target Fund

     Shareholders under the USA PATRIOT ACT and other applicable anti-money laundering laws, rules and regulations and such other information as the Acquiring Fund may reasonably request.

          (d) The Target Entity shall direct the transfer agent for the Target Fund (the "TARGET TRANSFER AGENT") to deliver to the Acquiring Fund at the Closing a certificate of an authorized officer stating that its records, as provided to the Acquiring Entity, contain the names and addresses of the Target Fund Shareholders and the number of outstanding shares owned by each such shareholder immediately prior to the Closing. The Acquiring Fund shall issue and deliver to the Target Fund a confirmation evidencing the Acquiring Fund Shares to be credited on the Closing Date, or provide other evidence reasonably satisfactory to the Target Entity that such Acquiring Fund Shares have been credited to the Target Fund Shareholders' accounts on the books of the Acquiring Fund. At the Closing, each party shall deliver to the other such bills of sale, checks, assignments, certificates, if any, receipts or other documents as such other party or its counsel may reasonably request.

          (e) In the event that on the Valuation Date or the Closing Date (a) the NYSE or another primary trading market for portfolio securities of the Target Fund (each, an "EXCHANGE") shall be closed to trading or trading thereupon shall be restricted, or (b) trading or the reporting of trading on such Exchange or elsewhere shall be disrupted so that, in the judgment of the Board of Trustees of the Acquiring Entity or the Target Entity or the authorized officers of either of such entities, accurate appraisal of the value of the net assets of the Target Fund is impracticable, the Closing Date shall be postponed until the second business day after the day when trading shall have been fully resumed and reporting shall have been restored.

4.   REPRESENTATIONS AND WARRANTIES

     4.1 The Target Entity, on behalf of itself or, where applicable, each Target Fund, represents and warrants to the Acquiring Entity and each Target Fund's corresponding Acquiring Fund as follows:

          (a) The Target Fund is duly organized as a series of the Target Entity, which is a statutory trust duly formed, validly existing, and in good standing under the laws of the State of Delaware with power under its Agreement and Declaration of Trust and bylaws, as each may have been amended from time to time and are currently in effect ("GOVERNING DOCUMENTS"), to own all of its Assets, to carry on its business as it is now being conducted and to enter into this Agreement and perform its obligations hereunder;

          (b) The Target Entity is a registered investment company classified as a management company of the open-end type, and its registration with the Commission as an investment company under the 1940 Act, and the registration of the issued and outstanding shares of the Target Fund under the Securities Act of 1933, as amended ("1933 ACT"), are in full force and effect;

          (c) No consent, approval, authorization, or order of any court or governmental authority or the Financial Industry Regulatory Authority ("FINRA") is required for the consummation by the Target Fund and the Target Entity of the transactions contemplated herein, except such as have been obtained or will be obtained at or prior to the Closing Date under the 1933 Act, the Securities Exchange Act of 1934, as amended ("1934 ACT"), the 1940 Act and state securities laws;

          (d) The current prospectus and statement of additional information of the Target Fund and each prospectus and statement of additional information of the Target Fund used at all times between the commencement of operations of the Target Fund and the date of this Agreement conforms or conformed at the time of its use in all material respects to the applicable requirements of the 1933 Act and the 1940 Act and the rules and regulations of the Commission thereunder and does not or did not at the time of its use include any untrue statement of a material fact or omit to state any material fact required to be stated therein or necessary to make the statements therein, in light of the circumstances under which they were made, not materially misleading;

          (e) The Target Fund is in compliance in all material respects with the applicable investment policies and restrictions set forth in the Target Fund's prospectus and statement of additional information;

          (f) Except as otherwise disclosed to and accepted by or on behalf of the Acquiring Fund, the Target Fund will on the Closing Date have good title to the Assets and full right, power, and authority to sell, assign, transfer and deliver such Assets free of adverse claims, including any liens or other encumbrances, and upon delivery and payment for such Assets, the Acquiring Fund will acquire good title thereto, free of adverse claims and subject to no restrictions on the full transfer thereof, including, without limitation, such restrictions as might arise under the 1933 Act, provided that, if disclosed in writing to the Acquiring Fund, the Acquiring Fund will acquire Assets that are segregated as collateral for the Target Fund's derivative positions, if any, including without limitation, as collateral for swap positions and as margin for futures positions, if any, subject to such segregation and liens that apply to such Assets;

          (g) The Target Fund is not engaged currently, and the execution, delivery and performance of this Agreement will not result, in (i) a violation of the Target Entity's Governing Documents or a material violation of any material agreement, indenture, instrument, contract, lease or other undertaking to which the Target Fund or the Target Entity is a party or by which it is bound, or (ii) the acceleration of any material obligation, or the imposition of any material lien, encumbrance, penalty, or additional fee under any agreement, indenture, instrument, contract, lease, judgment or decree to which the Target Fund or the Target Entity is a party or by which it is bound;

          (h) Except as otherwise disclosed in writing to and accepted by or on behalf of the Acquiring Entity, no litigation or administrative proceeding or investigation of or before any court, tribunal, arbitrator, governmental body or FINRA is presently pending or, to the Target Entity's knowledge, threatened against the Target Entity or the Target Fund that, if adversely determined, would materially and adversely affect the Target

     Entity's or the Target Fund's financial condition, the conduct of its business or its ability to consummate the transactions contemplated by this Agreement. The Target Entity, without any special investigation or inquiry, knows of no facts that might form the basis for the institution of such proceedings or investigations, and neither the Target Entity nor the Target Fund is a party to or subject to the provisions of any order, decree or judgment of any court, tribunal, arbitrator, governmental body or FINRA that materially and adversely affects its business or its ability to consummate the transactions herein contemplated;

          (i) The financial statements of the Target Fund for the Target Fund's most recently completed fiscal year have been audited by an independent registered public accounting firm, which is identified in the Target Fund's prospectus or statement of additional information included in the Target Fund's registration statement on Form N-1A (respectively, the "PROSPECTUS" and "STATEMENT OF ADDITIONAL INFORMATION"). Such statements, as well as the unaudited, semi-annual financial statements for the semi-annual period next succeeding the Target Fund's most recently completed fiscal year, if any, were prepared in accordance with accounting principles generally accepted in the United States of America ("GAAP") consistently applied, and such statements present fairly, in all material respects, the financial condition of the Target Fund as of such date(s) in accordance with GAAP, and there are no known contingent liabilities of the Target Fund required to be reflected on a balance sheet (including the notes thereto) in accordance with GAAP as of such date(s) not disclosed therein;

          (j) Since the last day of the fiscal half-year covered by the Target Fund's most recent semi-annual report to shareholders, there has not been any material adverse change in the Target Fund's financial condition, assets, liabilities or business, other than changes occurring in the ordinary course of business;

          (k) On the Closing Date, all Returns (as defined below) of the Target Fund required by law to have been filed by such date (including any extensions) shall have been filed and are or will be true, correct and complete in all material respects, and all Taxes (as defined below) shown as due or claimed to be due by any government entity shall have been paid or provision has been made for the payment thereof. To the Target Entity's knowledge, no such Return is currently under audit by any Federal, state, local or foreign Tax authority; no assessment has been asserted with respect to such Returns; there are no levies, liens or other encumbrances on the Target Fund or its assets resulting from the non-payment of any Taxes; no waivers of the time to assess any such Taxes are outstanding nor are any written requests for such waivers pending; the Target Fund is not liable for taxes of any person other than itself (excluding in its capacity as withholding agent) and is not a party to any tax sharing or allocation agreement; and adequate provision has been made in the Target Fund's financial statements for all Taxes in respect of all periods ended on or before the date of such financial statements. As used in this Agreement, "TAX" or "TAXES" means any tax, governmental fee or other like assessment or charge of any kind whatsoever (including, but not limited to, withholding on amounts paid to or by any person), together with any interest, penalty, addition to tax or additional amount imposed by any governmental authority (domestic or foreign) responsible for the imposition of any such tax. "RETURN" means reports, returns, information returns, elections, agreements, declarations, or other documents of any nature or kind (including any attached schedules, supplements and additional or supporting material) filed or required to be filed with respect to Taxes, including any claim for refund, amended return or declaration of estimated Taxes (and including any amendments with respect thereto);

          (l) The Target Fund has elected to be a regulated investment company under Subchapter M of the Code and is a fund that is treated as a separate corporation under Section 851(g) of the Code. The Target Fund has qualified for treatment as a regulated investment company for each taxable year since inception that has ended prior to the Closing Date and will have satisfied the requirements of Part I of Subchapter M of the Code to maintain such qualification for the period beginning on the first day of its current taxable year and ending on the Closing Date. The consummation of the transaction contemplated by the Agreement will not cause the Target Fund to fail to be qualified as a regulated investment company as of the Closing Date. The Target Fund has no earnings or profits accumulated in any taxable year in which the provisions of Subchapter M of the Code did not apply to it;

          (m) Target Fund has not received written notification from any tax authority that asserts a position contrary to any of the representations in paragraphs (k) or (l) of this Section 4.1;

          (n) All issued and outstanding shares of the Target Fund are, and on the Closing Date will be, duly and validly issued and outstanding, fully paid and non-assessable by the Target Entity and, in every state where offered or sold, such offers and sales have been in compliance in all material respects with applicable registration and/or notice requirements of the 1933 Act and state and District of Columbia securities laws;

          (o) The execution, delivery and performance of this Agreement will have been duly authorized prior to the Closing Date by all necessary action, if any, on the part of the Board of Trustees of the Target Entity, on behalf of the Target Fund, and subject to the approval of the shareholders of the Target Fund and the due authorization, execution and delivery of this Agreement by the other parties hereto, this Agreement will constitute a valid and binding obligation of the Target Fund, enforceable in accordance with its terms, subject, as to enforcement, to bankruptcy, insolvency, reorganization, moratorium and other laws relating to or affecting creditors' rights and to general equity principles;

          (p) Within a timeframe mutually agreeable to the parties, the Target Fund will provide the Acquiring Fund with such information relating to the Target Fund as is reasonably necessary for the preparation of the N-14 Registration Statement (as defined in Section 5.1(b)) in connection with the meeting of shareholders of the Target Fund to approve this Agreement and such information, as of the date provided through the date of the meeting of shareholders of the Target Fund, will not contain any untrue statement of a material fact or omit to state a material fact required to be stated therein or necessary to make the statements therein, in light of the circumstances under which such statements were made, not misleading, provided, however, that the representations and warranties in this paragraph shall not apply to statements in or omissions from the N-14 Registration

     Statement made in reliance upon and in conformity with information that was furnished by the Acquiring Entity for use therein;

          (q) The books and records of the Target Fund are true and correct in all material respects and contain no material omissions with respect to information required to be maintained under the laws, rules and regulations applicable to the Target Fund;

          (r) The Target Fund is not under the jurisdiction of a court in a Title 11 or similar case within the meaning of Section 368(a)(3)(A) of the Code;

          (s) The Target Fund will not be subject to corporate-level taxation on the sale of any assets currently held by it as a result of the application of Section 337(d) of the Code and the Treasury Regulations thereunder;

          (t) The Target Fund has no unamortized or unpaid organizational fees or expenses;

          (u) Except as otherwise disclosed in writing to and accepted by or on behalf of the Acquired Fund, the Target Fund has no material contracts or other commitments (other than this Agreement) that will be terminated with liability to it prior to the Closing Date;

          (v) The Target Fund is in compliance in all material respects with applicable regulations of the Internal Revenue Service pertaining to the reporting of dividends and other distributions on and redemptions of its shares of beneficial interest, including but not limited to those related to shareholder cost basis reporting pursuant to Sections 1012, 6045, 6045A and 6045B of the Code and related Treasury regulations, and has withheld in respect of dividends and other distributions and paid to the proper taxing authorities all taxes required to be withheld, and is not liable for any penalties which could be imposed thereunder;

          (w) The Acquiring Fund Shares to be issued pursuant to the terms of this Agreement are not being acquired by the Target Fund for the purpose of making any distribution thereof, other than in accordance with the terms of this Agreement;

          (x) The Target Fund has maintained since its formation its August 31 fiscal year-end for U.S. federal income tax purposes, and has never changed its August 31 fiscal year-end for U.S. federal income tax purposes, by for example, filing IRS Form 1128 "Application to Adopt, Change, or retain a Tax Year;"

          (y) To the best knowledge of the officers of the Target Fund, (i) except as described in clause (ii) below, the Target Fund has satisfied all federal, state and local tax liabilities (including federal income and excise taxes) for taxes due and payable, and (ii) the Target Fund has satisfied its calendar year 2016 excise tax and August 31, 2017 income tax distribution requirements. The Target Fund has not filed a federal Section 6662 Disclosure Statement with respect to any return; and

          (z) The Target Fund does not currently hold any property that it received directly or indirectly from a "C corporation", as defined in Treas. Reg. [section] 1.337(d) -7(a)(2)(i), in a "conversion transaction" as defined in [section] 1.337(d) -7(a)(2)(ii) of the Treasury Regulations.

     4.2 The Acquiring Entity, on behalf of each Acquiring Fund, represents and warrants to the Target Entity and to each Acquiring Fund's corresponding Target Fund as follows:

          (a) The Acquiring Fund is duly organized as a series of the Acquiring Entity, which is a business trust duly formed and validly existing, and in good standing under the laws of the Commonwealth of Massachusetts, with power under its Governing Documents, to own all of its properties and assets and to carry on its business as it is now being, and as it is contemplated to be, conducted, and to enter into this Agreement and perform its obligations hereunder. As used in this Agreement, the term "good standing under the laws of the Commonwealth of Massachusetts" means (i) having filed a copy of the Acquiring Entity's declaration of trust pursuant to Chapter 182 of the General Laws of the Commonwealth of Massachusetts ("CHAPTER 182"), (ii) having filed the necessary certificates required to be filed under Chapter 182, (iii) having paid the necessary fees due thereon and (iv) being authorized to exercise in the Commonwealth of Massachusetts all of the powers recited in the Acquiring Entity's declaration of trust and to transact business in the Commonwealth of Massachusetts;

          (b) The Acquiring Entity is a registered investment company classified as a management company of the open-end type, and its registration with the Commission as an investment company under the 1940 Act is in full force and effect;

          (c) Prior to the Closing, the registration of the Acquiring Fund Shares to be issued in the Reorganization under the 1933 Act will be in full force and effect;

          (d) No consent, approval, authorization, or order of any court, governmental authority or FINRA is required for the consummation by the Acquiring Fund and the Acquiring Entity of the transactions contemplated herein, except such as have been or will be obtained (at or prior to the Closing Date) under the 1933 Act, the 1934 Act, the 1940 Act and state securities laws;

          (e) The prospectuses and statements of additional information of the Acquiring Fund, including supplements thereto, to be used in connection with the Reorganization will conform at the time of their use in all material respects to the applicable requirements of the 1933 Act and the 1940 Act and the rules and regulations of the Commission thereunder and will not include any untrue statement of a material fact or omit to state any material fact required to be stated therein or necessary to make the statements therein, in light of the circumstances under which they were made, not materially misleading;

          (f) The Acquiring Fund is not engaged currently, and the execution, delivery and performance of this Agreement will not result, in (i) a violation of the Acquiring Entity's Governing Documents or a material violation of any material agreement, indenture, instrument, contract, lease or other undertaking to which the Acquiring Fund or the Acquiring Entity is a party or by which it is bound, or (ii) the acceleration of any material obligation, or the imposition of any material lien, encumbrance, penalty, or additional fee under any agreement, indenture, instrument, contract, lease, judgment or decree to which the Acquiring Fund or the Acquiring Entity is a party or by which it is bound;

          (g) Except as otherwise disclosed in writing to and accepted by or on behalf of the Target Fund, no litigation or administrative proceeding or investigation of or before any court, tribunal, arbitrator, governmental body or FINRA is presently pending or, to the Acquiring Entity's knowledge, threatened against the Acquiring Entity or the Acquiring Fund that, if adversely determined, would materially and adversely affect the Acquiring Entity's or the Acquiring Fund's financial condition, the conduct of its business or its ability to consummate the transactions contemplated by this Agreement. The Acquiring Fund and the Acquiring Entity, without any special investigation or inquiry, know of no facts that might form the basis for the institution of such proceedings and neither the Acquiring Entity nor the Acquiring Fund is a party to or subject to the provisions of any order, decree or judgment of any court, governmental body or FINRA that materially and adversely affects its business or its ability to consummate the transactions herein contemplated;

          (h) By the Closing, the Acquiring Entity's board of trustees and officers shall have taken all actions as are necessary under the 1933 Act, 1934 Act, 1940 Act and any applicable state securities laws for the Acquiring Fund to commence operations as a registered open-end management investment company, including, without limitation, approving and authorizing the execution of investment advisory contracts in the manner required by the 1940 Act and approving and authorizing the execution of such other contracts as are necessary for the operation of the Acquiring Fund;

          (i) On the Closing Date, all Returns of the Acquiring Fund required by law to have been filed by such date (including any extensions), if any, shall have been filed and are or will be true, correct and complete in all material respects, and all Taxes shown as due or claimed to be due by any government entity shall have been paid or provision has been made for the payment thereof. To the Acquiring Fund's knowledge, no such Return is currently under audit by any Federal, state, local or foreign Tax authority; no assessment has been asserted with respect to such Returns; there are no levies, liens or other encumbrances on the Acquiring Fund or its assets resulting from the non-payment of any Taxes; and no waivers of the time to assess any such Taxes are outstanding nor are any written requests for such waivers pending; and adequate provision has been made in the Acquiring Fund financial statements for all Taxes in respect of all periods ended on or before the date of such financial statements;

          (j) The Acquiring Fund intends to elect and qualify as a regulated investment company for federal income tax purposes under Part I of Subchapter M of the Code, the Acquiring Fund will be a "fund" as defined in
     Section 851(g)(2) of the Code, and the consummation of the transactions contemplated by the Agreement will not cause the

     Acquiring Fund to fail to be qualified as a regulated investment company from and after the Closing;

          (k) No consideration other than the Acquiring Fund Shares (and the Acquiring Fund's assumption of the Target Fund's Liabilities) will be issued in exchange for the Target Fund's assets in the Reorganization;

          (l) The execution, delivery and performance of this Agreement will have been duly authorized prior to the Closing Date by all necessary action, if any, on the part of the board of the trustees of the Acquiring Entity, on behalf of the Acquiring Fund, and subject to the approval of shareholders of the Target Fund and the due authorization, execution and delivery of this Agreement by the other parties hereto, this Agreement will constitute a valid and binding obligation of the Acquiring Fund, enforceable in accordance with its terms, subject, as to enforcement, to bankruptcy, insolvency, reorganization, moratorium and other laws relating to or affecting creditors' rights and to general equity principles;

          (m) The Acquiring Fund Shares to be issued and delivered to the Target Fund, for the account of the Target Fund Shareholders, pursuant to the terms of this Agreement, will on the Closing Date have been duly authorized and, when so issued and delivered, will be duly and validly issued, and, upon receipt of the Target Fund's Assets in accordance with the terms of this Agreement, will be fully paid and non-assessable by the Acquiring Entity and the Acquiring Fund;

          (n) The Acquiring Fund is not under the jurisdiction of a court in a Title 11 or similar case within the meaning of Section 368(a)(3)(A) of the Code;

          (o) The Acquiring Fund does not directly or indirectly own, nor on the Closing will it directly or indirectly own, nor has it directly or indirectly owned at any time during the past five years, any shares of the Target Fund;

          (p) The Acquiring Fund has no unamortized or unpaid organizational fees or expenses for which it does not expect to be reimbursed by ATIA or its affiliates;

          (q) The information provided by the Acquiring Fund for use in the N-14 Registration Statement (as defined in Section 5.1(b)) will not contain any untrue statement of a material fact or omit to state a material fact required to be stated therein, in light of the circumstances under which such statements were made, not misleading, on the effective date of such N-14 Registration Statement, provided, however, that the representations and warranties in this paragraph shall not apply to statements in or omissions from the N-14 Registration Statement made in reasonable reliance upon and in conformity with information that was furnished by the Target Fund for use therein; and

          (r) The Acquiring Entity represents that it is not aware of any arrangement whereby it or any affiliated person of the Acquiring Entity (within the meaning of the 1940 Act) will receive any compensation directly or indirectly in connection with the Reorganization.

     4.3 ATIA represents and warrants to the Target Entity and the Acquiring Entity as follows:

          (a) ATIA is a corporation duly formed, validly existing and in good standing under the laws of the state of Delaware and has power to own all of its properties and assets and to carry on its business as it is now being, and as it is contemplated to be, conducted, and to enter into this Agreement and perform its obligations hereunder.

          (b) The execution, delivery and performance of this Agreement will have been duly authorized prior to the Closing Date by all necessary action, if any, by ATIA, and subject to the approval of shareholders of the Target Fund and the due authorization, execution and delivery of this Agreement by the other parties hereto, this Agreement will constitute a valid and binding obligation of ATIA, enforceable in accordance with its terms, subject, as to enforcement, to bankruptcy, insolvency, reorganization, moratorium and other laws relating to or affecting creditors' rights and to general equity principles.

5.   COVENANTS OF EACH ACQUIRING FUND, EACH TARGET FUND AND ATIA

     5.1 With respect to each Reorganization:

          (a) The Target Fund: (i) will operate its business in the ordinary course and substantially in accordance with past practices between the date hereof and the Closing Date for the Reorganization, it being understood that such ordinary course of business for the Target Fund may include the declaration and payment of customary dividends and distributions, and any other distribution that may be advisable, and (ii) shall use its reasonable best efforts to preserve intact its business organization and material assets and maintain the rights, franchises and business and customer relations necessary to conduct the business operations of the Target Fund in the ordinary course in all material respects. The Acquiring Fund shall not have commenced operations, prepared books of account and related records or financial statements or issued any shares except for those operations commenced, books of accounts and related records or financial statements prepared or shares issued in connection with a private placement to the initial shareholder of the Acquiring Fund to secure any required initial shareholder approvals.

          (b) The parties hereto shall cooperate in preparing, and the Acquiring Entity shall file with the Commission, a registration statement on Form N-14 under the 1933 Act which shall properly register the Acquiring Fund Shares to be issued in connection with the Reorganization and include a proxy statement with respect to the votes of the shareholders of the Target Fund to approve the Reorganization and such other matters to which as the parties may agree (the "N-14 REGISTRATION STATEMENT").

          (c) The Target Entity will call a meeting of the shareholders of the Target Fund to consider and act upon this Agreement and to take all other action necessary to obtain approval of the transactions contemplated herein.

          (d) The Target Fund will assist the Acquiring Fund in obtaining such information as the Acquiring Fund reasonably requests concerning the beneficial ownership of the Target Fund's shares.

          (e) The Target Entity, on behalf of the Target Fund, will provide the Acquiring Fund with (1) a statement of the respective tax basis and holding period of all investments to be transferred by the Target Fund to the Acquiring Fund, (2) a copy (which may be in electronic form) of the shareholder ledger accounts including, without limitation, the name, address and taxpayer identification number of each shareholder of record, the number of shares of beneficial interest held by each shareholder, the dividend reinvestment elections applicable to each shareholder, and the backup withholding and nonresident alien withholding certifications, notices or records on file with the Target Fund with respect to each shareholder, including such information as the Acquiring Entity may reasonably request concerning Target Fund shares or Target Fund shareholders in connection with Acquiring Fund's cost basis reporting and related obligations under Sections 1012, 6045, 6045A, and 6045B of the Code and related Treasury regulations following the Closing for all of the shareholders of record of the Target Fund as of the close of business on the Valuation Date, who are to become shareholders of the Acquiring Fund as a result of the transfer of Assets (the "TARGET FUND SHAREHOLDER DOCUMENTATION"), certified by its transfer agent or its President or Vice-President to their knowledge and belief, (3) the tax books and records of the Target Fund (including but not limited to any income, excise or information returns, as well as any transfer statements (as described in Treas. Reg. [section] 1.6045A -1 and [section] 1.6045B -1(a))) for purposes of preparing any returns required by law to be filed for tax periods ending after the Closing Date, and (4) all FASB ASC 740 (formerly FIN 48) workpapers and supporting statements pertaining to the Target Fund (the "FIN 48 WORKPAPERS"). The foregoing information to be provided within such timeframes as is mutually agreed by the parties.

          (f) Subject to the provisions of this Agreement, each party will each take, or cause to be taken, all action, and do or cause to be done all things, reasonably necessary, proper or advisable to consummate and make effective the transactions contemplated by this Agreement. In particular, the Target Entity and ATIA each covenants that it will, as and when reasonably requested by the Acquiring Fund, execute and deliver or cause to be executed and delivered all such assignments and other instruments and will take or cause to be taken such further action as the Acquiring Fund may reasonably deem necessary or desirable in order to vest in and confirm the Acquiring Fund's title to and possession of all the Target Fund's assets and otherwise to carry out the intent and purpose of this Agreement.

          (g) Promptly after the Closing, the Target Fund will make one or more liquidating distributions to its shareholders consisting of the Acquiring Fund Shares received at the Closing, as set forth in Section 1.1(d) hereof.

          (h) It is the intention of the parties that the Reorganization will qualify as a reorganization with the meaning of Section 368(a)(1) of the Code. None of the parties to the Reorganization shall take any action or cause any action to be taken (including, without limitation the filing of any tax return) that is inconsistent with such treatment or results in the failure of such Reorganization to qualify as a reorganization within the meaning of Section 368(a)(1) of the Code. At or before the Closing Date, the parties to this Agreement will take such reasonable action, or cause such action to be taken, as is reasonably necessary to enable Morgan Lewis & Bockius LLP to render the tax opinion contemplated in this Agreement.

          (i) Any reporting responsibility of the Target Fund, including, but not limited to, the responsibility for filing regulatory reports, Tax Returns relating to tax periods ending on or prior to the Closing Date (whether due before or after the Closing Date), or other documents with the Commission, any state securities commission, and any Federal, state or local tax authorities or any other relevant regulatory authority, is and shall remain the responsibility of the Target Fund, except as otherwise is mutually agreed by the parties.

          (j) The Target Entity, on behalf of the Target Fund, shall deliver to the Acquiring Fund copies of: (1) the federal, state and local income tax returns filed by or on behalf of the Target Fund for the prior three (3) taxable years; and (2) any of the following that have been issued to or for the benefit of or that otherwise affect the Target Fund and which have continuing relevance: (a) rulings, determinations, holdings or opinions issued by any federal, state, local or foreign tax authority and (b) legal opinions.

          (k) The Target Entity, on behalf of the Target Fund, agrees that the acquisition of all Assets and assumption of all Liabilities of the Target Fund by the Acquiring Entity, on behalf of the Acquiring Fund, includes any right of action against current and former service providers of the Target Fund, such right to survive for the statute of limitation of any such claim. For the avoidance of all doubt, the Target Entity hereby assigns to the Acquiring Entity all rights, causes of action, and other claims against third parties relating to the Target Fund, whether known or unknown, contingent or non-contingent, inchoate or choate, or otherwise.

          (l) As promptly as practicable, but in any case within sixty (60) days after the Closing Date, the Target Fund shall furnish the Acquiring Fund, in such form as is reasonably satisfactory to the Acquiring Fund, (i) a statement of the earnings and profits and capital loss carryovers of the Target Fund for federal income tax purposes that will be carried over by the Acquiring Fund as a result of Section 381 of the Code, and which will be certified by the Target Entity's President and Treasurer and (ii) a certificate, signed on its behalf by the President or any Vice President and the Treasurer or any Assistant Treasurer of the Target Entity, as to the adjusted tax basis in the hands of the Target Fund of the securities delivered to the Acquiring Fund pursuant to this Agreement, together with any such other evidence as to such adjusted tax basis as the Acquiring Fund may reasonably request.

          (m) The Target Entity agrees that the liquidation of the Target Fund will be effected in the manner provided in the Target Entity's Governing Documents in accordance with applicable law, and that on and after the Closing Date, the Target Fund shall not conduct any business except in connection with its liquidation.

6.   CONDITIONS PRECEDENT TO OBLIGATIONS OF EACH TARGET FUND

     6.1 With respect to each Reorganization, the obligations of the Target Entity, on behalf of the Target Fund, to consummate the transactions provided for herein shall be subject, at the Target Fund's election, to the performance by the Acquiring Entity and the corresponding Acquiring Fund of all of the obligations to be performed by it hereunder on or before the Closing Date, and, in addition thereto, the following conditions:

          (a) All representations and warranties of the Acquiring Fund and the Acquiring Entity contained in this Agreement shall be true and correct in all material respects as of the date hereof and, except as they may be affected by the transactions contemplated by this Agreement, as of the Closing Date, with the same force and effect as if made on and as of the Closing Date;

          (b) The Acquiring Entity shall have delivered to the Target Entity on the Closing Date a certificate executed in its name by its President or Vice President and Treasurer, in form and substance reasonably satisfactory to the Target Entity and dated as of the Closing Date, to the effect that the representations and warranties of or with respect to the Acquiring Fund made in this Agreement are true and correct in all material respects at and as of the Closing Date, except as they may be affected by the transactions contemplated by this Agreement;

          (c) The Acquiring Entity and the Acquiring Fund shall have performed all of the covenants and complied with all of the provisions required by this Agreement to be performed or complied with by the Acquiring Entity and the Acquiring Fund, on or before the Closing Date;

          (d) The Target Entity shall have received a favorable opinion of Morgan, Lewis & Bockius LLP, counsel to the Acquiring Entity, dated the Closing Date and in a form satisfactory to the Target Entity, to the following effect:

                              (i) The Acquiring Entity is duly organized,
validly existing and in good standing under the laws of the Commonwealth of Massachusetts and has power to own all of its properties and assets and to carry on its business as presently conducted and the Acquiring Fund is a separate series thereof duly constituted in accordance with the applicable provisions of the 1940 Act and the organizational documents of the Acquiring Entity;

                              (ii) This Agreement has been duly authorized,
executed and delivered on behalf of the Acquiring Entity and, assuming the approval of the Reorganization by the shareholders of the Target Fund and the due authorization, execution and delivery of this Agreement by all other parties, is the valid and binding obligation of the Acquiring Entity enforceable against the Acquiring Entity in accordance with its terms, except as the same may be limited by bankruptcy, insolvency, reorganization or other similar laws affecting the enforcement of creditors' rights generally and other equitable principles;

                              (iii) The Acquiring Fund Shares to be issued for
transfer to the Target Fund's shareholders as provided by this Agreement are duly authorized and upon such transfer and delivery will be validly issued and outstanding and, assuming receipt by the Acquiring Fund of the consideration contemplated hereby, fully paid and nonassessable shares in the Acquiring Fund, and no shareholder of the Acquiring Fund has any preemptive right of subscription or purchase in respect thereof;

                              (iv) The execution and delivery of this Agreement
did not, and the performance by the Acquiring Entity of its obligations hereunder will not, violate the Acquiring Entity's organizational documents;

                              (v) The Acquiring Entity is registered with the
Commission as an open-end management investment company under the 1940 Act, and, to such counsel's knowledge, its registration with the Commission is in full force and effect;

                              (vi) Except as disclosed in writing to the Target
Entity, such counsel knows of no material legal proceedings pending against the Acquiring Fund or the Acquiring Entity; and

                              (vii) To the knowledge of such counsel, no
consent, approval, authorization or order of any court or governmental authority is required for the consummation by the Acquiring Entity of the transactions contemplated by this Agreement except such as have been obtained; and

          (e) In connection with the opinion contemplated by Section 6.1(d) of this Agreement, it is understood that counsel may reasonably rely upon the representations made in this Agreement as well as certificates of officers of the Acquiring Entity.

          (f) The Board of Trustees of the Acquiring Entity shall have approved this Agreement and the transactions contemplated hereby in accordance with Rule 17a-8 under the 1940 Act. Notwithstanding anything herein to the contrary, neither the Acquiring Entity nor the Target Entity may waive the condition set forth in this Section 6.1(f).

7.   CONDITIONS PRECEDENT TO OBLIGATIONS OF EACH ACQUIRING FUND

     7.1 With respect to each Reorganization, the obligations of the Acquiring Entity, on behalf of the Acquiring Fund, to consummate the transactions provided for herein shall be subject, at the Acquiring Fund's election, to the performance by the Target Entity and the corresponding Target Fund of all of the obligations to be performed by it hereunder on or before the Closing Date and, in addition thereto, the following conditions:

          (a) All representations and warranties of the Target Entity and the Target Fund contained in this Agreement shall be true and correct in all material respects as of the date hereof and, except as they may be affected by the transactions contemplated by this Agreement, as of the Closing Date, with the same force and effect as if made on and as of the Closing Date;

          (b) The Target Entity shall have delivered to the Acquiring Entity on the Closing Date a certificate executed in its name by its President or Vice President and Treasurer, in form and substance reasonably satisfactory to the Acquiring Entity and dated as of the Closing Date, to the effect that the representations and warranties of or with respect to the Target Fund made in this Agreement are true and correct in all material respects at and as of the Closing Date, except as they may be affected by the transactions contemplated by this Agreement;

          (c) The Target Entity, on behalf of the Target Fund, shall have delivered to the Acquiring Entity (i) a statement of the Target Fund's Assets, together with a list of portfolio securities of the Target Fund showing the adjusted tax basis of such securities by lot and the holding periods of such securities, as of the Closing Date, certified by the Treasurer of the Target Entity, (ii) the Target Fund Shareholder Documentation, (iii) the FIN 48 Workpapers, and (iv) to the extent permitted by applicable law, all information pertaining to, or necessary or useful in the calculation or demonstration of, the investment performance of the Target Fund;

          (d) The Target Custodian shall have delivered the certificate contemplated by Section 3.2(b) of this Agreement, duly executed by an authorized officer of the Target Custodian;

          (e) The Target Entity and the Target Fund shall have performed all of the covenants and complied with all of the provisions required by this Agreement to be performed or complied with by the Target Entity and the Target Fund, on or before the Closing Date;

          (f) The Acquiring Entity shall have received a favorable opinion of Godfrey & Kahn, S.C., counsel to the Target Entity, dated the Closing Date and in a form satisfactory to the Acquiring Entity, to the following effect:

                              (i) The Target Entity is duly organized, validly
existing and in good standing under the laws of the State of Delaware and has power to own all of its properties and assets and to carry on its business as presently conducted and the Target Fund is a separate series thereof duly constituted in accordance with the applicable provisions of the 1940 Act and the organizational documents of the Target Entity;

                              (ii) This Agreement has been duly authorized,
executed and delivered on behalf of the Target Entity and, assuming the approval of the Reorganization by the shareholders of the Target Fund and the due authorization, execution and delivery of this Agreement by all other parties, is the valid and binding obligation of the Target Entity enforceable against the Target Entity in accordance with its terms, except as the same may be limited by bankruptcy, insolvency, reorganization or other similar laws affecting the enforcement of creditors' rights generally and other equitable principles;

                              (iii) The Target Fund has the power to sell,
assign, transfer and deliver the assets to be transferred by it hereunder, and, upon consummation of the transactions contemplated hereby, the Target Fund will have duly transferred such assets to the Acquiring Fund;

                              (iv) The execution and delivery of this Agreement
did not, and the performance by the Target Entity of its obligations hereunder will not, violate the Target Entity's organizational documents;

                              (v) The Target Entity is registered with the
Commission as an open-end management investment company under the 1940 Act, and, to such counsel's knowledge, its registration with the Commission is in full force and effect;

                              (vi) Except as disclosed in writing to the
Acquiring Entity, such counsel knows of no material legal proceedings pending against the Target Entity; and

                              (vii) To the knowledge of such counsel, no
consent, approval, authorization or order of any court or governmental authority is required for the consummation by the Target Entity of the transactions contemplated by this Agreement except such as have been obtained; and

          (g) In connection with the opinions contemplated by Section 7.1(f) of this Agreement, it is understood that counsel may reasonably rely upon the representations made in this Agreement as well as certificates of officers of the Target Entity.

          (h) The Board of Trustees of the Target Entity shall have approved this Agreement and the transactions contemplated hereby in accordance with Rule 17a-8 under the 1940 Act. Notwithstanding anything herein to the contrary, neither the Acquiring Entity nor the Target Entity may waive the condition set forth in this Section 7.1(h).

8. FURTHER CONDITIONS PRECEDENT TO OBLIGATIONS OF EACH ACQUIRING FUND AND THE TARGET FUND

                    With respect to each Reorganization, if any of the conditions set forth below have not been satisfied on or before the Closing Date with respect to the Target Fund or the corresponding Acquiring Fund, the Acquiring Entity or Target Entity, respectively, shall, at its option, not be required to consummate the transactions contemplated by this Agreement:

          8.1 The Agreement shall have been approved by the requisite vote of the Board of Trustees of each of the Acquiring Entity and the Target Entity and by the requisite vote of the holders of the outstanding shares of the Target Fund in accordance with the provisions of the Target Entity's Governing Documents, Delaware law, and the 1940 Act. Notwithstanding anything herein to the contrary, neither the Target Fund nor the Acquiring Fund may waive the conditions set forth in this Section 8.1;

          8.2 On the Closing Date, no action, suit or other proceeding shall be pending or, to the Target Entity's or the Acquiring Entity's knowledge, threatened before any court or governmental agency in which it is sought to restrain or prohibit, or obtain damages or other relief in connection with, this Agreement or the transactions contemplated herein;

          8.3 All consents of other parties and all other consents, orders and permits of Federal, state and local regulatory authorities deemed necessary by the Acquiring Fund or the Target

Fund to permit consummation, in all material respects, of the transactions contemplated hereby shall have been obtained, except where failure to obtain any such consent, order or permit would not involve a risk of a material adverse effect on the assets or properties of the Acquiring Fund or the Target Fund, provided that either party hereto may for itself waive any of such conditions;

          8.4 The N-14 Registration Statement shall have become effective under the 1933 Act and no stop orders suspending the effectiveness thereof shall have been issued and, to the best knowledge of the parties hereto, no investigation or proceeding for that purpose shall have been instituted or be pending, threatened or known to be contemplated under the 1933 Act; and

          8.5 The Target Entity and the Acquiring Entity shall have received on or before the Closing Date an opinion of Morgan, Lewis & Bockius LLP in form and substance reasonably acceptable to the Target Entity and the Acquiring Entity, as to the matters set forth on Schedule 8.5. In rendering such opinion, Morgan, Lewis & Bockius LLP may rely upon such representations contained in certificates of officers of the Target Entity, the Acquiring Entity and others as it may reasonably request, and the Target Entity and the Acquiring Entity shall use their reasonable efforts to obtain and make available such truthful certificates. Notwithstanding anything herein to the contrary, neither the Target Fund nor the Acquiring Fund may waive the condition set forth in this
Section 8.5.

9. FEES AND EXPENSES

     9.1 The parties hereto represent and warrant to each other that there are no brokers or finders entitled to receive any payments in connection with the transactions provided for herein.

     9.2 ATIA, or an affiliate thereof, will bear all expenses relating to each Reorganization, whether or not the Reorganization is consummated and this
Section 9.2 shall survive the Closing and any termination of this Agreement pursuant to Section 13. The costs of each Reorganization shall include, but shall not be limited to, costs associated with organizing the Acquiring Fund, preparation, printing and distribution of the N-14 Registration Statement for the Reorganization (including the prospectus/proxy statement contained therein), legal fees, accounting fees, and expenses of soliciting Target Fund shareholders and holding shareholders' meetings (and adjournments thereof). For the avoidance of doubt, neither the Acquiring Fund nor its corresponding Target Fund will bear any expenses relating to a Reorganization. Notwithstanding the foregoing, ATIA will assume or pay only those expenses that are solely and directly related to each Reorganization (determined in accordance with the guidelines set forth in Rev. Rul. 73-54, 1973-1 C.B. 187), and the shareholders of the Target Funds and the Acquiring Funds will pay their own expenses, if any, incurred in connection with each Reorganization.

10. COOPERATION AND EXCHANGE OF INFORMATION

          With respect to each Reorganization, prior to the Closing and for a reasonable time thereafter, the Target Entity and the Acquiring Entity will provide each other and their respective representatives with such cooperation, assistance and information as is reasonably necessary (i) for the filing of any Tax Return, for the preparation for any audit, and for the prosecution or defense of any claim, suit or proceeding relating to any proposed adjustment, or (ii) for any financial accounting purpose. Each such party or their respective agents will retain until the applicable period for assessment under applicable law (giving effect to any and all extensions or waivers) has expired all returns, schedules and work papers and all material records or other documents relating to Tax matters and financial reporting of tax positions of the Target Fund and the Acquiring Fund for its taxable period first ending after the Closing of the Reorganization and for all prior taxable periods for which the statute of limitation had not run at the time of the Closing, provided that the Target Entity shall not be required to maintain any such documents that it has delivered to the Acquiring Fund.

          If applicable, the Acquiring Fund shall receive certificates following the Closing, promptly upon reasonable request, from the principal executive officer and principal financial officer, or persons performing similar functions, of the Target Entity to the effect that such principal executive officer and principal financial officer, or persons performing similar functions, of the Target Entity have concluded that, based on their evaluation of the effectiveness of the Target Entity's disclosure controls and procedures (as defined in Rule 30a-3(c) under the 1940 Act), to the best of their knowledge, the design and operation of such procedures were effective to provide reasonable assurance that information provided by the Target Entity to the Acquiring Entity with respect to the Target Fund's operations prior to the Closing that is required to be disclosed by the Acquiring Entity on Forms N-CSR and N-Q or any forms adopted by the Commission in replacement of Forms N-CSR or N-Q.

11. INDEMNIFICATION

          11.1 The Target Entity, solely out of the Target Fund's assets and property, agrees to indemnify and hold harmless the Acquiring Entity and each of its officers and trustees and the Acquiring Fund from and against any and all losses, claims, damages, liabilities or expenses (including, without limitation, the payment of reasonable legal fees and reasonable costs of investigation) to which the Acquiring Entity or any of its trustees or officers or the Acquiring Fund may become subject, insofar as such loss, claim, damage, liability or expense (or actions with respect thereto) arises out of or is based on any breach by the Target Entity, on behalf of the Target Fund, of any of its representations, warranties, covenants or agreements set forth in this Agreement. This indemnification obligation shall survive the termination of this Agreement and the Closing.

          11.2 The Acquiring Entity, solely out of the Acquiring Fund's assets and property, agrees to indemnify and hold harmless the Target Entity and each of its officers and trustees and the Target Fund from and against any and all losses, claims, damages, liabilities or expenses (including, without limitation, the payment of reasonable legal fees and reasonable costs of investigation) to which the Target Entity or any of its trustees or officers or the Target Fund may become subject, insofar as such loss, claim, damage, liability or expense (or actions with respect thereto) arises out of or is based on any breach by the Acquiring Entity, on behalf of the Acquiring Fund, of any of its representations, warranties, covenants or agreements set forth in this Agreement. This indemnification obligation shall survive the termination of this Agreement and the Closing.

12. ENTIRE AGREEMENT; SURVIVAL OF REPRESENTATIONS, WARRANTIES  AND COVENANTS

     12.1 Each party agrees that no party has made any representation, warranty or covenant not set forth herein and that this Agreement constitutes the entire agreement between the parties.

     12.2 The representations, warranties and covenants contained in this Agreement or in any document delivered pursuant hereto or in connection herewith shall survive the consummation of the transactions contemplated hereunder. The covenants to be performed after the Closing shall survive the Closing.

13. TERMINATION

          This Agreement may be terminated and the transactions contemplated hereby may be abandoned by (i) mutual agreement of the Acquiring Entity and the Target Entity; (ii) by either the Acquiring Entity or the Target Entity if one or more other parties shall have materially breached its obligations under this Agreement or made a material misrepresentation herein or in connection herewith; (iii) by the Acquiring Entity if any condition precedent to its obligations set forth herein has not been fulfilled or waived by the Acquiring Entity; or (iv) by the Target Entity if any condition precedent to its obligations set forth herein has not been fulfilled or waived by the Target Entity. In the event of any such termination, this Agreement shall become void and there shall be no liability hereunder on the part of any party or their respective trustees or officers, except for any such material breach or intentional misrepresentation, as to which all remedies at law or in equity of the party adversely affected shall survive.

14. AMENDMENTS

     This Agreement may be amended, modified or supplemented in a writing signed by the parties hereto to be bound by such Amendment.

15. HEADINGS; GOVERNING LAW; COUNTERPARTS; ASSIGNMENT; LIMITATION OF LIABILITY; PUBLICITY; SEVERABILITY; EFFECT OF ELECTRONIC DOCUMENTS

     15.1 The Article and Section headings contained in this Agreement are for reference purposes only and shall not affect in any way the meaning or interpretation of this Agreement.

     15.2 This Agreement shall be governed by and construed in accordance with the laws of the Commonwealth of Massachusetts and applicable Federal law, without regard to its principles of conflicts of laws.

     15.3 This Agreement shall bind and inure to the benefit of the parties hereto and their respective successors and assigns, but no assignment or transfer hereof or of any rights or obligations hereunder shall be made by any party without the written consent of the other parties. Nothing herein expressed or implied is intended or shall be construed to confer upon or give any person, firm or corporation, other than the parties hereto and their respective successors and assigns, any rights or remedies under or by reason of this Agreement.

     15.4 This Agreement may be executed in any number of counterparts, each of which shall be considered an original.

     15.5 It is expressly agreed that the obligations of the parties hereunder shall not be binding upon any of their respective trustees, shareholders, nominees, officers, agents, or employees personally, but shall bind only the property of (a) each Target Fund or its corresponding Acquiring Fund, as applicable, as provided in their respective Governing Documents and (b) the other parties. The execution and delivery by such officers shall not be deemed to have been made by any of them individually or to impose any liability on any of them personally, but shall bind only the property of such party.

     15.6 A copy of the Declaration of Trust of the Acquiring Entity is on file with the Secretary of the Commonwealth of Massachusetts, and notice is hereby given that no trustee, officer, agent or employee of the Acquiring Entity shall have any personal liability under this Agreement, and that insofar as it relates to any Acquiring Fund, this Agreement is binding only upon the assets and properties of such Acquiring Fund.

     15.7 Any public announcements or similar publicity with respect to this Agreement or the transactions contemplated herein will be made at such time and in such manner as the parties mutually shall agree in writing, provided that nothing herein shall prevent either party from making such public announcements as may be required by applicable law, as determined by the disclosing party on the advice of counsel, in which case the party issuing such statement or communication shall advise the other party prior to such issuance.

     15.8 Whenever possible, each provision and term of this Agreement shall be interpreted in a manner to be effective and valid, but if any provision or term of this Agreement is held to be prohibited by law or invalid, then such provision or term shall be ineffective only in the jurisdiction or jurisdictions so holding and only to the extent of such prohibition or invalidity, without invalidating or affecting in any manner whatsoever the remainder of such provision or term or the remaining provisions or terms of this Agreement.

     15.9 A facsimile or electronic (E.G., PDF) signature of an authorized officer of a party hereto on this Agreement and/or any transfer or closing document shall have the same effect as if executed in the original by such officer.

16. NOTICES

     Any notice, report, statement or demand required or permitted by any provisions of this Agreement shall be in writing and shall be given by facsimile, personal service or prepaid or certified mail addressed to:

     FOR ACQUIRING ENTITY:

     The Advisors' Inner Circle Fund
     One Freedom Valley Drive
     Oaks, Pennsylvania, 19456
     Attn: Legal Department

     FOR TARGET ENTITY:

     Trust for Professional Managers (Geneva Advisors Funds)
     c/o U.S. Bancorp Fund Services, LLC
     615 East Michigan Street
     Milwaukee, WI 53202
     Attention: Secretary

     FOR ATIA:

     AT Investment Advisers, Inc.
     One South Wacker Drive
     Suite 3500
     Chicago, Illinois 60606

                            [SIGNATURE PAGE FOLLOWS]

IN WITNESS WHEREOF, each of the parties hereto has caused this Agreement to be executed as set forth below.

                                   THE ADVISORS' INNER CIRCLE FUND,
                                   severally and not jointly on behalf of its series, the AT All Cap Growth Fund and AT Equity Income Fund

                                   By: ______________________
                                   Name: Michael Beattie
                                   Title: President

                                   TRUST FOR PROFESSIONAL MANAGERS,
                                   severally and not jointly on behalf of its series, the Geneva Advisors All Cap Growth Fund and Geneva Advisors Equity Income Fund

                                   By: ______________________
                                   Name: John P. Buckel
                                   Title: President

                                   AT INVESTMENT ADVISERS, INC.,
                                   solely for the purposes of Sections 4.3, 5.1(f) and 9.2 of this Agreement

                                   By: ______________________
                                   Name:
                                   Title:



             SIGNATURE PAGE -- AGREEMENT AND PLAN OF REORGANIZATION

                                  SCHEDULE 8.5

                                  TAX OPINIONS

With respect to each Reorganization:

          (i) The acquisition by the Acquiring Fund of all of the assets of the Target Fund, as provided for in the Agreement, in exchange for Acquiring Fund Shares and the assumption by the Acquiring Fund of all of the liabilities of the Target Fund, followed by the distribution by the Target Fund to its shareholders of the Acquiring Fund Shares in complete liquidation of the Target Fund, will qualify as a reorganization within the meaning of Section 368(a)(1) of the Code, and the Target Fund and the Acquiring Fund each will be a "party to the reorganization" within the meaning of Section 368(b) of the Code.

          (ii) No gain or loss will be recognized by the Target Fund upon the transfer of all of its assets to, and assumption of all of its liabilities by, the Acquiring Fund in exchange solely for Acquiring Fund Shares pursuant to
Section 361(a) and Section 357(a) of the Code, except for (A) gain or loss that may be recognized on the transfer of "section 1256 contracts" as defined in
Section 1256(b) of the Code, (B) gain that may be recognized on the transfer of stock in a "passive foreign investment company" as defined in Section 1297(a) of the Code, and (C) any other gain or loss that may be required to be recognized upon the transfer of an Asset regardless of whether such transfer would otherwise be a non-recognition transaction under the Code.

          (iii) No gain or loss will be recognized by the Acquiring Fund upon the receipt by it of all of the assets of the Target Fund in exchange solely for the assumption of all of the liabilities of the Target Fund and issuance of the Acquiring Fund Shares pursuant to Section 1032(a) of the Code.

          (iv) No gain or loss will be recognized by the Target Fund upon the distribution of the Acquiring Fund Shares by the Target Fund to its shareholders in complete liquidation (in pursuance of the Agreement) pursuant to Section 361(c)(1) of the Code.

          (v) The tax basis of the assets of the Target Fund received by the Acquiring Fund will be the same as the tax basis of such assets in the hands of the Target Fund immediately prior to the transfer pursuant to Section 362(b) of the Code, increased by the amount of gain, or decreased by the amount of loss, if any, recognized by the Target Fund on the transfer.

          (vi) The holding periods of the assets of the Target Fund in the hands of the Acquiring Fund will include the periods during which such assets were held by the Target Fund pursuant to Section 1223(2) of the Code, other than assets with respect to which gain or loss is required to be recognized.

          (vii) No gain or loss will be recognized by the shareholders of the Target Fund upon the exchange of all of their Target Fund shares for the Acquiring Fund Shares (including fractional shares to which they may be entitled) pursuant to Section 354(a) of the Code.

          (viii) The aggregate tax basis of the Acquiring Fund Shares received by a shareholder of the Target Fund (including fractional shares to which they may be entitled) will be the same as the aggregate tax basis of the Target Fund shares exchanged therefor pursuant to Section 358(a)(1) of the Code.

          (ix) The holding period of the Acquiring Fund Shares received by a shareholder of the Target Fund (including fractional shares to which they may be entitled) will include the holding period of the Target Fund shares exchanged therefor, provided that the shareholder held the Target Fund shares as a capital asset on the date of the exchange pursuant to Section 1223(1) of the Code.

          (x) The Acquiring Fund will succeed to and take into account the items of the Target Fund described in Section 381(c) of the Code.

          (xi) The consummation of the Reorganization will not terminate the taxable year of the Target Fund. The part of the taxable year of the Target Fund before the Reorganization and part of the taxable year of the Acquiring Fund after the Reorganization will constitute a single taxable year of the Acquiring Fund.

                                                                       EXHIBIT E

                        TRUST FOR PROFESSIONAL MANAGERS

                     FORM OF INVESTMENT ADVISORY AGREEMENT
                                      WITH
                          AT INVESTMENT ADVISERS, INC.

          THIS INVESTMENT ADVISORY AGREEMENT (the "Agreement") is made as of the 25(th) day of January, 2018, by and between Trust for Professional Managers, a Delaware statutory trust (hereinafter called the "Trust"), on behalf of the series of the Trust as indicated on Schedule A attached hereto, as may be amended from time to time (each, a "Fund," and collectively the "Funds"), and AT Investment Advisers, Inc. (hereinafter called the "Adviser"), a Delaware corporation.

                                  WITNESSETH:

          WHEREAS, the Trust is an open-end management investment company, registered as such under the Investment Company Act of 1940, as amended (the "Investment Company Act"); and

          WHEREAS, each Fund is a series of the Trust having separate assets and liabilities; and

          WHEREAS, the Adviser is registered as an investment adviser under the Investment Advisers Act of 1940, as amended (the "Advisers Act"), and is engaged in the business of supplying investment advice as an independent contractor; and

          WHEREAS, the Trust desires to retain the Adviser to render advice and services to the Funds pursuant to the terms and provisions of this Agreement, and the Adviser desires to furnish said advice and services;

          NOW, THEREFORE, in consideration of the covenants and the mutual promises hereinafter set forth, the parties to this Agreement, intending to be legally bound hereby, mutually agree as follows:

          1. APPOINTMENT OF ADVISER. The Trust hereby appoints the Adviser, and the Adviser hereby accepts such appointment, to render investment advice and related services with respect to the assets of the Funds for the period and on the terms set forth in this Agreement, subject to the supervision and direction of the Trust's Board of Trustees (the "Board of Trustees").

2. DUTIES OF ADVISER.

          (a) GENERAL DUTIES. The Adviser shall act as investment adviser to the Funds and shall supervise investments of the Funds on behalf of the Funds in accordance with the investment objectives, policies and restrictions of each Fund as set forth in the Funds' and Trust's governing documents, including, without limitation, the Trust's Declaration of Trust and By-Laws, each as amended from time to time; the Funds' prospectus, statement of additional information and undertakings; and such other limitations, policies and procedures as the Trustees may impose from time to time and provide in writing to the Adviser (collectively, the "Investment Policies"). In providing such services, the Adviser shall at all times adhere to the provisions and restrictions contained in the federal securities laws, applicable state securities laws, the Internal Revenue Code of 1986, the Uniform Commercial Code and other applicable law.

          Without limiting the generality of the foregoing, the Adviser shall:
(i) furnish the Funds with advice and recommendations with respect to the investment of the Funds' assets and the purchase and sale of portfolio securities for the Funds, including the taking of such steps as may be necessary to implement such advice and recommendations (I.E., placing the orders); (ii) manage and oversee the investments of the Funds, subject to the ultimate supervision and direction of the Board of Trustees; (iii) vote proxies for the Funds, file ownership reports under Section 13 of the Securities Exchange Act of 1934 for the Funds, and take other actions on behalf of the Funds; (iv) maintain the books and records required to be maintained by the Funds except to the extent arrangements have been made for such books and records to be maintained by the administrator or another agent of the Funds;
(v) furnish reports, statements and other data on securities, economic conditions and other matters related to the investment of the Funds' assets which the Funds' administrator or distributor or the officers of the Trust may reasonably request; and (vi) render to the Board of Trustees such periodic and special reports with respect to the Funds' investment activities as the Board may reasonably request, including at least one in-person appearance annually before the Board of Trustees.

          (B) BROKERAGE. The Adviser shall be responsible for decisions to buy and sell securities for the Funds, for broker-dealer selection, and for negotiation of brokerage commission rates, provided that the Adviser shall not direct orders to an affiliated person of the Adviser without general prior authorization to use such affiliated broker or dealer by the Board of Trustees. The Adviser's primary consideration in effecting a securities transaction will be execution at the most favorable price. In selecting a broker-dealer to execute each particular transaction, the Adviser may take the following into consideration: the best net price available; the reliability, integrity and financial condition of the broker-dealer; the size of and difficulty in executing the order; and the value of the expected contribution of the broker-dealer to the investment performance of the Funds on a continuing basis. The price to a Fund in any transaction may be less favorable than that available from another broker-dealer if the difference is reasonably justified by other aspects of the portfolio execution services offered.

          Subject to such policies as the Board of Trustees may determine and consistent with Section 28(e) of the Securities Exchange Act of 1934, as amended, the Adviser shall not be deemed to have acted unlawfully or to have breached any duty created by this Agreement or otherwise solely by reason of its having caused a Fund to pay a broker or dealer that provides (directly or indirectly) brokerage or research services to the Adviser an amount of commission for effecting a portfolio transaction in excess of the amount of commission another broker or dealer would have charged for effecting that transaction, if the Adviser determines in good faith that such amount of commission was reasonable in relation to the value of the brokerage and research services provided by such broker or dealer, viewed in terms of either that particular transaction or the Adviser's overall responsibilities with respect to the Trust. Subject to the same policies and legal provisions, the Adviser is further authorized to allocate the orders placed by it on behalf of the Funds to such brokers or dealers who also provide research or statistical material, or other services, to the Trust, the Adviser, or any affiliate of either. Such allocation shall be in such amounts and proportions as the Adviser shall determine, and the Adviser shall report on such allocations regularly to the Trust, indicating the broker-dealers to whom such allocations have been made and the basis therefor.

          On occasions when the Adviser deems the purchase or sale of a security to be in the best interest of the Funds as well as of other clients, the Adviser, to the extent permitted by applicable laws and regulations, may aggregate the securities to be so purchased or sold in order to obtain the most favorable price or lower brokerage commissions and the most efficient execution. In such event, allocation of the securities so purchased or sold, as well as the expenses incurred in the transaction, will be made by the

Adviser in the manner it considers to be the most equitable and consistent with its fiduciary obligations to the Funds and to such other clients.

          3. REPRESENTATIONS OF THE ADVISER.

          (a) The Adviser shall use its best judgment and efforts in rendering the advice and services to the Funds as contemplated by this Agreement.

          (b) The Adviser shall maintain all licenses and registrations necessary to perform its duties hereunder in good order.

          (c) The Adviser shall conduct its operations at all times in conformance with the Advisers Act, the Investment Company Act, and any other applicable state and/or self-regulatory organization regulations.

          4. INDEPENDENT CONTRACTOR. The Adviser shall, for all purposes herein, be deemed to be an independent contractor, and shall, unless otherwise expressly provided and authorized to do so, have no authority to act for or represent the Trust or the Fund in any way, or in any way be deemed an agent for the Trust or the Funds. It is expressly understood and agreed that the services to be rendered by the Adviser to the Funds under the provisions of this Agreement are not to be deemed exclusive, and the Adviser shall be free to render similar or different services to others so long as its ability to render the services provided for in this Agreement shall not be impaired thereby.

          5. ADVISER'S PERSONNEL. The Adviser shall, at its own expense, maintain such staff and employ or retain such personnel and consult with such other persons as it shall from time to time determine to be necessary to the performance of its obligations under this Agreement. Without limiting the generality of the foregoing, the staff and personnel of the Adviser shall be deemed to include persons employed or retained by the Adviser to furnish statistical information, research, and other factual information, advice regarding economic factors and trends, information with respect to technical and scientific developments, and such other information, advice and assistance as the Adviser or the Board of Trustees may desire and reasonably request and any compliance staff and personnel required by the Adviser.

          6. EXPENSES.

          (a) With respect to the operation of the Funds, the Adviser shall be responsible for (i) the Funds' organizational expenses, (ii) providing the personnel, office space and equipment reasonably necessary for the operation of the Funds, (iii) the expenses of printing and distributing extra copies of the Funds' prospectus, statement of additional information, and sales and advertising materials (but not the legal, auditing or accounting fees attendant thereto) to prospective investors (but not to existing shareholders) to the extent such expenses are not covered by any applicable plan adopted pursuant to Rule 12b-1 under the Investment Company Act, (iv) the costs of any special Board of Trustees meetings or shareholder meetings convened for the primary benefit of the Adviser, and (v) any costs of liquidating or reorganizing the Funds (unless such cost is otherwise allocated by the Board of Trustees). If the Adviser has agreed, whether voluntarily or pursuant to an agreement, to limit the operating expenses of the Funds, the Adviser shall also be responsible on a monthly basis for any operating expenses that exceed the agreed upon expense limit.

          (b) Each Fund is responsible for and shall assume the obligation for payment of all of its expenses, other than as stated in Subparagraph 6(a) above, including but not limited to: fees and expenses incurred in connection with the issuance, registration and transfer of its shares; brokerage and commission expenses; all expenses of transfer, receipt, safekeeping, servicing and accounting for the cash, securities and other property of the Trust for the benefit of the Funds including all fees and expenses of the Funds' custodian, shareholder services agent and accounting services agent; interest charges on any borrowings; costs and expenses of pricing and calculating its daily net asset value and of maintaining its books of account required under the Investment Company Act; taxes, if any; a pro rata portion of expenditures in connection with meetings of the Funds' shareholders and the Board of Trustees that are properly payable by a Fund; salaries and expenses of officers of the Trust, including without limitation the Trust's Chief Compliance Officer, and fees and expenses of members of the Board of Trustees or members of any advisory board or committee who are not members of, affiliated with or interested persons of the Adviser; insurance premiums on property or personnel of the Fund, which inure to their benefit, including liability and fidelity bond insurance; the cost of preparing and printing reports, proxy statements, prospectuses and statements of additional information of the Funds or other communications for distribution to existing shareholders; legal, auditing and accounting fees; all or any portion of trade association dues or educational program expenses determined appropriate by the Board of Trustees; fees and expenses (including legal fees) of registering and maintaining registration of Fund shares for sale under federal and applicable state and foreign securities laws; all expenses of maintaining and servicing shareholder accounts, including all charges for transfer, shareholder recordkeeping, dividend disbursing, redemption, and other agents for the benefit of the Funds, if any; and all other charges and costs of its operation plus any extraordinary and non-recurring expenses, except as herein otherwise prescribed.

          (c) The Adviser may voluntarily or contractually absorb certain Fund expenses or waive the Adviser's own advisory fee.

          (d) To the extent the Adviser incurs any costs by assuming expenses which are an obligation of the Funds as set forth herein, the Funds shall promptly reimburse the Adviser for such costs and expenses, except to the extent the Adviser has otherwise agreed to bear such expenses. To the extent the services for which a Fund is obligated to pay are performed by the Adviser, the Adviser shall be entitled to recover from such Fund to the extent of the Adviser's actual costs for providing such services. In determining the Adviser's actual costs, the Adviser may take into account an allocated portion of the salaries and overhead of personnel performing such services.

          (e) The Adviser may not pay fees in addition to any Fund distribution or servicing fees to financial intermediaries, including without limitation banks, broker-dealers, financial advisers, or pension administrators, for sub-administration, sub-transfer agency or any other shareholder servicing or distribution services associated with shareholders whose shares are held in omnibus or other group accounts, except with the prior authorization of the Board of Trustees. Where such arrangements are authorized by the Board of Trustees, the Adviser shall report regularly to the Trust on the amounts paid and the relevant financial institutions.

          7. MANAGEMENT FEE.

          (a) Each Fund shall pay to the Adviser, and the Adviser agrees to accept, as full compensation for all services furnished or provided to such Fund pursuant to this Agreement, an annual management fee at the rate set forth in Schedule A to this Agreement.

          (b) The management fee shall be accrued daily by the Funds and paid to the Adviser on the first business day of the succeeding month.

          (c) The initial fee under this Agreement shall be payable on the first business day of the first month following the effective date of this Agreement and shall be prorated as set forth below. If this Agreement is terminated prior to the end of any month, the fee to the Adviser shall be prorated for the portion of any month in which this Agreement is in effect which is not a complete month according to the proportion which the number of calendar days in the month during which the Agreement is in effect bears to the number of calendar days in the month, and shall be payable within ten (10) days after the date of termination.

          (d) The management fee payable to the Adviser under this Agreement will be reduced to the extent of any receivable owed by the Adviser to a Fund and as required under any expense limitation applicable to such Fund.

          (e) The Adviser voluntarily may reduce any portion of the compensation or reimbursement of expenses due to it pursuant to this Agreement and may agree to make payments to limit the expenses which are the responsibility of the Funds under this Agreement. Any such reduction or payment shall be applicable only to such specific reduction or payment and shall not constitute an agreement to reduce any future compensation or reimbursement due to the Adviser hereunder or to continue future payments. Any such reduction will be agreed to prior to accrual of the related expense or fee and will be estimated daily and reconciled and paid on a monthly basis.

          (f) Any such reductions made by the Adviser in its management fees or payment of expenses which are a Fund's obligation are subject to reimbursement by the Fund to the Adviser, if so requested by the Adviser, in any subsequent month in the three year period from the date of the management fee reduction and/or expense payment if the aggregate amount actually paid by the Fund toward the operating expenses for such month (taking into account the reimbursement) will not cause a Fund to exceed the lesser of: (1) the expense limitation in place at the time of the management fee reduction and/or expense payment; or
(2) the expense limitation in place at the time of the reimbursement. Any such reimbursement is also contingent upon the Board of Trustees' quarterly review and approval. Such reimbursement may not be paid prior to a Fund's payment of current ordinary operating expenses.

          (g) The Adviser may agree not to require payment of any portion of the compensation or reimbursement of expenses otherwise due to it pursuant to this Agreement. Any such agreement shall be applicable only with respect to the specific items covered thereby and shall not constitute an agreement not to require payment of any future compensation or reimbursement due to the Adviser hereunder.

          8. NO SHORTING; NO BORROWING. The Adviser agrees that neither it nor any of its officers or employees shall take any short position in the shares of the Funds. This prohibition shall not prevent the purchase of such shares by any of the officers or employees of the Adviser or any trust, pension, profit-sharing or other benefit plan for such persons or affiliates thereof, at a price not less than the net asset value thereof at the time of purchase, as allowed pursuant to rules promulgated under the Investment Company Act. The Adviser agrees that neither it nor any of its officers or employees shall borrow from the Funds or pledge or use the Funds' assets in connection with any borrowing not directly for the Funds' benefit. For this purpose, failure to pay any amount due and payable to a Fund for a period of more than thirty (30) days' shall constitute a borrowing.

          9. CONFLICTS WITH TRUST'S GOVERNING DOCUMENTS AND APPLICABLE LAWS. Nothing herein contained shall be deemed to require the Trust or the Funds to take any action contrary to the Trust's Agreement and Declaration of Trust, By-Laws, or any applicable statute or regulation, or to relieve or deprive the Board of Trustees of its responsibility for and control of the conduct of the affairs of the Trust and Funds. In this connection, the Adviser acknowledges that the Trustees retain ultimate plenary authority over the Funds and may take any and all actions necessary and reasonable to protect the interests of shareholders.

          10. REPORTS AND ACCESS.

          (a) The Adviser agrees to supply such information to the Funds' administrator and to permit such compliance inspections by the Funds' administrator as shall be reasonably necessary to permit the administrator to satisfy its obligations and respond to the reasonable requests of the Board of Trustees.

          (b) The Trust agrees to provide the Adviser such information about the Trust and the Funds as is necessary and appropriate for the Adviser to perform its services hereunder. Such information includes, but is not limited to, the Trust's Declaration of Trust and By-Laws and all compliance policies and procedures of the Trust. The Trust agrees to provide to the Adviser promptly any amendment to the foregoing and, if any such amendment would materially affect the services to be provided by the Adviser hereunder, the Trust agrees to provide the amendment to the Adviser prior to its adoption by the Board of Trustees.

          (c) The Trust represents and warrants that this Agreement has been authorized by the Board of Trustees and by shareholders in accordance with applicable law.

          11. ADVISER'S LIABILITIES AND INDEMNIFICATION.

          (a) The Adviser shall have responsibility for the accuracy and completeness (and liability for the lack thereof) of the statements in the Funds' offering materials (including the prospectus, the statement of additional information, and advertising and sales materials), except for information supplied by the administrator or the Trust or another third party for inclusion therein.

          (b) The Adviser shall be liable to the Funds for any loss (including brokerage charges) incurred by the Funds as a result of any improper investment made by the Adviser in contradiction of the Investment Policies.

          (c) In the absence of willful misfeasance, bad faith, negligence, or reckless disregard of the obligations or duties hereunder on the part of the Adviser, the Adviser shall not be subject to liability to the Trust or the Funds or to any shareholder of the Funds for any act or omission in the course of, or connected with, rendering services hereunder or for any losses that may be sustained in the purchase, holding or sale of any security by the Funds. Notwithstanding the foregoing, federal securities laws and certain state laws impose liabilities under certain circumstances on persons who have acted in good faith, and therefore nothing herein shall in any way constitute a waiver or limitation of any rights which the Trust, the Funds or any shareholder of the Funds may have under any federal securities law or state law.

          (d) Each party to this Agreement shall indemnify and hold harmless the other party and the shareholders, directors, officers and employees of the other party (any such person, an "Indemnified Party") against any loss, liability, claim, damage or expense (including the reasonable cost of investigating and defending any alleged loss, liability, claim, damage or expenses and reasonable counsel fees incurred in connection therewith) arising out of the Indemnified Party's performance or non-performance of any duties under this Agreement; provided, however, that nothing herein shall be deemed to protect any Indemnified Party against any liability to which such Indemnified Party would otherwise be subject by reason of willful misfeasance, bad faith or negligence in the performance of duties hereunder or by reason of reckless disregard of obligations and duties under this Agreement.

          (e) No provision of this Agreement shall be construed to protect any Trustee or officer of the Trust, or officer of the Adviser, from liability in violation of Sections 17(h) and (i) of the Investment Company Act.

          12. NON-EXCLUSIVITY; TRADING FOR ADVISER'S OWN ACCOUNT. The Trust's employment of the Adviser is not an exclusive arrangement. The Trust may from time to time employ other individuals or entities to furnish it with the services provided for herein. Likewise, the Adviser may act as investment adviser for any other person, and shall not in any way be limited or restricted from buying, selling or trading any securities for its or their own accounts or the accounts of others for whom it or they may be acting; provided, however, that the Adviser expressly represents that it will undertake no activities which will adversely affect the performance of its obligations to the Funds under this Agreement, and provided further that the Adviser will adhere to a code of ethics governing employee trading and trading for proprietary accounts that conforms to the requirements of the Investment Company Act and the Advisers Act and has been approved by the Board of Trustees.

          13. TRANSACTIONS WITH OTHER INVESTMENT ADVISERS. The Adviser is not an affiliated person of any investment adviser responsible for providing advice with respect to any other series of the Trust, or of any promoter, underwriter, officer, director, member of an advisory board or employee of any other series of the Trust. The Adviser shall not consult with the investment adviser of any other series of the Trust concerning transactions for the Funds or any other series of the Trust.

          14. TERM. This Agreement shall become effective at the time at the time a Fund receives an affirmative vote of a majority of the outstanding voting securities of the Fund and shall continue for an initial term of two years thereafter, unless sooner terminated as hereinafter provided. This Agreement shall continue in effect thereafter for additional periods not exceeding one year so long as such continuation is approved for each Fund at least annually by (i) the Board of Trustees or by the vote of a majority of the outstanding voting securities of the Fund and (ii) the vote of a majority of the Trustees of the Trust who are not parties to this Agreement nor interested persons thereof, cast in person at a meeting called for the purpose of voting on such approval. The terms "majority of the outstanding voting securities" and "interested persons" shall have the meanings as set forth in the Investment Company Act.

          15. RIGHT TO USE NAME.

          (a) The Adviser warrants that each Fund's name is not deceptive or misleading. Any concern regarding copyright, trademark, or patent infringement with respect to the name used by a Fund shall be resolved by the Adviser. The Adviser shall at all times have all rights in and to the Fund's name, as listed on Schedule A hereto, or any name derived from using the name "AT Investment Advisers". The Funds shall have a license to use, but have no other rights in or to, the name "AT Investment Advisers" only for so long as this Agreement or any extension, renewal or amendment hereof remains in effect. Within sixty (60) days from such time as this Agreement shall no longer be in effect, the Fund shall cease to use such a name or any other name connected with the Adviser.

          (b) It is understood and hereby agreed that the name "Trust for Professional Managers" or "TPM" is the property of the Trust for trademark and all other purposes. The Adviser undertakes and agrees that, in the event that the Adviser shall cease to act as investment adviser to the Funds, the Adviser shall promptly take all necessary and appropriate action to discontinue use of the Trust's name and will further refrain from using the Trust's name; provided, however, that the Adviser may continue to use the Trust's name for the sole purpose of identifying the Trust as an account formerly managed by the Adviser or as otherwise consented to by the Trust in writing prior to such use.

          16. TERMINATION; NO ASSIGNMENT.

          (a) This Agreement may be terminated by the Trust on behalf of a Fund at any time without payment of any penalty, by the Board of Trustees or by vote of a majority of the outstanding voting securities of a Fund, upon sixty (60) days' written notice to the Adviser, and by the Adviser upon sixty (60) days' written notice to such Fund. In the event of a termination, the Adviser shall cooperate in the orderly transfer of the Fund's affairs and, at the request of the Board of Trustees, transfer any and all books and records of the Fund maintained by the Adviser on behalf of the Fund.

          (b) This Agreement shall terminate automatically in the event of any transfer or assignment thereof, as defined in the Investment Company Act.

          17. NONPUBLIC PERSONAL INFORMATION. Notwithstanding any provision herein to the contrary, the Adviser agrees on behalf of itself and its directors, trustees, managers, members, shareholders, officers, and employees
(1) to treat confidentially and as proprietary information of the Trust (a) all records and other information relative to the Funds' prior, present, or potential shareholders (and clients of said shareholders) and (b) any Nonpublic Personal Information, as defined under Section 248.3(t) of Regulation S-P ("Regulation S-P"), promulgated under the Gramm-Leach-Bliley Act (the "G-L-B Act"), and (2) except after prior notification to and approval in writing by the Trust, not to use such records and information for any purpose other than the performance of its responsibilities and duties hereunder, or as otherwise permitted by Regulation S-P or the G-L-B Act, and if in compliance therewith, the privacy policies adopted by the Trust and communicated in writing to the Adviser. Such written approval shall not be unreasonably withheld by the Trust and may not be withheld where the Adviser may be exposed to civil or criminal contempt or other proceedings for failure to comply after being requested to divulge such information by duly constituted authorities.

          18. ANTI-MONEY LAUNDERING COMPLIANCE. The Adviser acknowledges that, in compliance with the Bank Secrecy Act, as amended, the USA PATRIOT Act, and any implementing regulations thereunder (together, "AML Laws"), the Trust has adopted an Anti-Money Laundering Policy. The Adviser agrees to comply with the Trust's Anti-Money Laundering Policy and the AML Laws, as the same may apply to the Adviser, now and in the future. The Adviser further agrees to provide to the Trust and/or the Fund's administrator such reports, certifications and contractual assurances as may be reasonably requested by the Trust. The Trust may disclose information regarding the Adviser to governmental and/or regulatory or self-regulatory authorities to the extent required by applicable law or regulation and may file reports with such authorities as may be required by applicable law or regulation.

          19. CERTIFICATIONS; DISCLOSURE CONTROLS AND PROCEDURES. The Adviser acknowledges that, in compliance with the Sarbanes-Oxley Act of 2002 (the "Sarbanes-Oxley Act"), and the implementing regulations promulgated thereunder, the Trust and the Funds are required to make certain certifications and have adopted disclosure controls and procedures. To the extent reasonably requested by the Trust, the Adviser agrees to use its best efforts to assist the Trust and the Funds in complying with the Sarbanes-Oxley Act and implementing the Trust's disclosure controls and procedures. The Adviser agrees to inform the Trust of any material development related to the Funds that the Adviser reasonably believes is relevant to the Funds' certification obligations under the Sarbanes-Oxley Act.

          20. SEVERABILITY. If any provision of this Agreement shall be held or made invalid by a court decision, statute or rule, or shall be otherwise rendered invalid, the remainder of this Agreement shall not be affected thereby.

          21. CAPTIONS. The captions in this Agreement are included for convenience of reference only and in no way define or limit any of the provisions hereof or otherwise affect their construction or effect.

          22. GOVERNING LAW. This Agreement shall be governed by, and construed in accordance with, the laws of the State of Wisconsin without giving effect to the conflict of laws principles thereof; provided that nothing herein shall be construed to preempt, or to be inconsistent with, any federal law, regulation or rule, including the Investment Company Act and the Advisers Act and any rules and regulations promulgated thereunder.

          IN WITNESS WHEREOF, the parties hereto have caused this Agreement to be duly executed by their duly authorized officers, all on the day and year first above written.


TRUST FOR PROFESSIONAL MANAGERS                AT INVESTMENT ADVISERS, INC.
on behalf its series listed on Schedule A

By: ________________                           By: _____________________
Name: John P. Buckel                           Name:
Title: President                               Title:

                                   SCHEDULE A

--------------------------------------------------------------------------------
SERIES OR FUND OF TRUST                          ANNUAL FEE RATE AS A PERCENTAGE
FOR PROFESSIONAL MANAGERS                        OF AVERAGE DAILY NET ASSETS
--------------------------------------------------------------------------------
Geneva Advisors All Cap Growth Fund              1.10%
--------------------------------------------------------------------------------
Geneva Advisors Equity Income Fund               1.10%
--------------------------------------------------------------------------------

                      STATEMENT OF ADDITIONAL INFORMATION

                               DECEMBER 18, 2017
                                     to the
                 REGISTRATION STATEMENT ON FORM N-14 FILED BY:

                        The Advisors' Inner Circle Fund
                            on behalf of its series
                             AT All Cap Growth Fund
                                      and
                             AT Equity Income Fund

                            One Freedom Valley Drive
                            Oaks, Pennsylvania 19456
                                 (866) 773-3238

    RELATING TO THE JANUARY 26, 2018 SPECIAL MEETING OF SHAREHOLDERS OF THE
                      GENEVA ADVISORS ALL CAP GROWTH FUND
                                      AND
                      GENEVA ADVISORS EQUITY INCOME FUND,
                each a series of Trust for Professional Managers

This Statement of Additional Information, which is not a prospectus, supplements and should be read in conjunction with the Proxy Statement/Prospectus dated
      December 18, 2017, relating specifically to the Special Meeting of Shareholders of the Geneva Advisors All Cap Growth Fund and Geneva Advisors
         Equity Income Fund to be held on January 26, 2018 (the "Proxy Statement/Prospectus"). Copies of the Proxy Statement/Prospectus may be obtained at no charge by writing to the AT All Cap Growth Fund or AT Equity Income Fund,
    One Freedom Valley Drive, Oaks, Pennsylvania 19456, or by calling (866)
                                   773-3238.

TABLE OF CONTENTS

                                                                            PAGE
General Information                                                          1
Incorporation by Reference                                                   1
PRO FORMA Financial Information                                              1

GENERAL INFORMATION

--------------------------------------------------------------------------------
TARGET FUND                                        CORRESPONDING ACQUIRING FUND
--------------------------------------------------------------------------------
Geneva Advisors All Cap Growth Fund                AT All Cap Growth Fund
--------------------------------------------------------------------------------
Geneva Advisors Equity Income Fund                 AT Equity Income Fund
--------------------------------------------------------------------------------

This Statement of Additional Information relates to (a) the acquisition of all of the assets and assumption of all of the liabilities of each Target Fund by its corresponding Acquiring Fund in exchange for Institutional Class Shares of the Acquiring Fund; (b) the distribution of such shares to the shareholders of the Target Fund; and (c) the liquidation and termination of the Target Fund (each, a "Reorganization"). Further information is included in the Proxy Statement/Prospectus and in the documents listed below, which are incorporated by reference into this Statement of Additional Information. Each Target Fund is a series of Trust for Professional Managers and each Acquiring Fund is a series of The Advisors' Inner Circle Fund.

INCORPORATION OF DOCUMENTS BY REFERENCE INTO THE STATEMENT OF ADDITIONAL INFORMATION

Because the Acquiring Funds were newly created for purposes of the Reorganizations, the Acquiring Funds have not published an annual or semiannual report to shareholders. This Statement of Additional Information incorporates by reference the following documents, which have been filed with the Securities and Exchange Commission and will be sent to any shareholder requesting this Statement of Additional Information:

1. Statement of Additional Information dated December 29, 2016 for Trust for Professional Managers, with respect to the Target Funds (filed via EDGAR on December 20, 2016, Accession No. 0000894189-16-013558) ("Target Funds
     SAI");

2. Supplement dated September 19, 2017 to the Target Funds SAI (filed via EDGAR on September 19, 2017, Accession No. 0000894189-17-004950);

3. Statement of Additional Information dated December 13, 2017 for The Advisors' Inner Circle Fund, with respect to the Acquiring Funds (filed via EDGAR on December 13, 2017, Accession No. 0001135428-17-001113); and

4. The audited financial statements and related report of the independent public accounting firm included in the Trust for Professional Managers Annual Report to Shareholders for the fiscal year ended August 31, 2017, with respect to the Target Funds (filed via EDGAR on November 3, 2017, Accession No. 0000898531-17-000541).

PRO FORMA FINANCIAL INFORMATION

Under the Agreement and Plan of Reorganization, each Target Fund is proposed to be reorganized into its corresponding Acquiring Fund. PRO FORMA financial information has not been prepared for either Reorganization because each Acquiring Fund is a newly organized shell series with no assets or liabilities that will commence investment operations upon completion of the applicable Reorganization and continue the operations of its corresponding Target Fund. Each Target Fund will be the accounting survivor after its respective Reorganization.

                           PART C: OTHER INFORMATION

ITEM 15. INDEMNIFICATION:

Article VIII of the Amended and Restated Agreement and Declaration of Trust filed as Exhibit (1)(a) to The Advisors' Inner Circle Fund's (the "Registrant") Registration Statement is incorporated herein by reference. Insofar as indemnification for liabilities arising under the Securities Act of 1933, as amended (the "1933 Act"), may be permitted to trustees, directors, officers and controlling persons of the Registrant by the Registrant pursuant to the Agreement and Declaration of Trust or otherwise, the Registrant is aware that in the opinion of the SEC, such indemnification is against public policy as expressed in the 1933 Act and, therefore, is unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by trustees, directors, officers or controlling persons of the Registrant in connection with the successful defense of any act, suit or proceeding) is asserted by such trustees, directors, officers or controlling persons in connection with the shares being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the 1933 Act and will be governed by the final adjudication of such issues.

ITEM 16. EXHIBITS:

There are references below to the Registrant's Registration Statement on Form N-1A (File Nos. 033-42484, 811-06400).

EXHIBIT NO.

(1)(a) Amended and Restated Agreement and Declaration of Trust of The Advisors' Inner Circle Fund (the "Registrant") dated July 18, 1991, as amended and restated February 18, 1997, is incorporated herein by reference to exhibit
(1)(b) of Post-Effective Amendment No. 28 to the Registrant's Registration Statement on Form N-1A (File No. 033-42484), filed with the U.S. Securities and Exchange Commission (the "SEC") via EDGAR Accession No. 0000950109-97-001691 on February 27, 1997.

(1)(b) Amendment No. 1, dated May 15, 2012, to the Registrant's Amended and Restated Agreement and Declaration of Trust dated July 18, 1991, as amended and restated February 18, 1997, is incorporated herein by reference to exhibit
(a)(2) of Post-Effective Amendment No. 190 to the Registrant's Registration Statement on Form N-1A (File No. 033-42484), filed with the SEC via EDGAR Accession No. 0001135428-12-000262 on May 23, 2012.

(2) Registrant's Second Amended and Restated By-Laws are incorporated herein by reference to exhibit (b) of Post-Effective Amendment No. 179 to the Registrant's Registration Statement on Form N-1A (File No. 033-42484), filed with the SEC via EDGAR Accession No. 0001135428-12-000087 on February 28,
2012.

(3) Not Applicable.

(4) Form of Agreement and Plan of Reorganization is attached as Exhibit D to the Proxy Statement/Prospectus contained in this Registration Statement.

(5)(a) See Article III of the Registrant's Amended and Restated Agreement and Declaration of Trust, which has been incorporated by reference in Exhibit
(1)(a) of this Registration Statement.

(5)(b) See Section 2 of the Registrant's Second Amended and Restated By-Laws, which has been incorporated by reference in Exhibit (2) of this Registration Statement.

(6)(a)(i) Investment Advisory Agreement, dated May 3, 1995, between the Registrant and First Manhattan Co. is incorporated herein by reference to exhibit (5)(g) of Post-Effective Amendment No. 24 to the Registrant's Registration Statement on Form N-1A (File No. 033-42484), filed with the SEC via EDGAR Accession No. 0000950109-96-001199 on February 28, 1996.

(6)(a)(ii) Amended and Restated Schedule, dated May 19, 1998, to the Investment Advisory Agreement, dated May 3, 1995, between the Registrant and First Manhattan Co. is incorporated herein by reference to exhibit (d)(9) of Post-Effective Amendment No. 34 to the Registrant's Registration Statement on Form N-1A (File No. 033-42484), filed with the SEC via EDGAR Accession No. 0001047469-98-021496 on May 21, 1998.

(6)(a)(iii) Investment Advisory Agreement, dated March 15, 1999, between the Registrant and LSV Asset Management is incorporated herein by reference to exhibit (d)(8) of Post-Effective Amendment No. 46 to the Registrant's Registration Statement on Form N-1A (File No. 033-42484), filed with the SEC via EDGAR Accession No. 0001135428-01-500070 on June 22, 2001.

(6)(a)(iv) Amended Schedule A, dated May 13, 2014, to the Investment Advisory Agreement, dated March 15, 1999, between the Registrant and LSV Asset Management is incorporated herein by reference to exhibit (d)(1)(v) of Post-Effective Amendment No. 235 to the Registrant's Registration Statement on Form N-1A (File No. 033-42484), filed with the SEC via EDGAR Accession No. 0001135428-14-000403 on June 10, 2014.

(6)(a)(v) Investment Advisory Agreement, dated June 24, 2002, between the Registrant and Acadian Asset Management LLC (formerly, Acadian Asset Management, Inc.) is incorporated herein by reference to exhibit (d)(17) of Post-Effective Amendment No. 55 to the Registrant's Registration Statement on Form N-1A (File No. 033-42484), filed with the SEC via EDGAR Accession No. 0001135428-02-000263 on August 30, 2002.

(6)(a)(vi) Amended Schedule A to the Investment Advisory Agreement, dated June 24, 2002, between the Registrant and Acadian Asset Management LLC (formerly, Acadian Asset Management, Inc.) is incorporated herein by reference to exhibit
(d)(12) of Post-Effective Amendment No. 127 to the Registrant's Registration Statement on Form N-1A (File No. 033-42484), filed with the SEC via EDGAR Accession No. 0001135428-10- 000392 on September 3, 2010.

(6)(a)(vii) Investment Advisory Agreement, dated June 24, 2002, between the Registrant and Cambiar Investors, LLC is incorporated herein by reference to exhibit (d)(19) of Post-Effective Amendment No. 55 to the Registrant's Registration Statement on Form N-1A (File No. 033-42484), filed with the SEC via EDGAR Accession No. 0001135428-02-000263 on August 30, 2002.

(6)(a)(viii) Amended Schedule A, dated August 30, 2016, to the Investment Advisory Agreement, dated June 24, 2002, between the Registrant and Cambiar Investors, LLC is incorporated herein by reference to exhibit (d)(1)(viii) of Post-Effective Amendment No. 267 to the Registrant's Registration Statement on Form N-1A (File No. 033-42484), filed with the SEC via EDGAR Accession No. 0001135428-16-001529 on August 26, 2016.

(6)(a)(ix) Investment Advisory Agreement, dated June 24, 2002, between the Registrant and Investment Counselors of Maryland, LLC is incorporated herein by reference to exhibit (d)(23) of Post-Effective Amendment No. 55 to the Registrant's Registration Statement on Form N-1A (File No. 033-42484), filed with the SEC via EDGAR Accession No. 0001135428-02-000263 on August 30, 2002.

(6)(a)(x) Investment Advisory Agreement, dated June 24, 2002, between the Registrant and C.S. McKee, L.P. is incorporated herein by reference to exhibit
(d)(24) of Post-Effective Amendment No. 55 to the Registrant's Registration Statement on Form N-1A (File No. 033-42484), filed with the SEC via EDGAR Accession No. 0001135428-02-000263 on August 30, 2002.

(6)(a)(xi) Investment Advisory Agreement, dated October 10, 2016, between the Registrant and Rice Hall James & Associates LLC is incorporated herein by reference to exhibit (d)(1)(xi) of Post-Effective Amendment No. 277 to the Registrant's Registration Statement on Form N-1A (File No. 033-42484), filed with the SEC via EDGAR Accession No. 0001135428-17-000154 on February 28, 2017.

(6)(a)(xii) Investment Advisory Agreement, dated June 24, 2002, between the Registrant and Thompson, Siegel & Walmsley LLC (formerly, Thompson, Siegel & Walmsley, Inc.) is incorporated herein by reference to exhibit (d)(27) of Post-Effective Amendment No. 55 to the Registrant's Registration Statement on Form N-1A (File No. 033-42484), filed with the SEC via EDGAR Accession No. 0001135428-02-000263 on August 30, 2002.

(6)(a)(xiii) Amendment and Revised Schedule A, dated June 1, 2010, to the Investment Advisory Agreement, dated June 24, 2002, between the Registrant and Thompson, Siegel & Walmsley LLC (formerly, Thompson, Siegel & Walmsley, Inc.) is incorporated herein by reference to exhibit (d)(21) of Post-Effective Amendment No. 126 to the Registrant's Registration Statement on Form N-1A (File No. 033-42484), filed with the SEC via EDGAR Accession No. 0001135428-10-000336 on August 30, 2010.

(6)(a)(xiv) Investment Advisory Agreement, dated May 28, 2004, between the Registrant and Haverford Investment Management, Inc. is incorporated herein by reference to exhibit (d)(30) of Post-Effective Amendment No. 79 to the Registrant's Registration Statement on Form N-1A (File No. 033-42484), filed with the SEC via EDGAR Accession No. 0001135428-05-000093 on February 25, 2005.

(6)(a)(xv) Investment Advisory Agreement, dated December 16, 2005, between the Registrant and Westwood Management Corp. is incorporated herein by reference to exhibit (d)(28) of Post-Effective Amendment No. 88 to the Registrant's Registration Statement on Form N-1A (File No. 033-42484), filed with the SEC via EDGAR Accession No. 0001135428-06-000081 on February 28, 2006.

(6)(a)(xvi) Amended Schedule A, dated December 30, 2016, to the Investment Advisory Agreement, dated December 16, 2005, between the Registrant and Westwood Management Corp., is incorporated herein by reference to exhibit
(d)(1)(xvi) of Post-Effective Amendment No. 275 to the Registrant's Registration Statement on Form N-1A (File No. 033-42484), filed with the SEC via EDGAR Accession No. 0001135428-16-001950 on December 30, 2016.

(6)(a)(xvii) Investment Advisory Agreement, dated February 27, 2006, between the Registrant and Edgewood Management LLC is incorporated herein by reference to exhibit (d)(33) of Post-Effective Amendment No. 95 to the Registrant's Registration Statement on Form N-1A (File No. 033-42484), filed with the SEC via EDGAR Accession No. 0001135428-07-000007 on January 12, 2007.

(6)(a)(xviii) Investment Advisory Agreement, dated March 10, 2010, between the Registrant and Sands Capital Management, LLC is incorporated herein by reference to exhibit (d)(30) of Post-Effective Amendment No. 123 to the Registrant's Registration Statement on Form N-1A (File No. 033-42484), filed with the SEC via EDGAR Accession No. 0001135428-10-000173 on April 30, 2010.

(6)(a)(xix) Investment Advisory Agreement, dated March 24, 2011, between the Registrant and AlphaOne Investment Services, LLC is incorporated herein by reference to exhibit (d)(35) of Post-Effective Amendment No. 206 to the Registrant's Registration Statement on Form N-1A (File No. 033-42484), filed with the SEC via EDGAR Accession No. 0001135428-13-000118 on March 1, 2013.

(6)(a)(xx) Amended Schedule A, dated [ ], to the Investment Advisory Agreement, dated March 24, 2011, between the Registrant and AlphaOne Investment Services, LLC, to be filed by amendment.

(6)(a)(xxi) Investment Advisory Agreement, dated June 20, 2011, between the Registrant and Loomis, Sayles & Company, L.P. is incorporated herein by reference to exhibit (d)(37) of Post-Effective

Amendment No. 206 to the Registrant's Registration Statement on Form N-1A (File No. 033-42484), filed with the SEC via EDGAR Accession No. 0001135428-13-000118 on March 1, 2013.

(6)(a)(xxii) Investment Advisory Agreement, dated February 20, 2012, between the Registrant and Hamlin Capital Management, LLC is incorporated herein by reference to exhibit (d)(45) of Post-Effective Amendment No. 183 to the Registrant's Registration Statement on Form N-1A (File No. 033-42484), filed with the SEC via EDGAR Accession No. 0001135428-12-000195 on March 28, 2012.

(6)(a)(xxiii) Investment Advisory Agreement, dated February 3, 2012, between the Trust and Thomson Horstmann & Bryant, Inc. is incorporated herein by reference to exhibit (d)(45) of Post-Effective Amendment No. 206 to the Registrant's Registration Statement on Form N-1A (File No. 033-42484), filed with the SEC via EDGAR Accession No. 0001135428-13-000118 on March 1, 2013.

(6)(a)(xxiv) Amended Schedule A to the Investment Advisory Agreement, dated February 3, 2012, between the Trust and Thomson Horstmann & Bryant, Inc. is incorporated herein by reference to exhibit (d)(49) of Post-Effective Amendment No. 225 to the Registrant's Registration Statement on Form N-1A (File No. 033-42484), filed with the SEC via EDGAR Accession No. 0001135428-13-000589 on October 9, 2013.

(6)(a)(xxv) Investment Advisory Agreement, dated May 1, 2014, between the Registrant and Cornerstone Advisors, Inc. is incorporated herein by reference to exhibit (d)(1)(xxviii) of Post-Effective Amendment No. 236 to the Registrant's Registration Statement on Form N-1A (File No. 033-42484), filed with the SEC via EDGAR Accession No. 0001135428-14-000442 on June 24, 2014.

(6)(a)(xxvi) Amended Schedule A, dated August 30, 2016, to the Investment Advisory Agreement, dated May 1, 2014, between the Registrant and Cornerstone Advisors, Inc. is incorporated herein by reference to exhibit (d)(1)(xxvii) of Post-Effective Amendment No. 266 to the Registrant's Registration Statement on Form N-1A (File No. 033-42484), filed with the SEC via EDGAR Accession No. 0001135428-16-001507 on August 24, 2016.

(6)(a)(xxvii) Investment Advisory Agreement, dated January 31, 2013, between the Registrant and Harvest Global Investments Limited is incorporated herein by reference to exhibit (d)(1)(xxix) of Post-Effective Amendment No. 236 to the Registrant's Registration Statement on Form N-1A (File No. 033-42484), filed with the SEC via EDGAR Accession No. 0001135428-14-000442 on June 24, 2014.

(6)(a)(xxviii) Investment Advisory Agreement, dated September 3, 2013, between the Registrant and AT Investment Advisers, Inc. (formerly, Stein Roe Investment Counsel, Inc.) is incorporated herein by reference to exhibit (d)(1)(xxx) of Post-Effective Amendment No. 236 to the Registrant's Registration Statement on Form N-1A (File No. 033-42484), filed with the SEC via EDGAR Accession No. 0001135428-14-000442 on June 24, 2014.

(6)(a)(xxix) Amended Schedule A, dated December 13, 2017, to the Investment Advisory Agreement, dated September 13, 2013, between the Registrant and AT Investment Advisers, Inc. (formerly, Stein Roe Investment Counsel, Inc.), to be filed by amendment.

(6)(a)(xxx) Investment Advisory Agreement, dated July 3, 2013, between the Registrant and Fayez Sarofim & Co. is incorporated herein by reference to exhibit (d)(74) of Post-Effective Amendment No. 219 to the Registrant's Registration Statement on Form N-1A (File No. 033-42484), filed with the SEC via EDGAR Accession No. 0001135428-13-000386 on July 26, 2013.

(6)(b)(i) Investment Sub-Advisory Agreement, dated December 27, 2011, between Westwood Management Corp. and SKY Harbor Capital Management, LLC, relating to the Westwood Short Duration High Yield Fund and Westwood Opportunistic High Yield Fund, is incorporated herein by reference to exhibit (d)(29) of Post-Effective Amendment No. 206 to the Registrant's Registration

Statement on Form N-1A (File No. 033-42484), filed with the SEC via EDGAR Accession No. 0001135428-13-000118 on March 1, 2013.

(6)(b)(ii) Amended Schedule A, dated November 17, 2014, to the Investment Sub-Advisory Agreement, dated December 27, 2011, between Westwood Management Corp. and SKY Harbor Capital Management, LLC, relating to the Westwood Short Duration High Yield Fund and Westwood Opportunistic High Yield Fund, is incorporated herein by reference to exhibit (d)(2)(ii) of Post-Effective Amendment No. 248 to the Registrant's Registration Statement on Form N-1A (File No. 033-42484), filed with the SEC via EDGAR Accession No. 0001135428-14-000803 on December 29, 2014.

(6)(b)(iii) Investment Sub-Advisory Agreement, dated May 1, 2014, between Cornerstone Advisors, Inc. and Parametric Portfolio Associates([R]) LLC, relating to the Cornerstone Advisors Global Public Equity Fund, is incorporated herein by reference to exhibit (d)(2)(ii) of Post-Effective Amendment No. 239 to the Registrant's Registration Statement on Form N-1A (File No. 033-42484), filed with the SEC via EDGAR Accession No. 0001135428-14-000551 on August 28, 2014.

(6)(b)(iv) Investment Sub-Advisory Agreement, dated May 1, 2014, between Cornerstone Advisors, Inc. and LSV Asset Management, relating to the Cornerstone Advisors Global Public Equity Fund, is incorporated herein by reference to exhibit (d)(2)(iii) of Post-Effective Amendment No. 239 to the Registrant's Registration Statement on Form N-1A (File No. 033-42484), filed with the SEC via EDGAR Accession No. 0001135428-14-000551 on August 28, 2014.

(6)(b)(v) Investment Sub-Advisory Agreement, dated May 1, 2014, between Cornerstone Advisors, Inc. and Harris Associates L.P., relating to the Cornerstone Advisors Global Public Equity Fund, is incorporated herein by reference to exhibit (d)(2)(iv) of Post-Effective Amendment No. 239 to the Registrant's Registration Statement on Form N-1A (File No. 033-42484), filed with the SEC via EDGAR Accession No. 0001135428-14-000551 on August 28, 2014.

(6)(b)(vi) Investment Sub-Advisory Agreement, dated May 1, 2014, between Cornerstone Advisors, Inc. and Thornburg Investment Management, Inc., relating to the Cornerstone Advisors Global Public Equity Fund, is incorporated herein by reference to exhibit (d)(2)(v) of Post-Effective Amendment No. 239 to the Registrant's Registration Statement on Form N-1A (File No. 033-42484), filed with the SEC via EDGAR Accession No. 0001135428-14-000551 on August 28, 2014.

(6)(b)(vii) Investment Sub-Advisory Agreement, dated May 1, 2014, between Cornerstone Advisors, Inc. and Marsico Capital Management, LLC, relating to the Cornerstone Advisors Global Public Equity Fund, is incorporated herein by reference to exhibit (d)(2)(vi) of Post-Effective Amendment No. 239 to the Registrant's Registration Statement on Form N-1A (File No. 033-42484), filed with the SEC via EDGAR Accession No. 0001135428-14-000551 on August 28, 2014.

(6)(b)(viii) Investment Sub-Advisory Agreement, dated May 1, 2014, between Cornerstone Advisors, Inc. and Cramer Rosenthal McGlynn LLC, relating to the Cornerstone Advisors Global Public Equity Fund, is incorporated herein by reference to exhibit (d)(2)(viii) of Post-Effective Amendment No. 239 to the Registrant's Registration Statement on Form N-1A (File No. 033-42484), filed with the SEC via EDGAR Accession No. 0001135428-14-000551 on August 28, 2014.

(6)(b)(ix) Investment Sub-Advisory Agreement, dated May 1, 2014, between Cornerstone Advisors, Inc. and Fairpointe Capital LLC, relating to the Cornerstone Advisors Global Public Equity Fund, is incorporated herein by reference to exhibit (d)(2)(ix) of Post-Effective Amendment No. 239 to the Registrant's Registration Statement on Form N-1A (File No. 033-42484), filed with the SEC via EDGAR Accession No. 0001135428-14-000551 on August 28, 2014.

(6)(b)(x) Investment Sub-Advisory Agreement, dated May 1, 2014, between Cornerstone Advisors, Inc. and Phocas Financial Corporation, relating to the Cornerstone Advisors Global Public Equity Fund, is incorporated herein by reference to exhibit (d)(2)(x) of Post-Effective Amendment No. 239 to the Registrant's Registration Statement on Form N-1A (File No. 033-42484), filed with the SEC via EDGAR Accession No. 0001135428-14-000551 on August 28, 2014.

(6)(b)(xi) Investment Sub-Advisory Agreement, dated May 1, 2014, between Cornerstone Advisors, Inc. and Allianz Global Investors U.S. LLC, relating to the Cornerstone Advisors Global Public Equity Fund, is incorporated herein by reference to exhibit (d)(2)(xi) of Post-Effective Amendment No. 239 to the Registrant's Registration Statement on Form N-1A (File No. 033-42484), filed with the SEC via EDGAR Accession No. 0001135428-14-000551 on August 28, 2014.

(6)(b)(xii) Investment Sub-Advisory Agreement, dated May 1, 2014, between Cornerstone Advisors, Inc. and Acadian Asset Management LLC, relating to the Cornerstone Advisors Global Public Equity Fund, is incorporated herein by reference to exhibit (d)(2)(xii) of Post-Effective Amendment No. 239 to the Registrant's Registration Statement on Form N-1A (File No. 033-42484), filed with the SEC via EDGAR Accession No. 0001135428-14-000551 on August 28, 2014.

(6)(b)(xiii) Investment Sub-Advisory Agreement, dated May 1, 2014, between Cornerstone Advisors, Inc. and Driehaus Capital Management LLC, relating to the Cornerstone Advisors Global Public Equity Fund, is incorporated herein by reference to exhibit (d)(2)(xiii) of Post-Effective Amendment No. 239 to the Registrant's Registration Statement on Form N-1A (File No. 033-42484), filed with the SEC via EDGAR Accession No. 0001135428-14-000551 on August 28, 2014.

(6)(b)(xiv) Investment Sub-Advisory Agreement, dated May 1, 2014, between Cornerstone Advisors, Inc. and OFI SteelPath, Inc., relating to the Cornerstone Advisors Income Opportunities Fund, is incorporated herein by reference to exhibit (d)(2)(xiv) of Post-Effective Amendment No. 239 to the Registrant's Registration Statement on Form N-1A (File No. 033-42484), filed with the SEC via EDGAR Accession No. 0001135428-14-000551 on August 28, 2014.

(6)(b)(xv) Amendment, dated May 18, 2016, to the Investment Sub-Advisory Agreement between Cornerstone Advisors, Inc. and OFI SteelPath, Inc., relating to the Cornerstone Advisors Income Opportunities Fund, is incorporated herein by reference to exhibit (d)(2)(xv) of Post-Effective Amendment No. 277 to the Registrant's Registration Statement on Form N-1A (File No. 033-42484), filed with the SEC via EDGAR Accession No. 0001135428-17-000154 on February 28, 2017.

(6)(b)(xvi) Investment Sub-Advisory Agreement, dated May 1, 2014, between Cornerstone Advisors, Inc. and ClariVest Asset Management LLC, relating to the Cornerstone Advisors Public Alternatives Fund and Cornerstone Advisors Global Public Equity Fund, is incorporated herein by reference to exhibit (d)(2)(xvi) of Post-Effective Amendment No. 239 to the Registrant's Registration Statement on Form N-1A (File No. 033-42484), filed with the SEC via EDGAR Accession No. 0001135428-14-000551 on August 28, 2014.

(6)(b)(xvii) Amended Schedule A, dated December 15, 2014, to the Investment Sub-Advisory Agreement, dated May 1, 2014, between Cornerstone Advisors, Inc. and ClariVest Asset Management LLC, relating to the Cornerstone Advisors Public Alternatives Fund and Cornerstone Advisors Global Public Equity Fund, is incorporated herein by reference to exhibit (d)(2)(xvii) of Post-Effective Amendment No. 261 to the Registrant's Registration Statement on Form N-1A (File No. 033-42484), filed with the SEC via EDGAR Accession No. 0001135428-16-001069 on February 26, 2016.

(6)(b)(xviii) Investment Sub-Advisory Agreement, dated May 1, 2014, between Cornerstone Advisors, Inc. and Kayne Anderson Capital Advisors, L.P., relating to the Cornerstone Advisors Real Assets Fund, is incorporated herein by reference to exhibit (d)(2)(xvii) of Post-Effective Amendment No. 239 to the Registrant's Registration Statement on Form N-1A (File No. 033-42484), filed with the SEC via EDGAR Accession No. 0001135428-14-000551 on August 28, 2014.

(6)(b)(xix) Amendment, dated September 1, 2016, to the Investment Sub-Advisory Agreement, dated May 1, 2014, between Cornerstone Advisors, Inc. and Kayne Anderson Capital Advisors, L.P., relating to the Cornerstone Advisors Real Assets Fund, is incorporated herein by reference to exhibit (d)(2)(xviii) of Post-Effective Amendment No. 272 to the Registrant's Registration Statement on Form N-1A (File No. 033-42484), filed with the SEC via EDGAR Accession No. 0001135428-16-001815 on October 31, 2016.

(6)(b)(xx) Investment Sub-Advisory Agreement, dated May 1, 2014, between Cornerstone Advisors, Inc. and BlackRock Financial Management, LLC, relating to the Cornerstone Advisors Real Assets Fund, is incorporated herein by reference to exhibit (d)(2)(xviii) of Post-Effective Amendment No. 239 to the Registrant's Registration Statement on Form N-1A (File No. 033-42484), filed with the SEC via EDGAR Accession No. 0001135428-14-000551 on August 28, 2014.

(6)(b)(xxi) Investment Sub-Advisory Agreement, dated September 5, 2014, between Cornerstone Advisors, Inc. and Numeric Investors, LLC, relating to the Cornerstone Advisors Global Public Equity Fund and Cornerstone Advisors Public Alternatives Fund, is incorporated herein by reference to exhibit (d)(2)(xx) of Post-Effective Amendment No. 272 to the Registrant's Registration Statement on Form N-1A (File No. 033-42484), filed with the SEC via EDGAR Accession No. 0001135428-16-001815 on October 31, 2016.

(6)(b)(xxii) Amended and Restated Schedule A, dated November 16, 2016, to the Investment Sub-Advisory Agreement, dated September 5, 2014, between Cornerstone Advisors, Inc. and Numeric Investors, LLC, relating to the Cornerstone Advisors Global Public Equity Fund and Cornerstone Advisors Public Alternatives Fund, is incorporated herein by reference to exhibit (d)(2)(xxii) of Post-Effective Amendment No. 277 to the Registrant's Registration Statement on Form N-1A (File No. 033-42484), filed with the SEC via EDGAR Accession No. 0001135428-17-000154 on February 28, 2017.

(6)(b)(xxiii) Investment Sub-Advisory Agreement, dated May 1, 2014, between Cornerstone Advisors, Inc. and Strategic Income Management, LLC, relating to the Cornerstone Advisors Income Opportunities Fund, is incorporated herein by reference to exhibit (d)(2)(xx) of Post-Effective Amendment No. 239 to the Registrant's Registration Statement on Form N-1A (File No. 033-42484), filed with the SEC via EDGAR Accession No. 0001135428-14-000551 on August 28, 2014.

(6)(b)(xxiv) Investment Sub-Advisory Agreement, dated June 3, 2014, between Cornerstone Advisors, Inc. and AJO, LP, relating to the Cornerstone Advisors Public Alternatives Fund, is incorporated herein by reference to exhibit
(d)(2)(xxi) of Post-Effective Amendment No. 239 to the Registrant's Registration Statement on Form N-1A (File No. 033-42484), filed with the SEC via EDGAR Accession No. 0001135428-14-000551 on August 28, 2014.

(6)(b)(xxv) Amended Schedule A, dated August 31, 2015, to the Investment Sub-Advisory Agreement, dated June 3, 2014, between Cornerstone Advisors, Inc. and AJO, LP, relating to the Cornerstone Advisors Public Alternatives Fund, is incorporated herein by reference to exhibit (d)(2)(xxiii) of Post-Effective Amendment No. 261 to the Registrant's Registration Statement on Form N-1A (File No. 033-42484), filed with the SEC via EDGAR Accession No. 0001135428-16-001069 on February 26, 2016.

(6)(b)(xxvi) Investment Sub-Advisory Agreement, dated June 3, 2014, between Cornerstone Advisors, Inc. and Wells Fargo Portfolio Risk Advisors, a Division of Structured Asset Investors, LLC, relating to the Cornerstone Advisors Public Alternatives Fund, is incorporated herein by reference to exhibit (d)(2)(xxii) of Post-Effective Amendment No. 239 to the Registrant's Registration Statement on Form N-1A (File No. 033-42484), filed with the SEC via EDGAR Accession No. 0001135428-14-000551 on August 28, 2014.

(6)(b)(xxvii) Investment Sub-Advisory Agreement, dated January 15, 2016, between Cornerstone Advisors, Inc. and Robert W. Baird & Co. Incorporated, relating to the Cornerstone Advisors Global Public Equity Fund, is incorporated herein by reference to exhibit (d)(2)(xxv) of Post-Effective

Amendment No. 263 to the Registrant's Registration Statement on Form N-1A (File No. 033-42484), filed with the SEC via EDGAR Accession No. 0001135428-16-001304 on April 29, 2016.

(6)(b)(xxviii) Investment Sub-Advisory Agreement, dated August 24, 2016, between Cornerstone Advisors, Inc. and Franklin Advisers, Inc., relating to the Cornerstone Advisors Core Plus Bond Fund, is incorporated herein by reference to exhibit (d)(2)(xxvi) of Post-Effective Amendment No. 266 to the Registrant's Registration Statement on Form N-1A (File No. 033-42484), filed with the SEC via EDGAR Accession No. 0001135428-16-001507 on August 24, 2016.

(6)(b)(xxix) Investment Sub-Advisory Agreement, dated August 24, 2016, between Cornerstone Advisors, Inc. and Loomis, Sayles & Company, L.P., relating to the Cornerstone Advisors Core Plus Bond Fund, is incorporated herein by reference to exhibit (d)(2)(xxvii) of Post-Effective Amendment No. 266 to the Registrant's Registration Statement on Form N-1A (File No. 033-42484), filed with the SEC via EDGAR Accession No. 0001135428-16-001507 on August 24, 2016.

(6)(b)(xxx) Investment Sub-Advisory Agreement, dated August 24, 2016, between Cornerstone Advisors, Inc. and Metropolitan West Asset Management LLC, relating to the Cornerstone Advisors Core Plus Bond Fund, is incorporated herein by reference to exhibit (d)(2)(xxviii) of Post-Effective Amendment No. 266 to the Registrant's Registration Statement on Form N-1A (File No. 033-42484), filed with the SEC via EDGAR Accession No. 0001135428-16-001507 on August 24, 2016.

(6)(b)(xxxi) Investment Sub-Advisory Agreement, dated August 24, 2016, between Cornerstone Advisors, Inc. and Prime Advisors, Inc., relating to the Cornerstone Advisors Core Plus Bond Fund, is incorporated herein by reference to exhibit (d)(2)(xxix) of Post-Effective Amendment No. 266 to the Registrant's Registration Statement on Form N-1A (File No. 033-42484), filed with the SEC via EDGAR Accession No. 0001135428-16-001507 on August 24, 2016.

(6)(b)(xxxii) Investment Sub-Advisory Agreement, dated [ ], between AlphaOne Investment Services, LLC and Villanova Investment Management Company LLC, relating to the AlphaOne VIMCO Small Cap Value Fund, to be filed by amendment.

(6)(c)(i) Amended and Restated Expense Limitation Agreement, dated February 13, 2013, between the Registrant and LSV Asset Management, relating to the LSV Funds, is incorporated herein by reference to exhibit (d)(10) of Post-Effective Amendment No. 206 to the Registrant's Registration Statement on Form N-1A (File No. 033-42484), filed with the SEC via EDGAR Accession No. 0001135428-13-000118 on March 1, 2013.

(6)(c)(ii) Amended Schedule A, dated May 13, 2014, to the Amended and Restated Expense Limitation Agreement, dated February 13, 2013, between the Registrant and LSV Asset Management, relating to the LSV Funds, is incorporated herein by reference to exhibit (d)(3)(ii) of Post-Effective Amendment No. 235 to the Registrant's Registration Statement on Form N-1A (File No. 033-42484), filed with the SEC via EDGAR Accession No. 0001135428-14-000403 on June 10, 2014.

(6)(c)(iii) Amended and Restated Expense Limitation Agreement, dated September 1, 2016, between the Registrant and Cambiar Investors, LLC, relating to the Cambiar Funds, is incorporated herein by reference to exhibit (d)(3)(iii) of Post-Effective Amendment No. 268 to the Registrant's Registration Statement on Form N-1A (File No. 033-42484), filed with the SEC via EDGAR Accession No. 0001135428-16-001670 on September 1, 2016.

(6)(c)(iv) Amended and Restated Expense Limitation Agreement, dated February 23, 2016, between the Registrant and Rice Hall James & Associates, LLC, relating to the Rice Hall James Funds, is incorporated herein by reference to exhibit (d)(3)(vi) of Post-Effective Amendment No. 263 to the Registrant's Registration Statement on Form N-1A (File No. 033-42484), filed with the SEC via EDGAR Accession No. 0001135428-16-001304 on April 29, 2016.

(6)(c)(v) Expense Limitation Agreement, dated March 1, 2008, between the Registrant and Haverford Investment Management, Inc., relating to the Haverford Quality Growth Stock Fund, is incorporated herein by reference to exhibit
(d)(25) of Post-Effective Amendment No. 206 to the Registrant's Registration Statement on Form N-1A (File No. 033-42484), filed with the SEC via EDGAR Accession No. 0001135428-13-000118 on March 1, 2013.

(6)(c)(vi) Amended and Restated Expense Limitation Agreement, dated February 10, 2015, between the Registrant and Westwood Management Corp., relating to the Westwood Funds, is incorporated herein by reference to exhibit (d)(3)(ix) of Post-Effective Amendment No. 254 to the Registrant's Registration Statement on Form N-1A (File No. 033-42484), filed with the SEC via EDGAR Accession No. 0001135428-15-000298 on April 20, 2015.

(6)(c)(vii) Amended Schedule A, dated May 23, 2017, to the Amended and Restated Expense Limitation Agreement, dated February 10, 2015, between the Registrant and Westwood Management Corp., relating to the Westwood Funds, is incorporated herein by reference to exhibit (d)(3)(vii) of Post-Effective Amendment No. 282 to the Registrant's Registration Statement on Form N-1A (File No. 033-42484), filed with the SEC via EDGAR Accession No. 0001135428-17-000686 on July 24, 2017.

(6)(c)(viii) Amended and Restated Expense Limitation Agreement between the Registrant and Edgewood Management LLC, relating to the Edgewood Growth Fund, to be filed by amendment.

(6)(c)(ix) Expense Limitation Agreement, dated March 31, 2010, between the Registrant and Sands Capital Management, LLC, relating to the Sands Capital Global Growth Fund, is incorporated herein by reference to exhibit (d)(34) of Post-Effective Amendment No. 206 to the Registrant's Registration Statement on Form N-1A (File No. 033-42484), filed with the SEC via EDGAR Accession No. 0001135428-13-000118 on March 1, 2013.

(6)(c)(x) Expense Limitation Agreement, effective as of March 28, 2011, between the Registrant and AlphaOne Investment Services, LLC, relating to the AlphaOne Small Cap Opportunities Fund, is incorporated herein by reference to exhibit
(d)(43) of Post-Effective Amendment No. 154 to the Registrant's Registration Statement on Form N-1A (File No. 033-42484), filed with the SEC via EDGAR Accession No. 0001135428-11-000353 on June 29, 2011.

(6)(c)(xi) Amended Schedule A, dated [ ], to the Expense Limitation Agreement, effective as of March 28, 2011, between the Registrant and AlphaOne Investment Services, LLC, relating to the AlphaOne Funds, to be filed by amendment.

(6)(c)(xii) Expense Limitation Agreement, dated December 15, 2011, between the Registrant and Loomis, Sayles & Company, L.P., relating to the Loomis Sayles Full Discretion Institutional Securitized Fund, is incorporated herein by reference to exhibit (d)(38) of Post-Effective Amendment No. 206 to the Registrant's Registration Statement on Form N-1A (File No. 033-42484), filed with the SEC via EDGAR Accession No. 0001135428-13-000118 on March 1, 2013.

(6)(c)(xiii) Amended and Restated Expense Limitation Agreement, dated April 30, 2013, between the Registrant and Hamlin Capital Management, LLC, relating to the Hamlin High Dividend Equity Fund, is incorporated herein by reference to exhibit (d)(42) of Post-Effective Amendment No. 210 to the Registrant's Registration Statement on Form N-1A (File No. 033-42484), filed with the SEC via EDGAR Accession No. 0001135428-13-000257 on April 30, 2013.

(6)(c)(xiv) Expense Limitation Agreement, dated March 28, 2012, between the Registrant and Thomson Horstmann & Bryant, Inc., relating to the Thomson Horstmann & Bryant MicroCap Fund, is incorporated herein by reference to exhibit (d)(46) of Post-Effective Amendment No. 206 to the Registrant's

Registration Statement on Form N-1A (File No. 033-42484), filed with the SEC via EDGAR Accession No. 0001135428-13-000118 on March 1, 2013.

(6)(c)(xv) Amended Schedule A to the Expense Limitation Agreement, dated March 28, 2012, between the Registrant and Thomson Horstmann & Bryant, Inc., relating to the Thomson Horstmann & Bryant MicroCap Fund, is incorporated herein by reference to exhibit (d)(50) of Post-Effective Amendment No. 225 to the Registrant's Registration Statement on Form N-1A (File No. 033-42484), filed with the SEC via EDGAR Accession No. 0001135428-13-000589 on October 9, 2013.

(6)(c)(xvi) Expense Limitation Agreement, dated January 31, 2013, between the Registrant and Harvest Global Investments Limited, relating to the Harvest Funds, is incorporated herein by reference to exhibit (6)(c)(xix) of Post-Effective Amendment No. 236 to the Registrant's Registration Statement on Form N-1A (File No. 033-42484), filed with the SEC via EDGAR Accession No. 0001135428-14-000442 on June 24, 2014.

(6)(c)(xvii) Expense Limitation Agreement, dated February 23, 2016, between the Registrant and AT Investment Advisers, Inc., relating to the AT Disciplined Equity Fund, AT Income Opportunities Fund and AT Mid Cap Equity Fund, is incorporated herein by reference to exhibit (d)(3)(xix) of Post-Effective Amendment No. 261 to the Registrant's Registration Statement on Form N-1A (File No. 033-42484), filed with the SEC via EDGAR Accession No. 0001135428-16-001069 on February 26, 2016.

(6)(c)(xviii) Expense Limitation Agreement, dated December 13, 2017, between the Registrant and AT Investment Advisers, Inc., relating to the AT All Cap Growth Fund and AT Equity Income Fund is incorporated herein by reference to exhibit
(d)(3)(xviii) of Post-Effective Amendment No. 288 to the Registrant's Registration Statement on Form N-1A (File No. 033-42484), filed with the SEC via EDGAR Accession No. 0001135428-17-001113 on December 13, 2017.

(6)(c)(xix) Expense Limitation Agreement, effective as of July 3, 2013, between the Registrant and Fayez Sarofim & Co., relating to the Sarofim Equity Fund, is incorporated herein by reference to exhibit (d)(75) of Post-Effective Amendment No. 219 to the Registrant's Registration Statement on Form N-1A (File No. 033-42484), filed with the SEC via EDGAR Accession No. 0001135428-13-000386 on July 26, 2013.

(7)(a) Distribution Agreement, dated November 14, 1991, as amended and restated November 14, 2005, between the Registrant and SEI Investments Distribution Co. (formerly, SEI Financial Services Company) is incorporated herein by reference to exhibit (e)(1)(i) of Post-Effective Amendment No. 252 to the Registrant's Registration Statement on Form N-1A (File No. 033-42484), filed with the SEC via EDGAR Accession No. 0001135428-15-000094 on February 27, 2015.

(7)(b) Amendment No. 1, effective as of August 30, 2010, to the Distribution Agreement, dated November 14, 1991, as amended and restated November 14, 2005, between the Registrant and SEI Investments Distribution Co. (formerly, SEI Financial Services Company), is incorporated herein by reference to exhibit
(e)(3) of Post-Effective Amendment No. 158 to the Registrant's Registration Statement on Form N-1A (File No. 033-42484), filed with the SEC via EDGAR Accession No. 0001135428-11-000517 on September 16, 2011.

(7)(c) Revised Form of Amended Sub-Distribution and Servicing Agreement for SEI Investments Distribution Co., dated October 2007, is incorporated herein by reference to exhibit (e)(2) of Post-Effective Amendment No. 76 to the Registration Statement of The Advisors' Inner Circle Fund II (File No. 033-50718), filed with the SEC via EDGAR Accession No. 0001135428-08-000222 on May 30, 2008.

(8) Not Applicable.

(9)(a)(i) Amended and Restated Custody Agreement, dated February 12, 2013, between the Registrant and U.S. Bank, National Association, is incorporated herein by reference to exhibit (g)(1)(i) of Post-

Effective Amendment No. 233 to the Registrant's Registration Statement on Form N-1A (File No. 033-42484), filed with the SEC via EDGAR Accession No. 0001135428-14-000296 on April 30, 2014.

(9)(a)(ii) Amendment, dated November 6, 2013, to the Amended and Restated Custody Agreement dated February 12, 2013 between the Registrant and U.S. Bank, National Association, is incorporated herein by reference to exhibit (g)(1)(ii) of Post-Effective Amendment No. 233 to the Registrant's Registration Statement on Form N-1A (File No. 033-42484), filed with the SEC via EDGAR Accession No. 0001135428-14-000296 on April 30, 2014.

(9)(b)(i) Custodian Agreement, dated June 26, 2001, between the Registrant and MUFG Union Bank, N.A. (formerly, Union Bank of California, N.A.) is incorporated herein by reference to exhibit (g)(2)(i) of Post-Effective Amendment No. 266 to the Registrant's Registration Statement on Form N-1A (File No. 033-42484), filed with the SEC via EDGAR Accession No. 0001135428-16-001507 on August 24, 2016.

(9)(b)(ii) Amended Appendix B, dated December 6, 2017, to the Custodian Agreement, dated June 26, 2001, between the Registrant and MUFG Union Bank, N.A. (formerly, Union Bank of California, N.A.) is incorporated herein by reference to exhibit (g)(2)(ii) of Post-Effective Amendment No. 288 to the Registrant's Registration Statement on Form N-1A (File No. 033-42484), filed with the SEC via EDGAR Accession No. 0001135428-17-001113 on December 13, 2017.

(9)(c)(i) Custodian Agreement, dated November 25, 2014, between the Registrant and Brown Brothers Harriman & Co. is incorporated herein by reference to exhibit (g)(3)(i) of Post-Effective Amendment No. 266 to the Registrant's Registration Statement on Form N-1A (File No. 033-42484), filed with the SEC via EDGAR Accession No. 0001135428-16-001507 on August 24, 2016.

(9)(c)(i) Amendment, dated May 12, 2015, to the Custodian Agreement, dated November 25, 2014, between the Registrant and Brown Brothers Harriman & Co. is incorporated herein by reference to exhibit (g)(3)(ii) of Post-Effective Amendment No. 266 to the Registrant's Registration Statement on Form N-1A (File No. 033-42484), filed with the SEC via EDGAR Accession No. 0001135428-16-001507 on August 24, 2016.

(9)(c)(iii) Amendment, dated November 6, 2015, to the Custodian Agreement, dated November 25, 2014, between the Registrant and Brown Brothers Harriman & Co. is incorporated herein by reference to exhibit (g)(3)(iii) of Post-Effective Amendment No. 266 to the Registrant's Registration Statement on Form N-1A (File No. 033-42484), filed with the SEC via EDGAR Accession No. 0001135428-16-001507 on August 24, 2016.

(9)(c)(iv) Amendment, dated August 25, 2016, to the Custodian Agreement, dated November 25, 2014, between the Registrant and Brown Brothers Harriman & Co. is incorporated herein by reference to exhibit (g)(3)(iv) of Post-Effective Amendment No. 272 to the Registrant's Registration Statement on Form N-1A (File No. 033-42484), filed with the SEC via EDGAR Accession No. 0001135428-16-001815 on October 31, 2016.

(10)(a)(i) Distribution Plan, dated August 8, 1994, as amended August 14, 2000, is incorporated herein by reference to exhibit (m) of Post-Effective Amendment No. 41 to the Registrant's Registration Statement on Form N-1A (File No. 033-42484), filed with the SEC via EDGAR Accession No. 0000950109-00-004829 on December 13, 2000.

(10)(a)(ii) Schedule A, as last amended November 14, 2017, to the Distribution Plan, dated August 8, 1994, as amended August 14, 2000, is incorporated herein by reference to exhibit (m)(1)(ii) of Post-Effective Amendment No. 288 to the Registrant's Registration Statement on Form N-1A (File No. 033-42484), filed with the SEC via EDGAR Accession No. 0001135428-17-001113 on December 13, 2017.

(10)(a)(iii) Distribution Plan, dated September 17, 2002, relating to Investor Shares of the Rice Hall James SMID Cap Portfolio (formerly, Rice Hall James Mid Cap Portfolio), is incorporated herein by reference to exhibit (m)(6) of Post-Effective Amendment No. 74 to the Registrant's Registration Statement on Form N-1A (File No. 033-42484), filed with the SEC via EDGAR Accession No. 0001135428-04- 000242 on June 1, 2004.

(10)(a)(iv) Amended Schedule A, dated November 13, 2007, to the Distribution Plan, dated September 17, 2002, relating to Investor Shares of the Rice Hall James SMID Cap Portfolio (formerly, Rice Hall James Mid Cap Portfolio), is incorporated herein by reference to exhibit (m)(4) of Post-Effective Amendment No. 111 to the Registrant's Registration Statement on Form N-1A (File No. 033-42484), filed with the SEC via EDGAR Accession No. 0001135428-09-000276 on July 2, 2009.

(10)(b)(i) Registrant's Amended and Restated Rule 18f-3 Plan, dated February 21, 2007, including Schedules and Certificates of Class Designation thereto, is incorporated herein by reference to exhibit (n) of Post-Effective Amendment No. 229 to the Registrant's Registration Statement on Form N-1A (File No. 033-42484), filed with the SEC via EDGAR Accession No. 0001135428-14-000099 on February 28, 2014.

(10)(b) Schedule M and Certificates of Class Designation to the Registrant's Amended and Restated Rule 18f-3 Plan, dated February 21, 2007, relating to the LSV Funds, is incorporated herein by reference to exhibit (n)(1) of Post-Effective Amendment No. 235 to the Registrant's Registration Statement on Form N-1A (File No. 033-42484), filed with the SEC via EDGAR Accession No. 0001135428-14-000403 on June 10, 2014.

(10)(3) Amended and Restated Schedule B and Certificates of Class Designation to the Amended and Restated Rule 18f-3 Plan, dated February 21, 2007, relating to the Cambiar Funds, is incorporated herein by reference to exhibit (n)(3) of Post-Effective Amendment No. 258 to the Registrant's Registration Statement on Form N-1A (File No. 033-42484), filed with the SEC via EDGAR Accession No. 0001135428-15-000632 on August 28, 2015.

(10)(4) Amended and Restated Schedule D and Certificates of Class Designation to the Amended and Restated Rule 18f-3 Plan, dated February 21, 2007, relating to the Westwood Funds, is incorporated herein by reference to exhibit
(n)(1)(iv) of Post-Effective Amendment No. 254 to the Registrant's Registration Statement on Form N-1A (File No. 033-42484), filed with the SEC via EDGAR Accession No. 0001135428-15-000298 on April 20, 2015.

(10)(5) Schedule N and Certificates of Class Designation to the Registrant's Amended and Restated Rule 18f-3 Plan, dated February 21, 2007, relating to the Acadian Emerging Markets Portfolio, is incorporated herein by reference to exhibit (n)(5) of Post-Effective Amendment No. 268 to the Registrant's Registration Statement on Form N-1A (File No. 033-42484), filed with the SEC via EDGAR Accession No. 0001135428-16-001670 on September 1, 2016.

(10)(6) Amended and Restated Schedule C and Certificates of Class Designation to the Amended and Restated Rule 18f-3 Plan, dated February 21, 2007, relating to the Edgewood Growth Fund, is incorporated herein by reference to exhibit
(n)(6) of Post-Effective Amendment No. 274 to the Registrant's Registration Statement on Form N-1A (File No. 033-42484), filed with the SEC via EDGAR Accession No. 0001135428-16-001948 on December 30, 2016.

(10)(7) Amended and Restated Schedule L and Certificates of Class Designation to the Amended and Restated Rule 18f-3 Plan, dated February 21, 2007, relating to the AT Funds is incorporated herein by reference to exhibit (n)(7) of Post-Effective Amendment No. 288 to the Registrant's Registration Statement on Form N-1A (File No. 033-42484), filed with the SEC via EDGAR Accession No. 0001135428-17-001113 on December 13, 2017.

(10)(8) Amended and Restated Schedule F and Certificates of Class Designation to the Amended and Restated Rule 18f-3 Plan, dated February 21, 2007, relating to the AlphaOne Funds, to be filed by amendment.

(11) Opinion and Consent of Morgan, Lewis & Bockius LLP regarding the legality of the securities being registered is incorporated by reference to Exhibit (11) to the initial Registration Statement on Form N-14 filed with the SEC via EDGAR Accession Number No. 0001135428-17-001035 on November 13, 2017.

(12) Form of Opinion of Morgan, Lewis & Bockius LLP regarding tax matters is incorporated by reference to Exhibit (12) to the initial Registration Statement on Form N-14 filed with the SEC via EDGAR Accession Number No.
0001135428-17-001035 on November 13, 2017.

(13)(1)(i) Administration Agreement, dated November 14, 1991, as amended and restated November 12, 2002, between the Registrant and SEI Investments Global Funds Services, is incorporated herein by reference to exhibit (h)(3) of Post-Effective Amendment No. 206 to the Registrant's Registration Statement on Form N-1A (File No. 033-42484), filed with the SEC via EDGAR Accession No. 0001135428-13-000118 on March 1, 2013.

(13)(1)(ii) Amendment, dated June 11, 2014, relating to the LSV Funds, to the Administration Agreement, dated November 14, 1991, as amended and restated November 12, 2002, between the Registrant and SEI Investments Global Funds Services, is incorporated herein by reference to exhibit (h)(1)(ii) of Post-Effective Amendment No. 236 to the Registrant's Registration Statement on Form N-1A (File No. 033-42484), filed with the SEC via EDGAR Accession No. 0001135428-14-000442 on June 24, 2014.

(13)(1)(iii) Amendment, dated May 18, 2016, to the Administration Agreement, dated November 14, 1991, as amended and restated November 12, 2002, between the Registrant and SEI Investments Global Funds Services, is incorporated herein by reference to exhibit (h)(1)(iii) of Post-Effective Amendment No. 268 to the Registrant's Registration Statement on Form N-1A (File No. 033-42484), filed with the SEC via EDGAR Accession No. 0001135428-16-001670 on September 1,
2016.

(13)(2)(i) Transfer Agency and Service Agreement, dated January 15, 2003, between the Registrant and State Street Bank and Trust Company is incorporated herein by reference to exhibit (h)(62) of Post-Effective Amendment No. 67 to the Registrant's Registration Statement on Form N-1A (File No. 033-42484), filed with the SEC via EDGAR Accession No. 0001135428-03-000495 on August 28, 2003.

(13)(2)(ii) AML Delegation Amendment, dated May 20, 2003, to the Transfer Agency and Service Agreement, dated January 15, 2003, between the Registrant and State Street Bank and Trust Company is incorporated herein by reference to exhibit (h)(65) of Post-Effective Amendment No. 68 to the Registrant's Registration Statement on Form N-1A (File No. 033-42484), filed with the SEC via EDGAR Accession No. 0001135428-03-000630 on December 29, 2003.

(13)(2)(iii) Agency Agreement, dated April 1, 2006, between the Registrant and DST Systems, Inc., is incorporated herein by reference to exhibit (h)(7) of Post-Effective Amendment No. 190 to the Registrant's Registration Statement on Form N-1A (File No. 033-42484), filed with the SEC via EDGAR Accession No. 0001135428-12-000262 on May 23, 2012.

(13)(2)(iv) Amendment, dated April 1, 2009, to the Agency Agreement, dated April 1, 2006, between the Registrant and DST Systems, Inc. is incorporated herein by reference to exhibit (h)(2)(vi) of Post-Effective Amendment No. 266 to the Registrant's Registration Statement on Form N-1A (File No. 033-42484), filed with the SEC via EDGAR Accession No. 0001135428-16-001507 on August 24, 2016.

(13)(2)(v) Amended Fee Schedule, dated August 30, 2012, to the Agency Agreement, dated April 1, 2006, between the Registrant and DST Systems, Inc. is incorporated herein by reference to exhibit (h)(10) of Post-Effective Amendment No. 193 to the Registrant's Registration Statement on Form N-1A (File No. 033-42484), filed with the SEC via EDGAR Accession No. 0001135428-12-000370 on August 22, 2012.

(13)(2)(vi) Amendment, dated November 13, 2013, to the Agency Agreement, dated April 1, 2006, between the Registrant and DST Systems, Inc. is incorporated herein by reference to exhibit (h)(2)(viii) of Post-Effective Amendment No. 266 to the Registrant's Registration Statement on Form N-1A (File No. 033-42484), filed with the SEC via EDGAR Accession No. 0001135428-16-001507 on August 24, 2016.

(13)(2)(vii) Transfer Agency Services Agreement between the Registrant and Atlantic Shareholder Services, LLC, to be filed by amendment.

(13)(3)(i) Shareholder Services Plan is incorporated herein by reference to exhibit (h)(3) of Post-Effective Amendment No. 261 to the Registrant's Registration Statement on Form N-1A (File No. 033-42484), filed with the SEC via EDGAR Accession No. 0001135428-16-001069 on February 26, 2016.

(13)(3)(ii) Amended Exhibit A to the Shareholder Services Plan, is incorporated herein by reference to exhibit (h)(3)(ii) of Post-Effective Amendment No. 288 to the Registrant's Registration Statement on Form N-1A (File No. 033-42484), filed with the SEC via EDGAR Accession No. 0001135428-17-001113 on December 13, 2017

(14)(a) Consent of Cohen & Company, Ltd. is filed herewith.

(14)(b) Consent of Morgan, Lewis & Bockius LLP is incorporated by reference to Exhibit (14)(b) to the initial Registration Statement on Form N-14 filed with the SEC via EDGAR Accession Number No. 0001135428-17-001035 on November 13, 2017.

(15) Not Applicable.

(16) Powers of Attorney, dated November 13, 2017, for Ms. Betty L. Krikorian and Messrs. Robert A. Nesher, William M. Doran, John K. Darr, George J. Sullivan, Jr., Mitchell A. Johnson, Bruce R. Speca, Joseph T. Grause, Jr., Michael Beattie and Stephen Connors is incorporated by reference to Exhibit (16) to the initial Registration Statement on Form N-14 filed with the SEC via EDGAR Accession Number No. 0001135428-17-001035 on November 13, 2017.

(17)(a) Form of Proxy Card is incorporated by reference to Exhibit (17)(a) to the initial Registration Statement on Form N-14 filed with the SEC via EDGAR Accession Number No. 0001135428-17-001035 on November 13, 2017.

(17)(b) Prospectus dated December 29, 2016 for Trust for Professional Managers (the "Target Trust"), with respect to the Geneva Advisors All Cap Growth Fund and Geneva Advisors Equity Income Fund (the "Target Funds") is incorporated herein by reference to Post-Effective Amendment No. 591 to the Target Trust's Registration Statement on Form N-1A, filed with the SEC via EDGAR on December 20, 2016, Accession No. 0001135428-16-001529 (the "Target Funds Prospectus").

(17)(c) Supplement dated September 19, 2017 to the Target Funds Prospectus is incorporated herein by reference to the Target Trust's 497 filing filed with the SEC via EDGAR on September 19, 2017, Accession No. 0000894189-17-004950.

(17)(d) Statement of Additional Information dated December 29, 2016, with respect to the Target Funds is incorporated herein by reference to Post-Effective Amendment No. 591 to the Target Trust's Registration Statement on Form N-1A, filed with the SEC via EDGAR on December 20, 2016, Accession No. 0000894189-16-013558 (the "Target Funds SAI").

(17)(e) Supplement dated September 19, 2017 to the Target Funds SAI is incorporated herein by reference to the Target Trust's 497 filing filed with the SEC via EDGAR on September 19, 2017, Accession No. 0000894189-17-004950.

(17)(f) Prospectus dated December 13, 2017 for the Registrant, with respect to the AT All Cap Growth Fund and AT Equity Income Fund (the "Acquiring Funds"), is incorporated herein by reference to Post-Effective Amendment No. 288 to the Registrant's Registration Statement on Form N-1A filed with the SEC via EDGAR on December 13, 2017, Accession No. 0001135428-17-001113.

(17)(g) Statement of Additional Information dated December 13, 2017 for the Registrant, with respect to the Acquiring Funds, is incorporated herein by reference to Post-Effective Amendment No. 288 to the Registrant's Registration Statement on Form N-1A filed with the SEC via EDGAR on December 13, 2017, Accession No. 0001135428-17-001113.

(17)(h) Audited financial statements and related report of the independent public accounting firm included in the Target Trust's Annual Report to Shareholders for the fiscal year ended August 31, 2017, with respect to the Target Funds is incorporated herein by reference to the Target Trust's N-CSR filed with the SEC via EDGAR on November 3, 2017, Accession No. 0000898531-17-000541.

ITEM 17. UNDERTAKINGS:

(1) The undersigned Registrant agrees that, prior to any public reoffering of the securities registered through the use of a prospectus which is part of this registration statement by any person or party who is deemed to be an underwriter within the meaning of Rule 145(c) of the Securities Act of 1933, the reoffering prospectus will contain the information called for by the applicable registration form for the reofferings by persons who may be deemed underwriters, in addition to the information called for by the other items of the applicable form.

(2) The undersigned Registrant agrees that every prospectus that is filed under paragraph (1) above will be filed as part of an amendment to the registration statement and will not be used until the amendment is effective, and that, in determining any liability under the Securities Act of 1933, each post-effective amendment shall be deemed to be a new registration statement for the securities offered therein, and the offering of the securities at that time shall be deemed to be the initial bona fide offering of them.

(3) The undersigned Registrant agrees to file, by post-effective amendment, an opinion of counsel supporting the tax consequences of the Reorganization within a reasonably prompt time after receipt of such opinion.

                                   SIGNATURES

As required by the Securities Act of 1933, as amended, this registration statement has been signed on behalf of the Registrant, in the City of Oaks, Commonwealth of Pennsylvania on the 15th day of December, 2017


                                              THE ADVISORS' INNER CIRCLE FUND

                                               By:           *
                                                  --------------------------
                                                  Michael Beattie, President


As required by the Securities Act of 1933, as amended, this registration statement has been signed by the following persons in the capacities and on the dates indicated.

           *                       Trustee                     December 15, 2017
------------------------------
John K. Darr

           *                       Trustee                     December 15, 2017
------------------------------
William M. Doran

           *                       Trustee                     December 15, 2017
------------------------------
Joseph T. Grause, Jr.

           *                       Trustee                     December 15, 2017
------------------------------
Mitchell A. Johnson

           *                       Trustee                     December 15, 2017
------------------------------
Betty L. Krikorian

           *                       Trustee                     December 15, 2017
------------------------------
Robert A. Nesher

           *                       Trustee                     December 15, 2017
------------------------------
Bruce Speca

           *                       Trustee                     December 15, 2017
------------------------------
George J. Sullivan, Jr.

           *                       President                   December 15, 2017
------------------------------
Michael Beattie

           *                       Treasurer, Controller &     December 15, 2017
------------------------------     Chief Financial Officer
Stephen Connors

*By: /s/ Dianne M. Descoteaux
     ------------------------------
      Dianne M. Descoteaux
      Attorney-in-Fact

                                 EXHIBIT INDEX

--------------------------------------------------------------------------------
(14)(a) Consent of Independent Registered Public Accounting Firm, Cohen & Company, Ltd.
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